UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00537

Franklin Custodian Funds
(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 9/30/22

Item 1.  Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Custodian
Funds
September 30, 2022
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Franklin DynaTech Fund
Franklin Focused Growth Fund
Franklin Growth Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund

Not FDIC Insured May Lose Value No Bank Guarantee
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Annual Report

Shareholder Letter
Dear Shareholder:
U.S. economic performance was mixed during the 12
months ended September 30, 2022. Gross domestic product
grew in 2021’s last quarter amid an ongoing pandemic
recovery, but it contracted in 2022’s first half due to declines in inventory investment and federal government spending.
Consumer spending slowly expanded, helped by the
reopening of businesses, widespread vaccinations, and
federal assistance programs. Inflation increased during the
12-month period, influenced by pandemic-related supply-
chain issues, higher energy prices, Russia’s invasion of
Ukraine and broader price pressures.
To combat high inflation, the U.S. Federal Reserve began
decreasing its monthly asset purchases in November 2021
and ended them in March 2022. The Federal Reserve also
raised the federal funds rate by 0.25% in March, 0.50% in
May, and 0.75% in each of June, July and September, for
a total of 3.00%, increasing the rate from 0.25% to 3.25%
during the period. Additionally, the Federal Reserve stated its intention to continue reducing its U.S. Treasury, government agency debt and agency mortgage-backed securities
holdings, and anticipated future federal funds rate increases would be appropriate.
The 10-year U.S. Treasury yield was 1.52% on September
30, 2021, and it increased to 3.83% by the end of September
2022. In this environment, the prices of U.S. stocks, as
measured by the Standard & Poor’s
®
500 Index (S&P 500
®
),
declined 16.76%, (the index decreasing from 4,307.54 to
3,585.62).
1,2
Reflecting the rise in interest rates, investment-
grade bonds, as measured by the Bloomberg U.S.
Aggregate Bond Index (Bloomberg Index), posted a -14.60%
total return (an index decrease from 2,354.86 to 2,011.06),
which includes reinvestment of interest income.
3
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well positioned for the years ahead.
Franklin Custodian Funds’ annual report, covering Franklin
DynaTech Fund, Franklin Focused Growth Fund, Franklin
Growth Fund, Franklin Income Fund, Franklin U.S.
Government Securities Fund and Franklin Utilities Fund,
includes more detail about investment decisions during the
period. All securities markets fluctuate in value, as do mutual fund share prices.
We thank you for investing with Franklin, welcome your
questions and comments, and look forward to serving your
future investment needs.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Custodian Funds
This letter reflects our analysis and opinions as of
September 30, 2022, unless otherwise indicated. The
information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Copyright © 2022, S&P Dow Jones Indices LLC. All rights reserved.
2. Source: Morningstar. The changes in index prices shown for the S&P 500 do not include reinvestments of income and distributions, which are included in its total return, which was: S&P 500 -15.47% (index total return resulting in a decrease from 8,994.83 to 7,603.14).
3. Sources: Morningstar and Bloomberg indexes. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

Contents
Annual Report
Economic and Market Overview 3
Franklin DynaTech Fund 4
Franklin Focused Growth Fund 12
Franklin Growth Fund 20
Franklin Income Fund 26
Franklin U.S. Government Securities Fund 34
Franklin Utilities Fund 40
Financial Highlights and Schedules of Investments 47
Financial Statements 118
Notes to Financial Statements 128
Report of Independent Registered
Public Accounting Firm 156
Tax Information 157
Board Members and Officers 158
Shareholder Information 163
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access your account, or to find helpful financial
planning tools.

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ANNUAL REPORT
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s
®
500
Index, posted a -15.47% total return for the 12 months ended
September 30, 2022.
1
High inflation, rising interest rates
and geopolitical instability contributed to a sharp decline in equity prices. Although consumer spending continued to
rise, deteriorating financial conditions negatively impacted consumer sentiment, which improved slightly at the end of
the period after falling in June 2022 to the lowest level in over 60 years.
Elevated inflation was a major concern for both consumers
and investors, as inflation accelerated in June 2022 to the
highest rate since 1981. Continued supply-chain disruptions, strong consumer demand, and volatile energy prices drove
inflation higher. Russia’s invasion of Ukraine also disrupted financial markets and led to a rise in oil and commodity
prices, although much of that increase abated by period-
end. The U.S. unemployment rate declined from 4.7% in
September 2021 to 3.5% in September 2022 as notable
employment gains occurred in the leisure and hospitality
and health care sectors. Wages climbed at the fastest rate in decades, which added to some investors’ inflation concerns.
Following a robust expansion in 2021, U.S. gross domestic
product contracted in the first half of 2022, despite continued
job growth. An inventory drawdown, declining residential
and business investment and lower levels of government
spending contributed to the economic slowdown. Rising
interest rates translated to higher borrowing costs for
individuals and businesses, which dampened economic
activity. Mortgage rates reached the highest level since
2007, and new home construction slowed toward period-end.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) began to raise the federal funds target rate in March
2022, the first such increase since 2018. The Fed raised
the federal funds rate again at each of its four subsequent
meetings to end the period at a range of 3.00%–3.25%.
The Fed noted in its September 2022 meeting that inflation
remained elevated amid robust job growth and low
unemployment. Furthermore, the Fed said it would continue
to reduce its bond holdings, and Fed Chair Jerome Powell
indicated that reducing inflation was likely to require a period of below-trend growth.
The foregoing information reflects our analysis and opinions as of September 30, 2022. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
Franklin DynaTech Fund
This annual report for Franklin DynaTech Fund covers the
fiscal year ended September 30, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation by investing primarily
in equity securities of companies that emphasize innovation
and new technologies, have superior management and
that benefit from new industry conditions in the dynamically changing global economy.
Performance Overview
The Fund’s Class A shares posted a -40.15% cumulative
total return for the 12 months under review. In comparison,
the Russell 1000
®
Growth Index, which is market
capitalization weighted and measures performance of those
Russell 1000
®
Index companies with relatively higher price-
to-book ratios and higher forecasted growth rates, posted a
cumulative total return of -22.59%.
1
Also for comparison, the
broad U.S. stock market, as measured by the Standard &
Poor’s 500 Index (S&P 500), posted a -15.47% cumulative
total return.
1
You can find the Fund’s long-term performance
data in the Performance Summary beginning on page 8 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies
as those with strong and improving competitive positions in
attractive markets. We also believe important attributes of
quality are experienced and talented management teams as
well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and
returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of
multiple scenarios. In assessing value, we consider whether
security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.
Manager’s Discussion
During the period under review, the Fund’s prolonged stretch of gains reversed into significant and widespread losses,
with most of the selling occurring from November 2021
through September 2022 (while October 2021, and both
March and July 2022 were the Fund’s only positive months).
In general, many investors expressed their valuation
concerns by divesting innovative and high-tech companies
that held the potential to disrupt lots of businesses in the future but offered little or no earnings in the present. The
Fund was broadly undermined by an investment style
rotation in the equity market as U.S. and global growth
stocks, whose valuations were negatively impacted by
sharply rising interest rates, declined substantially more
than their value-oriented counterparts across all market
capitalizations.
Portfolio Composition
9/30/22
% of Total
Net Assets
Software 28.4%
Semiconductors & Semiconductor Equipment 11.5%
Life Sciences Tools & Services 8.5%
IT Services 7.9%
Internet & Direct Marketing Retail 7.8%
Health Care Equipment & Supplies 6.6%
Interactive Media & Services 5.3%
Automobiles 4.2%
Capital Markets 2.2%
Technology Hardware, Storage & Peripherals 1.9%
Pharmaceuticals 1.9%
Electric Utilities 1.7%
Health Care Providers & Services 1.7%
Chemicals 1.6%
Other 7.7%
Short-Term Investments & Other Net Assets 1.1%
1. Source: Morningstar.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
52
.

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Annual Report
Various challenges tested innovative companies in a
deteriorating macroeconomic environment. A combination
of rising interest rates, elevated inflation and recession
fears contributed to increased equity market uncertainty
and downside volatility. We think meaningful resolution
of this uncertainty has been deferred beyond September
of 2022. However, we also saw increasing clarity around
which companies will structurally grow faster post-
pandemic. In particular, the information technology (IT)
and communication services sectors and e-commerce
companies in the consumer discretionary sector have sold
off dramatically. Immature growth-focused businesses,
whose heavy investing led to negative free cash flow, have
seen their equity valuation multiples compress with the sharp climb in the cost of capital, as inflation fears caused nominal rates to rise. In our view, a higher cost of capital can serve as a positive longer-term catalyst because it encourages
companies to develop resilience and restraint from not being overfunded. We believe it can also contribute to dwindling
competition and potentially more profitability over time as
it forces rationality into the marketplace. We view this as a healthy part of the economic cycle.
History has shown us that exogenous shocks can accelerate
change beyond the natural organic adoption rate. Two such
exogenous shocks such as COVID-19 and the Russia-
Ukraine war appear to be providing catalysts to drive the
adoption of new technologies, in our view. We saw an
opportunity for the war to accelerate pre-existing innovation trends in agriculture, renewable energy, cybersecurity
and supply-chain logistics, to name a few. For example,
within agriculture this included innovations to increase crop yields which included gene-edited seeds that are herbicide
resistant and synthetic biology-derived crop protection
products.
We believe technologies and advancements accelerated
by exogenous shocks often become permanent and
pervasive in society, thereby displacing legacy processes
or technologies. The pandemic accelerated many of the
trends we highlighted in 2019 and earlier, and we expect
the following to endure beyond 2022 including cashless
payments, workplace collaboration, e-commerce in non-
traditional areas such as automobiles and health care,
genetic medicine, bioprocessing, and digital transformation/
cloud infrastructure adoption.
As it pertains to portfolio performance, all 11 of the Fund’s sector allocations were net detractors from performance in
absolute terms amid the market environment outlined above,
with most of the overall losses occurring in the IT, health
care, communication services and consumer discretionary
sectors; when combined, these holdings comprised a
predominant portion of the Fund’s total net assets.
For most of the annual period, the Fund’s substantial
absolute declines in the IT sector (averaging around
half of total net assets) were related to stock multiples
compressing with higher interest rates. However, by the
latter half of the period, we began to see fundamental
weakness in consumer-oriented hardware such as personal
computers (PCs), electronics, and smartphones, which
had a disproportionate impact on NVIDIA, ASML Holding
and most of our other holdings in the semiconductor
industry. In particular, graphics chip company NVIDIA, our
largest position in the semiconductors and semiconductor
equipment industry, lowered its forward guidance on an
unexpected decline in demand for graphics chips targeted
at video game consoles but also used for cryptocurrency
mining. NVIDIA joined a host of other companies that curbed
their prior guidance or offered an outlook for the remainder of 2022 that was below Wall Street estimates, pointing to
soft sales in PCs, smartphones and other devices, with
reduced demand in some cases spreading to cloud data
center, automotive and industrial customers. We continue
to hold NVIDIA shares for an expected rebound over the
longer term. Once mostly a graphics chip company, NVIDIA
now participates in nearly every disruptive tech trend
such as cloud computing, cryptocurrency mining, artificial
intelligence, autonomous cars, and even the metaverse,
which has recently helped its revenues to grow solidly.
E-commerce companies Amazon.com and MercadoLibre
were a primary point of weakness in the consumer
discretionary sector. IT services and software companies
Top 10 Holdings
9/30/22
Company
Industry , Country
% of Total
Net Assets
a a
Amazon.com, Inc. 6.8%
Internet & Direct Marketing Retail, United States
Microsoft Corp. 5.8%
Software, United States
Alphabet, Inc. 4.6%
Interactive Media & Services, United States
Tesla, Inc. 4.2%
Automobiles, United States
Danaher Corp. 3.1%
Life Sciences Tools & Services, United States
Thermo Fisher Scientific, Inc. 3.0%
Life Sciences Tools & Services, United States
NVIDIA Corp. 2.9%
Semiconductors & Semiconductor Equipment,
United States
Mastercard, Inc. 2.9%
IT Services, United States
ServiceNow, Inc. 2.6%
Software, United States
Intuit, Inc. 2.4%
Software, United States

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Annual Report
involved in advertising, marketing, customer relations
and payments processing, which also have strong ties to
e-commerce sales and business activity, generally sold off
as the robust levels of consumer spending seen in 2020 and
2021 were perceived as decelerating against a backdrop of
negative real wage growth, including key detractors Shopify,
Adyen, Mastercard, HubSpot and Salesforce, all of which
began to see more difficult year-over-year comparisons in
their quarterly financial reports over the period.
The Fund’s smaller portion of communication services
holdings, which also had been greatly reduced during the
12-month period under review, were major net detractors
that collectively shed more than half of their equity value.
The declines were most severe in the entertainment industry
where Sea, a Singapore-based consumer internet company
was the largest detractor, having lost considerable share
value following a stellar rise in previous reporting periods
(not held at period-end). Sea is a Southeast Asian internet
and mobile platform company that has been investing
heavily to grow its business in three high-growth industries, which include e-commerce (Shopee), digital payments and
financial services (SeaMoney), and video game development
and publishing (Garena). Revenue and gross profit began
to miss consensus expectations and management began
lowering its full-year guidance for 2022. Garena continued
to be the most profitable segment, which allows Sea to
invest in its other businesses, but its growth has decelerated on normalization of hours spent playing video games
post-Covid. At the same time, Shopee’s operational loss
more than doubled on a year-ago basis despite a strong
competitive position in Southeast Asia, but likely associated with aggressive expansions into Latin America and Europe
along with parent-company research and development costs,
both of which Sea is now tempering.
Elsewhere in the communication services sector, technology
and social media giants Alphabet (Google’s parent company)
and Meta Platforms (formerly Facebook, not held at
period-end) were significant Fund holdings that saw steep
declines from all-time highs during the year under review.
These companies began to post revenues that came up
shy of consensus estimates as a stalling economy hurt
advertising-based companies. Additionally, some investors
grew concerned that Meta Platforms would find it difficult
to navigate Apple’s (also a Fund holding) new privacy
restrictions, which had negatively impacted its ability to
target its customers’ ads. Meta Platforms and Alphabet were
also contending with heightened scrutiny from regulators
after numerous reports of the companies’ failing to properly address misinformation, hate speech, and other troubling
behavior on their sites. In general, companies that advertise to make money, like Alphabet, were pointing out economic
turbulence on the horizon and bracing for a more challenging operating environment. Alphabet makes most of its money
by selling ads on its two most popular internet platforms,
Google Search and YouTube, with projections into 2023
suggesting business spending, and therefore discretionary
ad budgets, might shrink when the economy is doing poorly.
We saw this play out in Alphabet’s revenue growth over
the past year, which has dramatically decelerated, going
from 40% growth year-over-year to 12% growth in the four
quarters through June 2022. At period-end, Alphabet was
trading at its lowest price-to-earnings (P/E) ratio in a decade, while its two largest platforms (Google and YouTube)
remained top-notch internet traffic magnets, suggesting
the company’s ad revenue will recover once the economy
improves because its websites remain the dominant internet
destinations where brands prioritize their ad budgets.
Conversely, the declines described above were partially
offset by minimal contributions from individual holdings that bucked the overall downtrend. It was a relatively short list with a combined positive impact that was negligible given
the magnitude of the detractors. Some of them advanced
on better-than-expected earnings and company-specific
successes during a time when most of their competitors
were suffering. In some cases, the overall contribution was
due in part to our decisions to opportunistically divest select holdings, decisions that often allowed us to avoid the one-
year losses that would have resulted if we had held them for the full annual period. Among the notable contributors that
were held for the entire period and rose against the market’s downdraft, we saw solid results in managed healthcare and
insurance provider UnitedHealth Group, within health care
providers and services, Enphase Energy, a manufacturer
of energy solutions which specializes in micro inverter
systems for the residential solar photovoltaic industry, within semiconductors and semiconductor equipment, Cadence
Design Systems, an electronic design automation and
computational software developer, within software and
Argenx, a Netherlands-based developer of therapies for the
treatment of autoimmune diseases, within biotechnology.
Key contributor Enphase Energy, stood in stark contrast to
its peers in the semiconductor industry, as nearly all other related portfolio holdings posted double-digit percentage
declines. Enphase Energy reported a strong showing as
demand for renewable energy sources rose in its primary
market, North America, and secondary market, Europe.
Solar-related stocks initially came under pressure in an
environment of rising interest rates (since most residential solar equipment is financed), supply chain disruptions
and high inflation. Sentiment toward solar stocks shifted

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Annual Report
in June 2022, however, after news broke that the Biden
administration was preparing executive actions intended
to eliminate U.S. supply chain bottlenecks for solar panel
imports. The administration will use the Defense Production
Act (DPA) to set an estimated goal of 22.5 gigawatts of
domestic manufacturing capacity by 2024, a tripling of the
current target; interestingly, the DPA will be used as a lever to stop any new solar tariffs from being implemented until
after this capacity is in place, effectively creating a two-year safe harbor for Chinese solar panel imports.
Elsewhere in the IT sector, within software, investors bid
up Cadence Design Systems as it continued to benefit
from strong microchip design activity, market-share gains,
a durable and highly visible recurring revenue stream,
and strong incremental earnings before interest, taxes,
depreciation, and amortization margins. All product groups
appear strong, but we believe Cadence Design Systems
verification hardware business and focus on developing
higher-return intellectual property are the largest drivers of upside relative to management’s expectations. We continue
to see Cadence Design Systems as a high-quality company
with room for further growth acceleration. The company has
a go-to-market plan of selling multiple software licenses
to be run in parallel by one engineer, allowing companies
to meet accelerated timelines for chip and system design
cycles. In addition, Cadence Design Systems has made
tuck-in acquisitions entering the non-semiconductor
simulation markets, which we believe will experience secular growth as simulation replaces physical prototypes.
In the health care sector, within biotechnology, we think
mid-capitalization biotechnology company Argenx is a high-
quality, commercial-stage company with a best-in-class
antibody discovery platform, a top management team and
a best-in-class drug (Vyvgart) with potential applicability
across four severe autoimmune diseases. The company is
now in the commercial stage with sales ramping up better-
than-expected and positive developments on several fronts,
in our view, including the addition of new high-value pipeline programs.
These contributors were joined by a robust rally within
software by Aspen Technology. Vertical software provider
Aspen makes software primarily used to engineer and
manage performance of energy assets, though it has
smaller exposures to many other industries including mining.
Among other boosts to its bottom line, Aspen’s business has
expanded with the development of large liquefied natural gas
(LNG) terminals in the U.S., and investors were attracted to projections for brisk (though decelerating) growth through
midyear 2023.
We view innovation as spastic and non-linear, sometimes
accelerating rapidly and sometimes appearing to take a
step backward. Subsequently, innovation-driven stocks may
also experience periods of outperformance and periods of
drawdowns. However, fundamental strength will usually
translate to stock performance over time. We believe that the fundamentals of our portfolio are still strong, with forecasted growth well above expected gross domestic product (GDP)
growth and the vast majority of the portfolio profitable on
cash flow from operations.
Thank you for your continued participation in Franklin
DynaTech Fund. We look forward to serving your future
investment needs.
Matthew J. Moberg, CPA
Rupert H. Johnson, Jr.
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of September 30, 2022
Franklin DynaTech Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -40.15% -43.44%
5-Year +56.96% +8.20%
10-Year +233.33% +12.16%
Advisor
1-Year -39.99% -39.99%
5-Year +58.95% +9.71%
10-Year +241.72% +13.08%
See page 10 for Performance Summary footnotes.

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Performance Summary

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Annual Report
See page 10 for Performance Summary footnotes
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(9/30/12–9/30/22)
Advisor Class
(9/30/12–9/30/22)

Franklin DynaTech Fund
Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Stocks historically have outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the short term. Investments in fast-growing industries, like the technology and health care sectors (which have historically been volatile) could result in increased price fluctuation, especially over the short term, due to the rapid pace of product change and development and changes in government regulation of companies emphasizing scientific or technological advancement or regulatory approval for new drugs and medical instruments. The
Fund may also invest in small- and mid-capitalization companies, which can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The total annual operating expenses are sourced from the Fund's annual report available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The Russell 1000 Growth Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with relatively higher price-to-book ratios and higher forecasted growth rate. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/21–9/30/22)
Share Class
Long-Term
Capital Gain
A $2.2173
C $2.2173
R $2.2173
R6 $2.2173
Advisor $2.2173
Total Annual Operating Expenses
6
Share Class
A 0.79%
Advisor 0.54%

Your Fund’s Expenses
Franklin DynaTech Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 4/1/22
Ending
Account
Value 9/30/22
Expenses
Paid During
Period
4/1/22–9/30/22
1,2
Ending
Account
Value 9/30/22
Expenses
Paid During
Period
4/1/22–9/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $719.40 $3.80 $1,020.65 $4.47 0.88%
C $1,000 $716.60 $7.02 $1,016.89 $8.25 1.63%
R $1,000 $718.50 $4.88 $1,019.39 $5.73 1.13%
R6 $1,000 $720.90 $1.99 $1,022.76 $2.33 0.46%
Advisor $1,000 $720.30 $2.72 $1,021.91 $3.20 0.63%

franklintempleton.com
Annual Report
Franklin Focused Growth Fund
This annual report for Franklin Focused Growth Fund covers
the fiscal year ended September 30, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation by investing in an
equity securities portfolio of approximately 20–50 companies that we believe offers a compelling trade-off between growth opportunity, business and financial risk and valuation.
Performance Overview
The Fund’s Class A shares posted a -38.61% cumulative
total return for the 12 months under review. In comparison,
the Russell 1000
®
Growth Index, which is market
capitalization weighted and measures performance of those
Russell 1000
®
Index companies with relatively higher price-
to-book ratios and higher forecasted growth rates, posted a
cumulative total return of -22.59%.
1
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 16 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies
as those with strong and improving competitive positions in
attractive markets. We also believe important attributes of
quality are experienced and talented management teams as
well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and
returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of
multiple scenarios. In assessing value, we consider whether
security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.
Manager’s Discussion
During the period under review, the Fund experienced
a prolonged stretch of declines that resulted in negative
returns for nearly all portfolio holdings. In general, many
investors expressed their valuation concerns by divesting
innovative companies that appear expensive relative to their current sales or earnings. The Fund was broadly undermined
by an investment style rotation in the equity market as
U.S. and global growth stocks, whose valuations were
negatively impacted by sharply rising interest rates, declined substantially more than their value-oriented counterparts
across all market capitalizations.
Various challenges tested innovative companies in a
deteriorating macroeconomic environment. A combination
of rising interest rates, elevated inflation and recession
fears contributed to increased equity market uncertainty
and downside volatility. We think meaningful resolution
of this uncertainty has been deferred beyond September
of 2022. However, we also saw increasing clarity around
which companies will structurally grow faster post-
pandemic. In particular, the information technology (IT)
and communication services sectors and e-commerce
companies in the consumer discretionary sector have sold
off dramatically. Immature growth-focused businesses,
Portfolio Composition
9/30/22
% of Total
Net Assets
Software 22.6%
Semiconductors & Semiconductor Equipment 12.3%
Internet & Direct Marketing Retail 10.6%
IT Services 8.0%
Life Sciences Tools & Services 6.7%
Automobiles 6.3%
Health Care Equipment & Supplies 6.0%
Interactive Media & Services 5.6%
Food & Staples Retailing 5.5%
Electric Utilities 5.3%
Equity Real Estate Investment Trusts (REITs) 2.5%
Capital Markets 2.1%
Personal Products 1.4%
Health Care Technology 1.2%
Other 2.1%
Short-Term Investments & Other Net Assets 1.8%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 62 .

Franklin Focused Growth Fund

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Annual Report
whose heavy investing led to negative free cash flow, have
seen their equity valuation multiples compress with the sharp climb in the cost of capital, as inflation fears caused nominal rates to rise. In our view, a higher cost of capital can serve as a positive longer-term catalyst because it encourages
companies to develop resilience and restraint from not being overfunded. We believe it can also contribute to dwindling
competition and potentially more profitability over time as
it forces rationality into the marketplace. We view this as a healthy part of the economic cycle.
History has shown us that exogenous shocks can accelerate
innovation beyond the natural organic adoption rate. Two
such exogenous shocks such as COVID-19 and the Russia-
Ukraine war appear to be providing catalysts to drive the
adoption of new technologies, in our view. We saw an
opportunity for the war to accelerate pre-existing innovation trends in agriculture, renewable energy, cybersecurity and
supply-chain logistics, to name a few. For example, within
agriculture this included innovations to increase crop yields such as gene-edited seeds that are herbicide resistant and
synthetic biology-derived crop protection products.
We believe technologies and advancements accelerated
by exogenous shocks often become permanent and
pervasive in society, thereby displacing legacy processes
or technologies. The pandemic accelerated many of the
trends we highlighted in 2019 and earlier, and we expect
the following to endure beyond 2022 including cashless
payments, workplace collaboration, e-commerce in non-
traditional areas such as automobiles and health care,
genetic medicine, bioprocessing, and digital transformation/
cloud infrastructure adoption.
As it pertains to portfolio performance, all 11 of the Fund’s sector allocations were net detractors from performance in
absolute terms, with most of the overall losses occurring
in the IT, consumer discretionary, communication services
and health care sectors; when combined, these holdings
comprised a predominant portion of the Fund’s total net
assets.
For most of the annual period, the Fund’s substantial
absolute declines in the IT sector (averaging just under
half of total net assets) were related to stock multiples
compressing with higher interest rates. However, by the
latter half of the period we began to see fundamental
weakness in consumer-oriented hardware such as personal
computers (PCs), electronics, and smartphones, which
had a disproportionate impact on NVIDIA, ASML Holding,
Advanced Micro Devices (bought and sold during the
period) and most of our other holdings in the semiconductor
industry. In particular, graphics chip company NVIDIA, our
largest position in the semiconductors and semiconductor
equipment industry, lowered its forward guidance on an
unexpected decline in demand for graphics chips targeted
at video game consoles but also used for cryptocurrency
mining. NVIDIA joined a host of other companies that curbed
their prior guidance or offered an outlook for the remainder of 2022 that was below Wall Street estimates, pointing to
soft sales in PCs, smartphones and other devices, with
reduced demand in some cases spreading to cloud data
center, automotive and industrial customers. We continue
to hold NVIDIA shares for an expected rebound over the
longer term. Once mostly a graphics chip company, NVIDIA
now participates in nearly every disruptive tech trend
such as cloud computing, cryptocurrency mining, artificial
intelligence, autonomous cars, and even the metaverse,
which has recently helped its revenues to grow solidly.
Elsewhere in the IT sector, some of the other key individual detractors included Shopify, a cloud computing platform that helps companies manage e-commerce workflows, which lost
roughly four-fifths of its equity value; and software industry holdings such as Microsoft, ServiceNow and Atlassian.
E-commerce companies Amazon.com and MercadoLibre
were a primary point of weakness in the consumer
discretionary sector. IT services and software companies
involved in advertising, marketing, customer relations
and payments processing, which also have strong ties to
e-commerce sales and business activity, generally sold off
as the robust levels of consumer spending seen in 2020 and
2021 were perceived as decelerating against a backdrop of
negative real wage growth, including key detractors Shopify,
Top 10 Holdings
9/30/22
Company
Industry , Country
% of Total
Net Assets
a a
Microsoft Corp. 11.2%
Software, United States
Amazon.com, Inc. 9.9%
Internet & Direct Marketing Retail, United States
Tesla, Inc. 6.3%
Automobiles, United States
Alphabet, Inc. 5.6%
Interactive Media & Services, United States
Costco Wholesale Corp. 5.5%
Food & Staples Retailing, United States
NextEra Energy, Inc. 5.3%
Electric Utilities, United States
NVIDIA Corp. 5.1%
Semiconductors & Semiconductor Equipment,
United States
Danaher Corp. 5.1%
Life Sciences Tools & Services, United States
Mastercard, Inc. 3.7%
IT Services, United States
ServiceNow, Inc. 3.5%
Software, United States

Franklin Focused Growth Fund

franklintempleton.com
Annual Report
Adyen, Mastercard and Salesforce, all of which began to see
more difficult year-over-year comparisons in their quarterly financial reports over the period.
The Fund’s smaller portion of communication services
holdings, which also had been greatly reduced during
the 12-month period under review, fared poorly as they
collectively shed more than half of their equity value. The
declines were most severe in the entertainment industry
where Sea, a Singapore-based consumer internet company
was the largest detractor, having lost considerable share
value following a stellar rise in previous reporting periods
(not held at period-end). Sea is a Southeast Asian internet
and mobile platform company that has been investing
heavily to grow its business in three high-growth industries which include: e-commerce (Shopee), digital payments and
financial services (SeaMoney), and video game development
and publishing (Garena). Revenue and gross profit began
to miss consensus expectations and management began
lowering its full-year guidance for 2022. Garena continued
to be the most profitable segment, which allows Sea to
invest in its other businesses, but its growth has decelerated on normalization of hours spent playing video games
post-Covid. At the same time, Shopee’s operational loss
more than doubled on a year-ago basis despite a strong
competitive position in Southeast Asia, but likely associated with aggressive expansions into Latin America and Europe
along with parent-company research and development costs,
both of which Sea is now tempering.
Elsewhere in the communication services sector, technology
and social media giants Alphabet (Google’s parent company)
and Meta Platforms (formerly Facebook, not held at
period-end) were significant Fund holdings that saw steep
declines from all-time highs during the year under review.
These companies began to post revenues that came up
shy of consensus estimates as a stalling economy hurt
advertising-based companies. Additionally, some investors
grew concerned that Meta Platforms would find it difficult
to navigate Apple’s (not a Fund holding) new privacy
restrictions, which had negatively impacted its ability to
target its customers’ ads. Meta Platforms and Alphabet were
also contending with heightened scrutiny from regulators
after numerous reports of the companies’ failing to properly address misinformation, hate speech, and other troubling
behavior on their sites. In general, companies that advertise to make money, like Alphabet, were pointing out economic
turbulence on the horizon and bracing for a more challenging operating environment. Alphabet makes most of its money
by selling ads on its two most popular internet platforms,
Google Search and YouTube, with projections into 2023
suggesting business spending, and therefore discretionary
ad budgets, might shrink when the economy is doing poorly.
We saw this play out in Alphabet’s revenue growth over
the past year, which has dramatically decelerated, going
from 40% growth year-over-year to 12% growth in the
four quarters through June 2022. At period-end, Alphabet
was trading at its lowest price-to-earnings (P/E) ratio in a decade while its two largest platforms (Google and YouTube)
remain top-notch internet traffic magnets, suggesting the
company’s ad revenue will recover once the economy
improves, because its websites remain the dominant internet
destinations where brands prioritize their ad budgets.
Health care sector holdings comprised a small portion of the overall portfolio and collectively shed just over one third of their equity value. All related holdings sold off, including key detractors IDEXX Laboratories, a provider of products and
services for the companion animal veterinary and livestock
markets, and Intuitive Surgical, a maker of robotic surgery
systems, both of which pulled back following prolonged
rallies in 2020 and 2021.
Conversely, the declines described above were partially
offset by minimal contributions from two individual holdings that bucked the overall downtrend. Their combined
positive impact was negligible given the magnitude of
the detractors. Chinese multinational technology and
entertainment conglomerate Tencent (not held at period-
end) was the strongest of the two contributors. The other,
lesser contributor was Taiwan Semiconductor Manufacturing,
a Taiwanese multinational semiconductor contract
manufacturing and design company (not held at period-end).
Notably, we eliminated the Fund’s exposure to China- and
Taiwan-based companies in the first half of the period as we found more compelling investment opportunities not tied to
Beijing’s increasingly unpredictable and opaque regulatory
regime, nor threatened by a potential China-Taiwan conflict.
Thank you for your participation in Franklin Focused Growth
Fund. We look forward to serving your future investment
needs.
Matthew J. Moberg, CPA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of

Franklin Focused Growth Fund

franklintempleton.com
Annual Report
fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of September 30, 2022
Franklin Focused Growth Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9 /3 0 /22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -38.61% -41.98%
5-Year +55.38% +7.98%
Since Inception (4/13/16)
5
+107.56% +10.98%
Advisor
1-Year -38.44% -38.44%
5-Year +57.40% +9.50%
Since Inception (4/13/16)
5
+111.04% +12.24%
See page 18 for Performance Summary footnotes.

Franklin Focused Growth Fund
Performance Summary

franklintempleton.com
Annual Report
See page 18 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(4/13/16–9/30/22)
Advisor Class
(4/13/16–9/30/22)

Franklin Focused Growth Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramati-
cally if the company fails to meet those projections. The Fund may also invest in small- and mid-capitalization companies, which can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Foreign investing carries additional risks such as currency and market volatility, and political or social instability; risks which are heightened in developing countries. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses and are sourced from the Fund's annual report available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 1/31/23 without Board consent.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 2/14/20, the Fund began offering Class A shares. Class A performance shown has been calculated as follows: (a) for periods prior to 2/14/20, a restated figure is used based on the Fund’s Advisor Class performance that includes any Rule 12b-1 rate differential that exists between Class A and Advisor Class; and (b) for periods after
2/14/20, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Since Inception returns are based on the performance inception date of 4/13/16.
6. Source: Morningstar. The Russell 1000 Growth Index is market capitalization-weighted and measures performance of those Russell 1000 Index companies with relatively higher price-to-book ratios and higher forecasted growth rates.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/21–9/30/22)
Share Class
Long-Term
Capital Gain
A $0.1756
C $0.1756
R $0.1756
R6 $0.1756
Advisor $0.1756
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.10% 1.37%
Advisor 0.85% 1.12%

Your Fund’s Expenses
Franklin Focused Growth Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 4/1/22
Ending
Account
Value 9/30/22
Expenses
Paid During
Period
4/1/22–9/30/22
1,2
Ending
Account
Value 9/30/22
Expenses
Paid During
Period
4/1/22–9/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $709.80 $4.72 $1,019.55 $5.57 1.10%
C $1,000 $706.80 $7.91 $1,015.80 $9.35 1.85%
R $1,000 $708.70 $5.78 $1,018.30 $6.83 1.35%
R6 $1,000 $710.10 $4.05 $1,020.33 $4.79 0.95%
Advisor $1,000 $710.80 $3.66 $1,020.79 $4.32 0.85%

franklintempleton.com
Annual Report
Franklin Growth Fund
This annual report for Franklin Growth Fund covers the fiscal year ended September 30, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation by investing
substantially in equity securities of companies that are
leaders in their industries.
Performance Overview
The Fund’s Class A shares posted a -23.83% cumulative
total return for the 12 months under review. In comparison,
the Standard & Poor’s 500 Index (S&P 500), which is a
broad measure of U.S. stock performance, posted a -15.47%
cumulative total return.
1
You can find the Fund’s long-term
performance data in the Performance Summary beginning
on page 22 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies
as those with strong and improving competitive positions in
attractive markets. We also believe important attributes of
quality are experienced and talented management teams as
well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and
returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of
multiple scenarios. In assessing value, we consider whether
security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.
The investment manager’s process generally includes
an assessment of the potential impacts of any material
environmental, social and governance (“ESG”) factors on the
long-term risk and return profile of a company.
*Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in the report.
Manager’s Discussion
For the 12 months under review, the Fund underperformed
its benchmark. Results versus the benchmark index were
hindered primarily by stock selection and an overweighting
in the information technology (IT) sector. Technology
companies faced headwinds over the period that included
rising interest rates and recession fears. In addition, a
general rotation into cyclical corners of the market and
profit-taking following tech’s multi-year gains weighed further on IT stocks. A heavy allocation to the software industry
produced weak performers that included digital workflow
manager ServiceNow and payment solutions provider Bill.
com Holdings. These companies tracked markets lower
despite their strong fundamentals and solid leverage to
secular growth in digital transformation, which represents
a multi-trillion-dollar opportunity and offers the prospect of long, sustained and significant growth.
Portfolio Composition
9/30/22
% of Total
Net Assets
Software 16.4%
Life Sciences Tools & Services 6.5%
Semiconductors & Semiconductor Equipment 6.2%
IT Services 5.4%
Aerospace & Defense 5.2%
Technology Hardware, Storage & Peripherals 4.7%
Health Care Equipment & Supplies 4.4%
Pharmaceuticals 4.3%
Capital Markets 4.2%
Machinery 4.2%
Internet & Direct Marketing Retail 3.8%
Beverages 3.7%
Interactive Media & Services 3.7%
Electronic Equipment, Instruments &
Components 3.4%
Other* 23.5%
Short-Term Investments & Other Net Assets 0.4%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
69
.

Franklin Growth Fund

franklintempleton.com
Annual Report
Relative performance was also negatively impacted
by stock selection in the health care sector. Leading
detractors included Catalent, Wuxi Biologics Cayman
(not held at period-end) and Intuitive Surgical. Contract
drug manufacturer Catalent faced foreign exchange
headwinds, inflationary pressures, and supply chain logistics challenges, which weighed on its stock. A selloff in Chinese biotechnology stocks following U.S. sanctions against
some companies in the industry had a negative impact
on Hong Kong-based Wuxi Biologics Cayman. Robotic
surgery systems company Intuitive Surgical faced continued
disruptions from COVID-19 delays on surgical procedures
that had a negative impact on revenue.
In contrast, the Fund benefited most from stock selection
and an overweighting in the industrials sector and an
underweighting in the communication services sector. In
the industrials sector, leading contributors included defense giant Northrop Grumman, which saw some recovery in the
aerospace market; and railroad operator Union Pacific,
which was helped by strong pricing and cargo yields. In the
communication services sector, an underweight position
in technology conglomerate Meta Platforms (formerly
Facebook) helped relative returns. The social media and
networking company faced multiple headwinds that included
data privacy issues, platform changes at Apple (also a
Fund holding), supply chain and inflationary pressures, and
decreased user engagement. Elsewhere, in the consumer
staples sector, energy drink maker Monster Beverage
announced a general price increase that boosted its stock.
Thank you for your continued participation in Franklin Growth
Fund. We look forward to serving your future investment
needs.
Serena Perin Vinton, CFA
Robert Rendler, CFA
Joyce Lin, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
9/30/22
Company
Industry , Country
% of Total
Net Assets
a a
Microsoft Corp. 5.0%
Software, United States
Apple, Inc. 4.7%
Technology Hardware, Storage & Peripherals,
United States
Amazon.com, Inc. 3.8%
Internet & Direct Marketing Retail, United States
Alphabet, Inc. 3.6%
Interactive Media & Services, United States
Northrop Grumman Corp. 2.3%
Aerospace & Defense, United States
Eli Lilly & Co. 2.3%
Pharmaceuticals, United States
Intuit, Inc. 2.1%
Software, United States
Union Pacific Corp. 2.1%
Road & Rail, United States
Danaher Corp. 2.0%
Life Sciences Tools & Services, United States
Mastercard, Inc. 2.0%
IT Services, United States
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of September 30, 2022
Franklin Growth Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -23.83% -28.02%
5-Year +50.95% +7.36%
10-Year +200.22% +10.99%
Advisor
1-Year -23.64% -23.64%
5-Year +52.85% +8.86%
10-Year +207.81% +11.90%
See page 24 for Performance Summary footnotes.

Franklin Growth Fund
Performance Summary

franklintempleton.com
Annual Report
See page 24 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(9/30/12–9/30/22)
Advisor Class
(9/30/12–9/30/22)

Franklin Growth Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund may focus on particular sectors of the market from time to time, which can carry greater risks of adverse developments in such sectors. While the Fund historically has focused on larger companies, it may invest up to 25% of its assets in small, relatively new and/
or unseasoned companies, which involves additional risks, as these companies may have less certain growth prospects and limited or less developed product lines or markets, and less secure financing. Growth stock prices can be volatile, particularly over the short term. The Fund may invest up to 40% of its net assets in stocks of foreign companies, which involve special risks, including currency fluctuations and economic as well as political uncertainty. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The total annual operating expenses are sourced from the Fund's annual report available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/21–9/30/22)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A – $0.0588 $13.7618 $13.8206
C – $0.0588 $13.7618 $13.8206
R – $0.0588 $13.7618 $13.8206
R6 $0.0984 $0.0588 $13.7618 $13.9190
Advisor – $0.0588 $13.7618 $13.8206
Total Annual Operating Expenses
6
Share Class
A 0.79%
Advisor 0.54%

Your Fund’s Expenses
Franklin Growth Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 4/1/22
Ending
Account
Value 9/30/22
Expenses
Paid During
Period
4/1/22–9/30/22
1,2
Ending
Account
Value 9/30/22
Expenses
Paid During
Period
4/1/22–9/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $778.30 $3.68 $1,020.93 $4.18 0.82%
C $1,000 $775.50 $7.01 $1,017.18 $7.96 1.57%
R $1,000 $777.40 $4.79 $1,019.68 $5.44 1.07%
R6 $1,000 $779.80 $2.07 $1,022.74 $2.36 0.46%
Advisor $1,000 $779.40 $2.56 $1,022.19 $2.91 0.57%

franklintempleton.com
Annual Report
Franklin Income Fund
This annual report for Franklin Income Fund covers the fiscal year ended September 30, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks to maximize income, while maintaining
prospects for capital appreciation by investing, under normal market conditions, in a diversified portfolio of debt and equity securities.
Performance Overview
The Fund’s Class A shares posted a cumulative total return
of -7.28% for the 12 months under review. In comparison,
the Fund’s equity benchmark, the Standard & Poor’s 500
Index (S&P 500), which is a broad measure of U.S. stock
performance, posted a -15.47% cumulative total return.
1
The
Fund’s secondary benchmark, the blended 50% MSCI USA
High Dividend Yield Index + 25% Bloomberg High Yield Very
Liquid Index + 25% Bloomberg U.S. Aggregate Bond Index
(Blended Benchmark), which is a combination of leading
stock and bond indexes, posted a -10.95% cumulative total
return.
2
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 29 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
In analyzing debt and equity securities, we consider
such factors as a company’s experience and managerial
strength; responsiveness to changes in interest rates and
business conditions; debt maturity schedules and borrowing
requirements; changing financial condition and market
recognition of the change; and a security’s relative value
based on such factors as anticipated cash flow, interest or
dividend coverage, asset coverage and earnings. When
choosing investments for the Fund, we apply a bottom-up,
value oriented, long-term approach, focusing on the market
price of a company’s securities relative to the investment
manager’s evaluation of the company’s long-term earning,
asset value and cash flow potential.
Manager’s Discussion
During the period under review, our equity weighting
decreased from 57.7% to 42.9%, and our fixed income
weighting increased from 39.9% to 55.8%. The Fund’s cash
position decreased from 2.4% to 1.7% of total net assets.
The Fund generated negative returns during the period
with weak performance from both equity and fixed income
holdings. Overweight Fund exposure to the equity sector
over the period helped support absolute performance as the
equity holdings outperformed fixed income returns during the period. The Fund’s underweight allocation to credit broadly
and interest-rate sensitive assets led to strong fixed income performance relative to the Fund’s blended benchmark
during the period under review.
Dividend stocks, particularly value-oriented sectors,
outperformed growth-oriented sectors during the period
under review. The equity component of the Fund’s blended
benchmark declined with the MSCI USA High Dividend Yield
Index posting negative returns for the 12-month period. The
Fund’s equity positions outperformed the Fund’s blended
benchmark. After strong performance through the end of the
calendar year, corporate credit spreads widened materially
during 2022 as inflationary concerns, central bank tightening expectations, and geopolitical risks weighed on risk markets.
In addition to widening credit spreads, interest rates broadly increased, which weighed on the more duration sensitive
portions of the Fund’s benchmark. Fixed income returns
for the Fund outperformed the Fund’s blended benchmark.
The Bloomberg U.S. Aggregate Bond Index posted negative
returns, while the Bloomberg U.S. High Yield Very Liquid
Index also posted negative returns at period-end.
The Fund entered the period with an increased equity
weighting and a decreased fixed income weighting, while
also holding a portion in cash equivalents, with the Fund
having already started to reduce its peak equity allocation
earlier in 2021. This transition to a less equity-tilted portfolio continued over the period as we decreased our equity
weighting and increased our fixed income weighting, while
also continuing to hold a portion in cash equivalents at
period-end.
1. Source: Morningstar.
2. Source: FactSet. The Fund’s Blended Benchmark was calculated internally.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
80
.

Franklin Income Fund

franklintempleton.com
Annual Report
*Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in the report.
Fixed Income holdings posted negative returns during the
period with outperformance relative to the Fund’s blended
fixed income benchmark. As an asset class, fixed income
underperformed the equity asset class, which benefited
the Fund given its overweight allocation to equities relative to the Fund’s blended benchmark. The Fund’s duration
positioning at the front end of the yield curve in the face
of rising interest-rates during the period was a key source
driving the outperformance relative to the Fund’s benchmark.
Additionally, while corporate credit spreads widened during
the period under review, the Fund had an underweight
position to corporate credit at the start of the period, which contributed to the outperformance relative to the Fund’s
benchmark as well. The Fund took advantage of the rate and
spread driven selloff in credit to increase our exposure to the asset class during the period under review, particularly within the Fund’s allocation to corporate credit (both investment-
grade and sub-investment grade).
Every corporate credit sector generated negative absolute
returns during the period under review. Relative to the
Fund’s blended benchmark, health care was the only
detractor, while financials and communication services
were the leading positive contributors. Our holdings in U.S.
Treasuries and agency MBS were absolute detractors during
the period. However, these positions were shorter in duration and much smaller in size relative to the benchmark, which
resulted in these sectors being positive contributors relative to the Fund’s blended benchmark.
The largest contributors to performance were found in the
energy sector with bonds of refining peers PBF Energy
(not held at period-end) and Calumet Specialty Products
producing strong returns.
In terms of fixed income detractors, high-yield hospital
provider CHS/Community Health Systems and specialty
pharmaceutical company Bausch Health generated negative
returns. U.S. Treasury holdings were also an absolute
detractor during the period, as previously noted.
Equity holdings decreased over the period. As an asset-
class, equities outperformed fixed income during the period.
The Fund actively trimmed its equity overweighting during
the period under review.
*Includes convertible bonds.
Energy, utilities and health care holdings were positive
absolute contributors relative to the Fund’s benchmark
during the period with financials, information technology (IT)
and materials being the largest detractors from performance.
Energy returns were led by strong returns from Chevron,
Exxon Mobil and Chesapeake Energy during the period.
Portfolio Composition
9/30/22
% of Total
Net Assets
Diversified Financial Services 13.0%
Banks 7.6%
Pharmaceuticals 7.4%
Oil, Gas & Consumable Fuels 6.2%
Health Care Providers & Services 5.8%
Electric Utilities 5.1%
Semiconductors & Semiconductor Equipment 4.9%
Media 3.7%
Capital Markets 2.9%
Aerospace & Defense 2.8%
Hotels, Restaurants & Leisure 2.3%
Communications Equipment 2.3%
Metals & Mining 2.2%
Consumer Finance 2.1%
Other* 30.4%
Short-Term Investments & Other Net Assets 1.3%
Top Five Fixed Income Holdings
9/30/22
Company
Industry , Country
% of Total
Net Assets
a a
U.S. Treasury Notes 11.7%
Diversified Financial Services , United States
CHS/Community Health Systems, Inc. 3.4%
Health Care Providers & Services , United States
Bausch Health Cos., Inc. 1.9%
Pharmaceuticals , United States
DISH DBS Corp. 1.3%
Media , United States
Tenet Healthcare Corp. 1.2%
Health Care Providers & Services , United States
Top Five Equity Holdings
*
9/30/22
Company
Industry , Country
% of Total
Net Assets
a a
Bank of America Corp. 1.9%
Banks , United States
Chevron Corp. 1.9%
Oil, Gas & Consumable Fuels , United States
NextEra Energy, Inc. 1.7%
Electric Utilities , United States
Exxon Mobil Corp. 1.5%
Oil, Gas & Consumable Fuels, United States
Texas Instruments, Inc. 1.5%
Semiconductors & Semiconductor Equipment ,
United States

Franklin Income Fund

franklintempleton.com
Annual Report
Utility returns were led by Southern, American Electric Power and Sempra Energy.
Top performers in the Fund outside of energy and utilities
included pharmaceutical peers AbbVie, Pfizer and Bristol-
Meyers Squibb.
Despite negative absolute contributions, equity holdings
in the communications, industrials and consumer staples
sectors were positive contributors to performance during the period under review relative to the Fund’s benchmark.
At the individual security level, the largest detractors from performance during the period came from equity holdings
of financial peers JPMorgan Chase, Bank of America and
Citigroup. Outside of these financial holdings, IT company
Intel and industrial company Siemens were notable
detractors.
During the period, the Fund used derivatives such as equity
call and put options to sell and reduce positions (call options)
and/or to initiate and add to positions, which generated gains during the period under review.
Thank you for your continued participation in Franklin
Income Fund. We look forward to serving your future
investment needs.
Edward D. Perks, CFA
Lead Portfolio Manager
Brendan Circle, CFA
Todd Brighton, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of September 30, 2022
Franklin Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year -7.28% -10.75%
5-Year +17.67% +2.52%
10-Year +64.49% +4.70%
Advisor
1-Year -7.44% -7.44%
5-Year +19.11% +3.56%
10-Year +67.44% +5.29%
30-Day Standardized Yield
7
Share Class
Distribution
Rate
6
(with fee
waiver)
(without fee
waiver)
A 5.24% 4.44% 4.43%
Advisor 5.83% 4.88% 4.88%
See page 32 for Performance Summary footnotes.

Franklin Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 32 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(9/30/12–9/30/22)
Advisor Class
(9/30/12–9/30/22)

Franklin Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s portfolio includes a substantial portion of higher-yielding, lower-rated corporate bonds and some floating rate loans, which are also higher-yielding and lower-rated. These investments have more credit risk than investment-grade securities and are subject to increased risk of default and potential loss of principal. The Fund’s share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Stock prices fluctuate, sometimes rapidly and dramat-
ically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Foreign investing involves additional risks such as currency and market volatility, as well as political and social instability. The manager’s portfolio selection strategy is not solely based on ESG consider-
ations, and therefore the issuers in which the fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
Net Asset Value
Share Class (Symbol) 9/30/22 9/30/21 Change
A (FKIQX) $2.14 $2.47 -$0.33
A1 (FKINX) $2.15 $2.48 -$0.33
C (FCISX) $2.18 $2.52 -$0.34
R (FISRX) $2.10 $2.43 -$0.33
R6 (FNCFX) $2.13 $2.47 -$0.34
Advisor (FRIAX) $2.12 $2.46 -$0.34
Distributions
(10/1/21–9/30/22)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.1129 $0.0156 $0.0364 $0.1649
A1 $0.1165 $0.0156 $0.0364 $0.1685
C $0.1033 $0.0156 $0.0364 $0.1553
R $0.1069 $0.0156 $0.0364 $0.1589
R6 $0.1213 $0.0156 $0.0364 $0.1733
Advisor $0.1201 $0.0156 $0.0364 $0.1721
Total Annual Operating Expenses
10
Share Class
A 0.72%
Advisor 0.47%

Franklin Income Fund
Performance Summary

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Annual Report
1. The total annual operating expenses are sourced from the Fund's annual report available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s September dividend and the maximum offering price (NAV for Advisor Class) per share on 9/30/22.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
9. Source: FactSet. The Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index
measures performance of high dividend-paying global and developed and emerging stocks, noninvestment-grade corporate bonds and tracks performance of the U.S.
investment-grade bond market.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

Your Fund’s Expenses
Franklin Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 4/1/22
Ending
Account
Value 9/30/22
Expenses
Paid During
Period
4/1/22–9/30/22
1,2
Ending
Account
Value 9/30/22
Expenses
Paid During
Period
4/1/22–9/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $870.30 $3.33 $1,021.51 $3.60 0.71%
A1 $1,000 $871.50 $2.86 $1,022.01 $3.09 0.61%
C $1,000 $867.20 $5.19 $1,019.51 $5.62 1.11%
R $1,000 $870.60 $4.50 $1,020.26 $4.86 0.96%
R6 $1,000 $871.30 $1.85 $1,023.09 $2.00 0.39%
Advisor $1,000 $870.60 $2.16 $1,022.76 $2.33 0.46%

franklintempleton.com
Annual Report
Franklin U.S. Government Securities Fund
This annual report for Franklin U.S. Government Securities
Fund covers the fiscal year ended September 30, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks income by investing at least 80% of its net
assets in U.S. government securities. The Fund presently
invests substantially all of its assets in Government National
Mortgage Association obligations (Ginnie Maes).
Since 1983, the Fund has invested substantially in Ginnie
Mae securities, which carry a guarantee backed by the
full faith and credit of the U.S. government as to the
timely payment of interest and principal.
1
Issued by the
Government National Mortgage Association (GNMA),
Ginnie Maes have been among the highest yielding U.S.
government obligations available.
Performance Overview
The Fund’s Class A shares posted a -12.50% cumulative
total return for the 12 months under review. In comparison,
the Bloomberg U.S. Government - Intermediate Index, the
intermediate component of the Bloomberg U.S. Government
Index, posted a -9.18% cumulative total return.
2
You can find
the Fund’s long-term performance data in the Performance
Summary beginning on page 36 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Investment Strategy
We currently invest the Fund’s assets substantially in GNMA
obligations. We analyze securities using proprietary models
to help us identify attractive investment opportunities.
Manager’s Discussion
During the 12 months under review, as widely expected,
the Federal Open Market Committee (FOMC) lifted interest
rates by 25 basis points (bps) at its March 2022 meeting
in an effort to bring inflation under control. With inflation proving to be a more pervasive problem compared with a
stable to strong U.S. employment picture, a 50 bp increase
was announced at its May 2022 FOMC meeting, followed
by two consecutive 75 bp increases. From the Fed’s annual
symposium at Jackson Hole, Wyoming, Chair Jerome Powell
indicated that further forceful policy moves lie ahead, that restoring price stability will take time and that it would be painful for households and businesses.
Against this backdrop, U.S. Treasury (UST) yields rose
sharply across the curve and the yield curve flattened, with the 2-year to 10-year portion of the curve inverting. MBS
spreads widened over the period, driven by heightened
volatility, macroeconomic releases and uncertainty over
global geopolitical issues, with extreme widening occurring at the end of the period. With their balance sheet normalization underway, the Fed’s support for the agency mortgage-
backed security (MBS) market decreased, further pressuring
spreads.
Mortgage rates increased to a 15-year high, more than
doubling over the period, with the Freddie Mac Primary
Mortgage Market Survey (PMMS) at 6.70% as of September
29, 2022. At current rates, there is only a very small amount of the universe with economic incentive to refinance, in our view, compared to a much larger portion in 2020, and we
expect prepayments to be negligible.
The Fund maintains a conservative, disciplined investment
strategy and invests primarily in GNMA mortgage pass-
throughs, which remain the only MBS that are backed by
the full faith and credit of the U.S. government—the same
Portfolio Composition
9/30/22
% of Total Net
Assets
Mortgage-Backed Securities 97.7%
Other 0.6%
Short-Term Investments & Other Net Assets 1.7%
1. Securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to the timely payment of principal and interest. The Fund’s yield and share price are not guaranteed and will vary with market conditions.
2. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
108
.

Franklin U.S. Government Securities Fund

franklintempleton.com
Annual Report
guarantee applicable to U.S. Treasuries.
1
We believe
our collateral-intensive research approach can allow us
to uncover dislocations across the GNMA markets and
associated mispricing of prepayment risk. We continue to
focus on specified pools where we believe our experience
and continual investment in new technologies help us
uncover these discrepancies.
Total return performance was negative, and extremely
volatile, across agency MBS sectors during the reporting
period, posting some of the best and worst monthly
performances on record. GMNA MBS was the best
performer on a relative basis, followed by Fannie Mae MBS
and Freddie Mac MBS. Across the GNMA coupon stack,
higher coupon 4.0% through 5.0% coupons were the best
performers, while lower coupon 1.5% through 3.0% coupons
lagged.
At period-end, we remained heavily weighted to GNMA II
securities (comprised of multiple-issuer pools), with over
85% of allocation in the sector, versus GNMA I securities
(comprised of single-issuer pools). Over the period, we
added to GNMA II 4.0% coupons, while reducing exposure
to GNMA II 2.0% and 3.0% coupons. The portfolio’s largest
absolute allocations were in GNMA II 2.5% through 3.5% at
period-end and relative to the Bloomberg GNMA Index the
portfolio was significantly underweight the 2.0% coupons and overweight the 3.0% coupon through 4.0% coupons.
The Fund’s underweight allocation to GNMA II 2.0% coupons
was a significant contributor to performance. Additionally,
underweight allocation to GNMA II 2.5% and 1.5% and
GNMA I 3.0% boosted returns. Security selection in GNMA
II 2.0%, 2.5% and 3.5% coupons benefited performance.
Overweight allocation to GNMA II 3.0% through 4.0%
coupons was the largest detractor from performance, as was
overweight allocation to GNMA I 4.0% and higher coupons.
Thank you for your continued participation in Franklin U.S.
Government Securities Fund. We welcome your comments
and questions and look forward to serving your investment
needs in the years ahead.
Paul Varunok
Neil Dhruv
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of September 30, 2022
Franklin U.S. Government Securities Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year -12.50% -15.78%
5-Year -6.29% -2.04%
10-Year -1.88% -0.57%
Advisor
1-Year -12.39% -12.39%
5-Year -5.26% -1.08%
10-Year -0.04% 0.00%
30-Day Standardized Yield
7
Share Class
Distribution
Rate
6
(with fee
waiver)
(without fee
waiver)
A 2.66% 2.01% 2.00%
Advisor 3.02% 2.34% 2.34%
See page 38 for Performance Summary footnotes.

Franklin U.S. Government Securities Fund
Performance Summary

franklintempleton.com
Annual Report
See page 38 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(9/30/12–9/30/22)
Advisor Class
(9/30/12–9/30/22)

Franklin U.S. Government Securities Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including loss of principal. The Fund’s share price and yield will be affected by interest rate movements and mortgage prepayments. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United
States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on
Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberat-
tacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The total annual operating expenses are sourced from the Fund's annual report available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s September dividend and the maximum offering price (NAV for Advisor Class) per share on 9/30/22.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. Bloomberg U.S. Government - Intermediate Index is the intermediate component of the Bloomberg U.S. Government Index, which includes U.S.
dollar-denominated, fixed-rate, nominal U.S. Treasuries and U.S. agency debentures (securities issued by U.S. government-owned or government-sponsored entities, and debt explicitly guaranteed by the U.S. government).
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/21–9/30/22)
Share Class
Net Investment
Income
A $0.1338
A1 $0.1398
C $0.1110
R $0.1200
R6 $0.1545
Advisor $0.1473
Total Annual Operating Expenses
9
Share Class
A 0.87%
Advisor 0.62%

Your Fund’s Expenses
Franklin U.S. Government Securities Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by
$1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 4/1/22
Ending
Account
Value 9/30/22
Expenses
Paid During
Period
4/1/22–9/30/22
1,2
Ending
Account
Value 9/30/22
Expenses
Paid During
Period
4/1/22–9/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $918.10 $4.12 $1,020.78 $4.34 0.86%
A1 $1,000 $918.60 $3.61 $1,021.31 $3.80 0.75%
C $1,000 $917.50 $6.04 $1,018.77 $6.36 1.26%
R $1,000 $917.00 $5.31 $1,019.53 $5.60 1.11%
R6 $1,000 $920.40 $2.29 $1,022.68 $2.42 0.48%
Advisor $1,000 $919.50 $2.91 $1,022.03 $3.07 0.61%

franklintempleton.com
Annual Report
Portfolio Composition
9/30/22
% of Total
Net Assets
Electric Utilities
57.6%
Multi-Utilities
30.0%
Oil, Gas & Consumable Fuels
3.8%
Construction & Engineering
1.9%
Independent Power and Renewable Electricity
Producers
1.7%
Gas Utilities
1.7%
Water Utilities
1.3%
Other
0.9%
Short-Term Investments & Other Net Assets
1.1%
Franklin Utilities Fund
This annual report for Franklin Utilities Fund covers the fiscal year ended September 30, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks both capital appreciation and current
income by investing at least 80% of its net assets in
the securities of public utility companies. These are
companies that provide electricity, natural gas, water, and
communications services to the public and companies that
provide services to public utilities companies. The Fund
concentrates (invests more than 25% of its total assets)
in companies operating in the utilities industry. The Fund
invests primarily in equity securities, which consist mainly of common stocks.
Performance Overview
The Fund’s Class A shares posted a +5.56% cumulative total
return for the 12 months under review. In comparison, the
S&P 500 Utilities Index, which measures the performance of
all utilities stocks in Standard & Poor’s 500 Index (S&P 500), posted a -5.58% cumulative total return, and the S&P 500
Index, which is a broad measure of U.S. stock performance,
posted a -15.47% cumulative total return.
1
You can find the
Fund’s long-term performance data in the Performance
Summary beginning on page 42 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We search for the best return opportunities available in
the global utilities arena with a specific focus on the U.S.
electricity and gas sector. Generally, we seek to invest in
companies producing a high percentage of earnings from
their regulated operations.
Manager’s Discussion
During the 12 months under review, electric utilities, multi-
utilities, and the oil, gas and consumable fuels industries
drove performance. Only the water utilities industry
detracted, marginally, on an absolute basis.
Among the individual contributors, Sempra Energy, a natural
gas and electric utility that also transports liquefied natural gas (LNG), benefited from rising LNG prices, especially in
Europe, amid concerns of a shortage of natural gas there
heading into the winter heating season. Sempra Energy
has taken advantage of increased export opportunities to
Europe through multiple contracts with customers on the
continent after Russia cut off some supply in response to
Western sanctions from the ongoing Russia-Ukraine war.
Sempra Energy’s recent revenue and earnings growth beat
expectations, and the company raised full-year guidance.
Cheniere Energy, an LNG transmission company, also
benefited from swiftly rising LNG prices and export
opportunities to Europe. Cheniere Energy rapidly expanded
production and announced plans for further increases,
reported strong second-quarter 2022 profit growth and
revised its guidance upward.
Shares of Exelon also rose during the period, as the lead up to and completion of the company’s spinoff in February 2022
of its generation and retail business, including the company’s nuclear power plants, from its utility business, supported
investor sentiment. Shares of Exelon, now a pure electric
and gas transmission/distribution utility, reported strong
revenue growth after the spinoff. Shares experienced some
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
116
.

Franklin Utilities Fund

franklintempleton.com
Annual Report
volatility after the company said the Inflation Reduction Act, which became law in August 2022, could significantly raise
its tax liability, but Exelon lowered its tax-impact estimate just before the end of the period.
Conversely, Germany-based energy giant E.ON, in the multi-
utilities industry, weighed on absolute performance. E.ON
shares, which stood at multi-year highs in February 2022
after recording strong profit growth in 2021, declined sharply after Russia invaded Ukraine and the company lowered its
2022 earnings guidance, admitting that the impact of the war was unpredictable. Later, the company reported a profit dip
in the second quarter 2022 despite stronger sales than the
year prior. Nonetheless, E.ON confirmed its full-year outlook and reaffirmed its targets through 2026, including plans to
maintain its dividend policy.
PPL, a largely electric utility operating in Pennsylvania,
Kentucky and Rhode Island, weighed on returns in the wake
of a 2021 strategy shift that saw the company sell its U.K.
utility business in a $10 billion deal and the 2022 acquisition of a Rhode Island electric company. PPL executed the sale
of their U.K. operations in 2021, which resulted in earnings dilution and required the company to reduce the dividend.
Having previously been critical of PPL, we applaud the shift, which both improved earnings quality and strengthened the
balance sheet, in our view. Looking forward, we believe the
company has considerable investment and earnings growth
opportunity from transitioning away from coal-based power
and supportive regulatory environments that should support
the transition.
Pinnacle West Capital, which runs the Arizona Public Service electric utility, hindered the Fund’s performance as the stock declined during the period. In late 2021, Arizona regulators cut Pinnacle West’s allowed return on equity (ROE), resulting in a sizable rate-cut which reduced earnings considerably in
2022 and beyond. We believe that a growing customer base,
higher ROE allowances for federally regulated transmission
projects, and management’s history of solid cost control will likely help the company manage the regulatory setback over
time.
Thank you for your continued participation in Franklin Utilities
Fund. We look forward to serving your future investment
needs.
John Kohli, CFA
Blair Schmicker, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
9/30/22
Company
Industry , Country
% of Total
Net Assets
a a
NextEra Energy, Inc. 11.8%
Electric Utilities, United States
Southern Co. (The) 4.3%
Electric Utilities, United States
Sempra Energy 4.2%
Multi-Utilities, United States
Dominion Energy, Inc. 4.1%
Multi-Utilities, United States
Duke Energy Corp. 3.9%
Electric Utilities, United States
CMS Energy Corp. 3.9%
Multi-Utilities, United States
Edison International 3.8%
Electric Utilities, United States
Exelon Corp. 3.7%
Electric Utilities, United States
American Electric Power Co., Inc. 3.7%
Electric Utilities, United States
Entergy Corp. 3.4%
Electric Utilities, United States

Performance Summary as of September 30, 2022
Franklin Utilities Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9 /3 0 /22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year +5.56% +1.60%
5-Year +40.24% +6.18%
10-Year +136.57% +8.58%
Advisor
1-Year +5.82% +5.82%
5-Year +41.86% +7.24%
10-Year +141.34% +9.21%
30-Day Standardized Yield
7
Share Class
Distribution
Rate
6
(with fee
waiver)
(without fee
waiver)
A 2.17% 2.35% 2.34%
Advisor 2.51% 2.72% 2.71%
See page 45 for Performance Summary footnotes.

Franklin Utilities Fund
Performance Summary

franklintempleton.com
Annual Report
See page 45 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(9/30/12–9/30/22)
Advisor Class
(9/30/12–9/30/22)

Franklin Utilities Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including loss of principal. Investing in a Fund concentrating in the utilities sector involves special risks, including increased sus-
ceptibility to adverse economic and regulatory developments affecting the sector. Stocks historically have outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the short term. Securities issued by utility companies have been historically sensitive to interest rate changes. When interest rates fall, utility securities prices, and thus a utilities Fund’s share price, tend to rise; when interest rates rise, their prices generally fall. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
Net Asset Value
Share Class (Symbol) 9/30/22 9/30/21 Change
A (FKUQX) $20.26 $20.20 +$0.06
A1 (FKUTX) $20.27 $20.21 +$0.06
C (FRUSX) $20.14 $20.09 +$0.05
R (FRURX) $20.17 $20.12 +$0.05
R6 (FUFRX) $20.47 $20.40 +$0.07
Advisor (FRUAX) $20.47 $20.40 +$0.07
Distributions
(10/1/21–9/30/22)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.4702 $0.0658 $0.5338 $1.0698
A1 $0.4923 $0.0658 $0.5338 $1.0919
C $0.3832 $0.0658 $0.5338 $0.9828
R $0.4159 $0.0658 $0.5338 $1.0155
R6 $0.5413 $0.0658 $0.5338 $1.1409
Advisor $0.5250 $0.0658 $0.5338 $1.1246
Total Annual Operating Expenses
9
Share Class
A 0.82%
Advisor 0.57%

Franklin Utilities Fund
Performance Summary

franklintempleton.com
Annual Report
1. The total annual operating expenses are sourced from the Fund's annual report available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s current quarterly dividend and the maximum offering price (NAV for Advisor Class) per share on
9/30/22.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The S&P 500 Utilities Index is market capitalization weighted and consists of all utility stocks in the S&P 500. The S&P 500 is a market capitaliza-
tion-weighted index of 500 stocks designed to measure total U.S. equity market performance.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

Your Fund’s Expenses
Franklin Utilities Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 4/1/22
Ending
Account
Value 9/30/22
Expenses
Paid During
Period
4/1/22–9/30/22
1,2
Ending
Account
Value 9/30/22
Expenses
Paid During
Period
4/1/22–9/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $887.10 $3.88 $1,020.96 $4.15 0.82%
A1 $1,000 $887.70 $3.40 $1,021.46 $3.64 0.72%
C $1,000 $885.10 $5.76 $1,018.96 $6.17 1.22%
R $1,000 $885.90 $5.06 $1,019.70 $5.42 1.07%
R6 $1,000 $888.50 $2.33 $1,022.60 $2.50 0.49%
Advisor $1,000 $888.20 $2.70 $1,022.21 $2.89 0.57%

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $157.23 $121.24 $82.84 $81.16 $63.10
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.64) (0.82) (0.38) (0.20) (0.23)
Net realized and unrealized gains (losses) ........... (61.59) 36.81 39.44 3.79 19.45
Total from investment operations .................... (62.23) 35.99 39.06 3.59 19.22
Less distributions from:
Net realized gains ............................. (2.22) — (0.66) (1.91) (1.16)
Net asset value, end of year ....................... $92.78 $157.23 $121.24 $82.84 $81.16
Total return
c
................................... (40.15)% 29.68% 47.47% 4.77% 30.88%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.82% 0.79% 0.85% 0.86% 0.86%
Expenses net of waiver and payments by affiliates
d
...... 0.82%
e
0.79%
e
0.84% 0.85% 0.86%
e
Net investment (loss) ............................ (0.50)% (0.56)% (0.39)% (0.26)% (0.32)%
Supplemental data
Net assets, end of year (000’s) ..................... $7,214,315 $12,129,483 $8,378,574 $4,504,434 $3,741,562
Portfolio turnover rate ............................ 40.72% 18.77% 13.82% 20.01% 17.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $128.06 $99.49 $68.60 $68.07 $53.49
Income from investment operations
a
:
Net investment (loss)
b
.......................... (1.29) (1.55) (0.91) (0.66) (0.65)
Net realized and unrealized gains (losses) ........... (49.80) 30.12 32.46 3.10 16.39
Total from investment operations .................... (51.09) 28.57 31.55 2.44 15.74
Less distributions from:
Net realized gains ............................. (2.22) — (0.66) (1.91) (1.16)
Net asset value, end of year ....................... $74.75 $128.06 $99.49 $68.60 $68.07
Total return
c
................................... (40.60)% 28.72% 46.37% 3.97% 29.93%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.57% 1.54% 1.60% 1.61% 1.61%
Expenses net of waiver and payments by affiliates
d
...... 1.57%
e
1.54%
e
1.59% 1.60% 1.61%
e
Net investment (loss) ............................ (1.26)% (1.31)% (1.14)% (1.01)% (1.07)%
Supplemental data
Net assets, end of year (000’s) ..................... $715,976 $1,339,016 $1,095,702 $597,927 $611,221
Portfolio turnover rate ............................ 40.72% 18.77% 13.82% 20.01% 17.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $151.52 $117.13 $80.26 $78.88 $61.51
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.91) (1.14) (0.60) (0.39) (0.40)
Net realized and unrealized gains (losses) ........... (59.25) 35.53 38.13 3.68 18.93
Total from investment operations .................... (60.16) 34.39 37.53 3.29 18.53
Less distributions from:
Net realized gains ............................. (2.22) — (0.66) (1.91) (1.16)
Net asset value, end of year ....................... $89.14 $151.52 $117.13 $80.26 $78.88
Total return .................................... (40. 29)% 29.36% 47.09% 4.52% 30.57%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.07% 1.04% 1.10% 1.11% 1.11%
Expenses net of waiver and payments by affiliates
c
...... 1.07%
d
1.04%
d
1.09% 1.10% 1.11%
d
Net investment (loss) ............................ (0.75)% (0.81)% (0.63)% (0.51)% (0.57)%
Supplemental data
Net assets, end of year (000’s) ..................... $188,831 $311,646 $221,041 $123,721 $95,925
Portfolio turnover rate ............................ 40.72% 18.77% 13.82% 20.01% 17.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

ue
a
Year Ended September 30,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $165.26 $127.01 $86.46 $84.31 $65.28
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.18) (0.36) (0.05) 0.07 0.04
Net realized and unrealized gains (losses) ........... (64.91) 38.61 41.26 3.99 20.15
Total from investment operations .................... (65.09) 38.25 41.21 4.06 20.19
Less distributions from:
Net realized gains ............................. (2.22) — (0.66) (1.91) (1.16)
Net asset value, end of year ....................... $97.95 $165.26 $127.01 $86.46 $84.31
Total return .................................... (39.92)% 30.12% 47.97% 5.15% 31.38%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.46% 0.46% 0.50% 0.51% 0.50%
Expenses net of waiver and payments by affiliates
c
...... 0.45% 0.46%
d
0.50%
d
0.50% 0.50%
d
Net investment income (loss) ...................... (0.13)% (0.23)% (0.05)% 0.09% 0.04%
Supplemental data
Net assets, end of year (000’s) ..................... $6,322,021 $9,820,184 $5,817,028 $2,473,942 $1,688,595
Portfolio turnover rate ............................ 40.72% 18.77% 13.82% 20.01% 17.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $163.27 $125.58 $85.58 $83.56 $64.78
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.34) (0.48) (0.15) (0.01) (0.06)
Net realized and unrealized gains (losses) ........... (64.07) 38.17 40.81 3.94 20.00
Total from investment operations .................... (64.41) 37.69 40.66 3.93 19.94
Less distributions from:
Net realized gains ............................. (2.22) — (0.66) (1.91) (1.16)
Net asset value, end of year ....................... $96.64 $163.27 $125.58 $85.58 $83.56
Total return .................................... (39.99)% 30.01% 47.83% 5.04% 31.21%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.57% 0.54% 0.60% 0.61% 0.61%
Expenses net of waiver and payments by affiliates
c
...... 0.57%
d
0.54%
d
0.59% 0.60% 0.61%
d
Net investment (loss) ............................ (0.26)% (0.32)% (0.15)% (0.01)% (0.07)%
Supplemental data
Net assets, end of year (000’s) ..................... $2,280,138 $4,352,531 $2,884,489 $1,154,604 $680,066
Portfolio turnover rate ............................ 40.72% 18.77% 13.82% 20.01% 17.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments, September 30, 2022
Franklin DynaTech Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.8%
Aerospace & Defense 0.8%
a
Axon Enterprise, Inc. ................................... United States 500,000 $ 57,875,000
HEICO Corp. ........................................ United States 500,000 71,990,000
TransDigm Group, Inc. ................................. United States 15,000 7,872,300
137,737,300
Automobiles 4.2%
a
Tesla, Inc. ........................................... United States 2,650,000 702,912,500
Biotechnology 0.9%
a
Argenx SE .......................................... Netherlands 300,000 106,768,389
a
Halozyme Therapeutics, Inc. ............................. United States 1,000,000 39,540,000
a
Moderna, Inc. ........................................ United States 50,000 5,912,500
152,220,889
Capital Markets 2.2%
FactSet Research Systems, Inc. .......................... United States 100,000 40,011,000
Moody's Corp. ........................................ United States 100,000 24,311,000
MSCI, Inc. ........................................... United States 400,000 168,716,000
Tradeweb Markets, Inc., A ............................... United States 2,500,000 141,050,000
374,088,000
Chemicals 1.6%
Corteva, Inc. ......................................... United States 2,500,000 142,875,000
FMC Corp. .......................................... United States 250,000 26,425,000
Linde plc ............................................ United Kingdom 350,000 94,356,500
263,656,500
Construction & Engineering 0.8%
Quanta Services, Inc. .................................. United States 1,000,000 127,390,000
Electric Utilities 1.7%
NextEra Energy, Inc. ................................... United States 3,700,000 290,117,000
Electrical Equipment 0.0%
†
a,b
NuScale Power Corp. .................................. United States 100,000 1,168,000
a
Shoals Technologies Group, Inc., A ........................ United States 200,000 4,310,000
5,478,000
Electronic Equipment, Instruments & Components 1.2%
Amphenol Corp., A .................................... United States 500,000 33,480,000
Keyence Corp. ....................................... Japan 200,000 66,105,256
a
Keysight Technologies, Inc. .............................. United States 500,000 78,680,000
Samsung SDI Co. Ltd. ................................. South Korea 50,000 18,660,381
196,925,637
Energy Equipment & Services 0.3%
Schlumberger NV ..................................... United States 1,550,000 55,645,000
Entertainment 0.1%
a
Sea Ltd., ADR ........................................ Singapore 350,000 19,617,500
Equity Real Estate Investment Trusts (REITs) 1.0%
Crown Castle, Inc. ..................................... United States 200,000 28,910,000
SBA Communications Corp. ............................. United States 500,000 142,325,000
171,235,000
Health Care Equipment & Supplies 6.6%
Abbott Laboratories .................................... United States 1,650,000 159,654,000
a
Edwards Lifesciences Corp. ............................. United States 1,000,000 82,630,000
a
IDEXX Laboratories, Inc. ................................ United States 725,000 236,205,000
a
Inspire Medical Systems, Inc. ............................ United States 800,000 141,896,000

Franklin Custodian Funds
Schedule of Investments
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
Insulet Corp. ......................................... United States 350,000 $ 80,290,000
a
Intuitive Surgical, Inc. .................................. United States 950,000 178,068,000
a
Shockwave Medical, Inc. ................................ United States 25,000 6,951,750
STERIS plc .......................................... United States 1,000,000 166,280,000
Stryker Corp. ........................................ United States 250,000 50,635,000
1,102,609,750
Health Care Providers & Services 1.7%
a
Guardant Health, Inc. .................................. United States 350,000 18,840,500
a
Privia Health Group, Inc. ................................ United States 250,000 8,515,000
UnitedHealth Group, Inc. ................................ United States 515,000 260,095,600
287,451,100
Health Care Technology 0.6%
a
Veeva Systems, Inc., A ................................. United States 650,000 107,172,000
Hotels, Restaurants & Leisure 0.9%
a
Airbnb, Inc., A ........................................ United States 1,000,000 105,040,000
a
Booking Holdings, Inc. ................................. United States 25,000 41,080,250
146,120,250
Interactive Media & Services 5.3%
a
Alphabet, Inc., A ...................................... United States 6,000,000 573,900,000
a
Alphabet, Inc., C ...................................... United States 2,000,000 192,300,000
a
ZoomInfo Technologies, Inc., A ........................... United States 2,750,000 114,565,000
880,765,000
Internet & Direct Marketing Retail 7.8%
a
Amazon.com, Inc. ..................................... United States 10,000,000 1,130,000,000
a
MercadoLibre, Inc. .................................... Brazil 200,000 165,556,000
1,295,556,000
IT Services 7.9%
Accenture plc, A ...................................... United States 100,000 25,730,000
a,c
Adyen NV, 144A, Reg S ................................ Netherlands 200,000 249,445,135
a
Cloudflare, Inc., A ..................................... United States 750,000 41,482,500
a
Globant SA .......................................... United States 250,000 46,770,000
Jack Henry & Associates, Inc. ............................ United States 25,000 4,556,750
Mastercard, Inc., A .................................... United States 1,700,000 483,378,000
a
MongoDB, Inc. ....................................... United States 800,000 158,848,000
a
Shopify, Inc., A ....................................... Canada 2,000,000 53,847,824
a
Snowflake, Inc., A ..................................... United States 450,000 76,482,000
Visa, Inc., A .......................................... United States 1,000,000 177,650,000
1,318,190,209
Life Sciences Tools & Services 8.4%
a
Bio-Rad Laboratories, Inc., A ............................. United States 200,000 83,428,000
Danaher Corp. ....................................... United States 2,000,000 516,580,000
a
Evotec SE ........................................... Germany 650,000 11,301,363
Lonza Group AG ...................................... Switzerland 200,000 97,378,256
a
Repligen Corp. ....................................... United States 1,000,000 187,110,000
Thermo Fisher Scientific, Inc. ............................ United States 1,000,000 507,190,000
1,402,987,619
Machinery 0.7%
a
Chart Industries, Inc. ................................... United States 600,000 110,610,000
Pharmaceuticals 1.9%
AstraZeneca plc, ADR .................................. United Kingdom 2,200,000 120,648,000

Franklin Custodian Funds
Schedule of Investments
Franklin DynaTech Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
a
Catalent, Inc. ........................................ United States 2,000,000 $ 144,720,000
Eli Lilly & Co. ........................................ United States 75,000 24,251,250
a
Jazz Pharmaceuticals plc ............................... United States 200,000 26,658,000
316,277,250
Professional Services 0.2%
a
CoStar Group, Inc. .................................... United States 500,000 34,825,000
Semiconductors & Semiconductor Equipment 11.5%
Analog Devices, Inc. ................................... United States 1,900,000 264,746,000
ASM International NV .................................. Netherlands 200,000 44,783,699
ASML Holding NV, NYRS ............................... Netherlands 750,000 311,512,500
a
Enphase Energy, Inc. .................................. United States 490,000 135,960,300
Entegris, Inc. ......................................... United States 1,000,000 83,020,000
Intel Corp. ........................................... United States 750,000 19,327,500
KLA Corp. ........................................... United States 500,000 151,315,000
Lam Research Corp. ................................... United States 500,000 183,000,000
a
Lattice Semiconductor Corp. ............................. United States 100,000 4,921,000
Monolithic Power Systems, Inc. ........................... United States 500,000 181,700,000
NVIDIA Corp. ........................................ United States 4,000,000 485,560,000
a
SiTime Corp. ......................................... United States 400,000 31,492,000
a
SolarEdge Technologies, Inc. ............................ United States 125,000 28,932,500
1,926,270,499
Software 28.4%
a
Adobe, Inc. .......................................... United States 300,000 82,560,000
a
ANSYS, Inc. ......................................... United States 600,000 133,020,000
a
Aspen Technology, Inc. ................................. United States 440,000 104,808,000
a
Atlassian Corp. plc, A .................................. United States 1,000,000 210,590,000
a
Bill.com Holdings, Inc. .................................. United States 25,000 3,309,250
a
Cadence Design Systems, Inc. ........................... United States 2,250,000 367,717,500
Constellation Software, Inc. .............................. Canada 25,000 34,787,700
a
Crowdstrike Holdings, Inc., A ............................. United States 800,000 131,848,000
a
Datadog, Inc., A ...................................... United States 1,500,000 133,170,000
a
Descartes Systems Group, Inc. (The) ...................... Canada 400,000 25,412,000
a
Gitlab, Inc., A ........................................ United States 1,000,000 51,220,000
a
HubSpot, Inc. ........................................ United States 800,000 216,096,000
Intuit, Inc. ........................................... United States 1,050,000 406,686,000
Microsoft Corp. ....................................... United States 4,150,000 966,535,000
a
Monday.com Ltd. ...................................... United States 525,000 59,503,500
a
Palo Alto Networks, Inc. ................................ United States 1,050,000 171,979,500
a
Paycom Software, Inc. ................................. United States 250,000 82,497,500
a
Paylocity Holding Corp. ................................. United States 100,000 24,158,000
a
Procore Technologies, Inc. .............................. United States 1,000,000 49,480,000
Roper Technologies, Inc. ................................ United States 500,000 179,820,000
a
Salesforce, Inc. ....................................... United States 1,500,000 215,760,000
a
ServiceNow, Inc. ...................................... United States 1,150,000 434,251,500
a
Synopsys, Inc. ....................................... United States 1,250,000 381,887,500
a
Tyler Technologies, Inc. ................................. United States 350,000 121,625,000
a
Workday, Inc., A ...................................... United States 1,000,000 152,220,000
a
Xero Ltd. ............................................ New Zealand 50,000 2,313,830
4,743,255,780
Technology Hardware, Storage & Peripherals 1.9%
Apple, Inc. .......................................... United States 2,300,000 317,860,000

Franklin Custodian Funds
Schedule of Investments
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors 0.2%
Fastenal Co. ......................................... United States 700,000 $ 32,228,000
Total Common Stocks (Cost $12,679,296,576) ...................................
16,519,201,783
Preferred Stocks 0.1%
Life Sciences Tools & Services 0.1%
d
Sartorius AG, 0.36% ................................... Germany 50,000 17,296,097
Total Preferred Stocks (Cost $21,957,465) ......................................
17,296,097
Total Long Term Investments (Cost $12,701,254,041) ............................
16,536,497,880
a
Short Term Investments 1.6%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.6%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ..... United States 270,863,972 270,863,972
Total Money Market Funds (Cost $270,863,972) .................................
270,863,972
a a a
g
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
A
A
Money Market Funds 0.0%
†
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ..... United States 385,000 385,000
a
Principal
Amount
*
a
Repurchase Agreements 0.0%
†
h
Joint Repurchase Agreement, BNP Paribas SA, 2.94%, 10/03/22
(Maturity Value $205,136)
Collateralized by U.S. Treasury Bills, Discount Note, 10/18/22 -
1/26/23; U.S. Treasury Bonds, 6.625% - 7.5%, 11/15/24 - 2/15/27;
U.S. Treasury Bond, Strip, 5/15/27; U.S. Treasury Notes, 0.25%
- 2.5%, 7/31/24 - 2/28/27; and U.S. Treasury Notes, Index Linked,
0.125%, 7/15/26 - 4/15/27 (valued at $209,188) ............. 205,086 205,086
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $590,086) .............................................................
590,086
Total Short Term Investments (Cost $271,454,058 ) ...............................
271,454,058
a
Total Investments (Cost $12,972,708,099) 100.5% ...............................
$16,807,951,938
Other Assets, less Liabilities (0.5)% ...........................................
(86,670,457)
Net Assets 100.0% ...........................................................
$16,721,281,481

Franklin Custodian Funds
Schedule of Investments
Franklin DynaTech Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 155 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2022. See Note 1(g).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the value of this security was $249,445,135, representing 1.5% of net assets.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(g) regarding securities on loan.
h
See Note 1(c) regarding joint repurchase agreement.

Franklin Custodian Funds
Financial Highlights
Franklin Focused Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30, Year Ended
September 30,
2020
a
2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $31.61 $25.05 $20.16
Income from investment operations
b
:
Net investment (loss)
c
................................................... (0.18) (0.23) (0.10)
Net realized and unrealized gains (losses) .................................... (11.95) 7.00 4.99
Total from investment operations ............................................. (12.13) 6.77 4.89
Less distributions from:
Net realized gains ...................................................... (0.18) (0.21) —
Net asset value, end of year ................................................ $19.30 $31.61 $25.05
Total return
d
............................................................ (38.61)% 27.17% 24.26%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ............................... 1.37% 1.36% 1.81%
Expenses net of waiver and payments by affiliates ................................ 1.10%
f
1.10%
f
1.10%
Net investment (loss) ..................................................... (0.69)% (0.78)% (0.72)%
Supplemental data
Net assets, end of year (000’s) .............................................. $53,027 $80,509 $26,793
Portfolio turnover rate ..................................................... 39.93% 22.77% 33.93%
a
For the period February 14, 2020 (effective date) to September 30, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Focused Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30, Year Ended
September 30,
2020
a
2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $31.23 $24.94 $20.16
Income from investment operations
b
:
Net investment (loss)
c
................................................... (0.37) (0.44) (0.21)
Net realized and unrealized gains (losses) .................................... (11.76) 6.94 4.99
Total from investment operations ............................................. (12.13) 6.50 4.78
Less distributions from:
Net realized gains ...................................................... (0.18) (0.21) —
Net asset value, end of year ................................................ $18.92 $31.23 $24.94
Total return
d
............................................................ (39.08)% 26.20% 23.71%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ............................... 2.12% 2.12% 2.56%
Expenses net of waiver and payments by affiliates ................................ 1.85%
f
1.85%
f
1.85%
Net investment (loss) ..................................................... (1.44)% (1.53)% (1.47)%
Supplemental data
Net assets, end of year (000’s) .............................................. $3,954 $6,028 $3,931
Portfolio turnover rate ..................................................... 39.93% 22.77% 33.93%
a
For the period February 14, 2020 (effective date) to September 30, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Focused Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30, Year Ended
September 30,
2020
a
2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $31.53 $25.06 $20.16
Income from investment operations
b
:
Net investment (loss)
c
................................................... (0.24) (0.31) (0.11)
Net realized and unrealized gains (losses) .................................... (11.91) 6.99 5.01
Total from investment operations ............................................. (12.15) 6.68 4.90
Less distributions from:
Net realized gains ...................................................... (0.18) (0.21) —
Net asset value, end of year ................................................ $19.20 $31.53 $25.06
Total return
d
............................................................ (38.77)% 26.79% 24.31%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ............................... 1.61% 1.66% 1.65%
Expenses net of waiver and payments by affiliates ................................ 1.35%
f
1.38%
f
1.04%
Net investment (loss) ..................................................... (0.94)% (1.05)% (0.77)%
Supplemental data
Net assets, end of year (000’s) .............................................. $723 $984 $643
Portfolio turnover rate ..................................................... 39.93% 22.77% 33.93%
a
For the period February 14, 2020 (effective date) to September 30, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Focused Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30, Year Ended
September 30,
2020
a
2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $31.78 $25.10 $20.16
Income from investment operations
b
:
Net investment (loss)
c
................................................... (0.11) (0.13) (0.07)
Net realized and unrealized gains (losses) .................................... (12.04) 7.02 5.01
Total from investment operations ............................................. (12.15) 6.89 4.94
Less distributions from:
Net realized gains ...................................................... (0.18) (0.21) —
Net asset value, end of year ................................................ $19.45 $31.78 $25.10
Total return
d
............................................................ (38.46)% 27.59% 24.50%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ............................... 0.98% 1.05% 2.08%
Expenses net of waiver and payments by affiliates ................................ 0.82%
f
0.77%
f
0.85%
Net investment (loss) ..................................................... (0.42)% (0.44)% (0.52)%
Supplemental data
Net assets, end of year (000’s) .............................................. $46 $75 $65
Portfolio turnover rate ..................................................... 39.93% 22.77% 33.93%
a
For the period February 14, 2020 (effective date) to September 30, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Focused Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $31.75 $25.10 $17.62 $17.24 $13.36
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.13) (0.16) (0.09) (0.06) (0.05)
Net realized and unrealized gains (losses) ........... (12.01) 7.02 8.66 0.52 3.93
Total from investment operations .................... (12.14) 6.86 8.57 0.46 3.88
Less distributions from:
Net investment income .......................... — — — (0.01) —
Net realized gains ............................. (0.18) (0.21) (1.09) (0.07) —
Total distributions ............................... (0.18) (0.21) (1.09) (0.08) —
Net asset value, end of year ....................... $19.43 $31.75 $25.10 $17.62 $17.24
Total return .................................... (38.44)% 27.47% 51.20% 2.80% 29.04%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.12% 1.12% 2.04% 2.41% 2.23%
Expenses net of waiver and payments by affiliates ....... 0.85%
c
0.85%
c
0.88% 1.00% 1.00%
c
Net investment (loss) ............................ (0.47)% (0.53)% (0.41)% (0.36)% (0.34)%
Supplemental data
Net assets, end of year (000’s) ..................... $9,519 $25,041 $16,747 $4,404 $4,310
Portfolio turnover rate ............................ 39.93% 22.77% 33.93% 28.65% 14.47%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments, September 30, 2022
Franklin Focused Growth Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.2%
Aerospace & Defense 0.7%
a
Axon Enterprise, Inc. ................................... United States 4,127 $ 477,700
Automobiles 6.3%
a
Tesla, Inc. ........................................... United States 15,918 4,222,250
Capital Markets 2.1%
MSCI, Inc. ........................................... United States 3,440 1,450,958
Electric Utilities 5.3%
NextEra Energy, Inc. ................................... United States 45,692 3,582,710
Equity Real Estate Investment Trusts (REITs) 2.5%
SBA Communications Corp. ............................. United States 5,895 1,678,012
Food & Staples Retailing 5.5%
Costco Wholesale Corp. ................................ United States 7,862 3,712,987
Health Care Equipment & Supplies 6.0%
Abbott Laboratories .................................... United States 13,953 1,350,092
a
IDEXX Laboratories, Inc. ................................ United States 4,521 1,472,942
a
Intuitive Surgical, Inc. .................................. United States 6,435 1,206,176
4,029,210
Health Care Technology 1.2%
a
Veeva Systems, Inc., A ................................. United States 4,913 810,055
Interactive Media & Services 5.6%
a
Alphabet, Inc., A ...................................... United States 39,305 3,759,523
Internet & Direct Marketing Retail 10.6%
a
Amazon.com, Inc. ..................................... United States 58,958 6,662,254
a
MercadoLibre, Inc. .................................... Brazil 566 468,523
7,130,777
IT Services 8.0%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 983 1,226,023
Mastercard, Inc., A .................................... United States 8,843 2,514,419
a
MongoDB, Inc. ....................................... United States 2,456 487,663
a
Shopify, Inc., A ....................................... Canada 10,788 290,455
a
Snowflake, Inc., A ..................................... United States 4,913 835,013
5,353,573
Life Sciences Tools & Services 6.7%
Danaher Corp. ....................................... United States 13,265 3,426,217
a
Repligen Corp. ....................................... United States 5,895 1,103,013
4,529,230
Metals & Mining 0.8%
Freeport-McMoRan, Inc. ................................ United States 18,844 515,007
Personal Products 1.4%
Estee Lauder Cos., Inc. (The), A .......................... United States 4,421 954,494
Road & Rail 0.6%
Canadian Pacific Railway Ltd. ............................ Canada 5,994 399,920
Semiconductors & Semiconductor Equipment 12.3%
Analog Devices, Inc. ................................... United States 14,936 2,081,182
ASML Holding NV, NYRS ............................... Netherlands 5,602 2,326,791
a
Enphase Energy, Inc. .................................. United States 1,473 408,713
NVIDIA Corp. ........................................ United States 28,496 3,459,130
8,275,816

Franklin Custodian Funds
Schedule of Investments
Franklin Focused Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

s
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 22.6%
a
Atlassian Corp. plc, A .................................. United States 5,895 $ 1,241,428
a
HubSpot, Inc. ........................................ United States 1,473 397,887
Intuit, Inc. ........................................... United States 3,047 1,180,164
Microsoft Corp. ....................................... United States 32,427 7,552,249
a
Salesforce, Inc. ....................................... United States 6,878 989,331
a
ServiceNow, Inc. ...................................... United States 6,288 2,374,412
a
Synopsys, Inc. ....................................... United States 4,814 1,470,725
15,206,196
Total Common Stocks (Cost $74,062,846) ......................................
66,088,418
Short Term Investments 1.9%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.9%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ..... United States 1,276,224 1,276,224
Total Money Market Funds (Cost $1,276,224) ...................................
1,276,224
Total Short Term Investments (Cost $1,276,224 ) .................................
1,276,224
a
Total Investments (Cost $75,339,070) 100.1% ...................................
$67,364,642
Other Assets, less Liabilities (0.1)% ...........................................
(95,922)
Net Assets 100.0% ...........................................................
$67,268,720
See Abbreviations on page 155 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the value of this security was $1,226,023, representing 1.8% of net assets.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $151.73 $129.91 $110.04 $107.59 $91.61
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.01 (0.06) 0.33 0.46 0.41
Net realized and unrealized gains (losses) ........... (32.51) 32.67 25.99 3.47 18.18
Total from investment operations .................... (32.50) 32.61 26.32 3.93 18.59
Less distributions from:
Net investment income .......................... — (0.18) (0.46) (0.44) (0.36)
Net realized gains ............................. (13.82) (10.61) (5.99) (1.04) (2.25)
Total distributions ............................... (13.82) (10.79) (6.45) (1.48) (2.61)
Net asset value, end of year ....................... $105.41 $151.73 $129.91 $110.04 $107.59
Total return
c
................................... (23.83)% 26.44% 25.09% 3.79% 20.72%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.80% 0.79% 0.82% 0.83% 0.83%
Expenses net of waiver and payments by affiliates
d
...... 0.80%
e
0.79%
e
0.81% 0.83%
e
0.83%
e
Net investment income (loss) ...................... 0.01% (0.04)% 0.29% 0.45% 0.41%
Supplemental data
Net assets, end of year (000’s) ..................... $9,118,403 $12,927,577 $10,990,297 $9,157,154 $9,044,834
Portfolio turnover rate ............................ 4.95%
f
6.04%
f
9.01% 4.91%
f
6.05%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) and 14.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $134.93 $117.27 $100.21 $98.38 $84.25
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.87) (1.01) (0.47) (0.29) (0.30)
Net realized and unrealized gains (losses) ........... (28.32) 29.28 23.52 3.16 16.68
Total from investment operations .................... (29.19) 28.27 23.05 2.87 16.38
Less distributions from:
Net realized gains ............................. (13.82) (10.61) (5.99) (1.04) (2.25)
Net asset value, end of year ....................... $91.92 $134.93 $117.27 $100.21 $98.38
Total return
c
................................... (24.40)% 25.51% 24.16% 3.02% 19.82%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.55% 1.54% 1.57% 1.58% 1.58%
Expenses net of waiver and payments by affiliates
d
...... 1.55%
e
1.54%
e
1.56% 1.58%
e
1.58%
e
Net investment (loss) ............................ (0.75)% (0.79)% (0.46)% (0.30)% (0.34)%
Supplemental data
Net assets, end of year (000’s) ..................... $407,722 $666,348 $727,093 $704,217 $1,060,258
Portfolio turnover rate ............................ 4.95%
f
6.04%
f
9.01% 4.91%
f
6.05%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) and 14.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $150.77 $129.28 $109.49 $107.00 $91.13
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.32) (0.41) 0.05 0.21 0.16
Net realized and unrealized gains (losses) ........... (32.20) 32.51 25.86 3.46 18.09
Total from investment operations .................... (32.52) 32.10 25.91 3.67 18.25
Less distributions from:
Net investment income .......................... — — (0.13) (0.14) (0.13)
Net realized gains ............................. (13.82) (10.61) (5.99) (1.04) (2.25)
Total distributions ............................... (13.82) (10.61) (6.12) (1.18) (2.38)
Net asset value, end of year ....................... $104.43 $150.77 $129.28 $109.49 $107.00
Total return .................................... (24.01)% 26.13% 24.78% 3.54% 20.42%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.05% 1.04% 1.07% 1.08% 1.08%
Expenses net of waiver and payments by affiliates
c
...... 1.05%
d
1.04%
d
1.06% 1.08%
d
1.08%
d
Net investment income (loss) ...................... (0.25)% (0.29)% 0.04% 0.20% 0.16%
Supplemental data
Net assets, end of year (000’s) ..................... $249,874 $395,301 $420,082 $435,331 $524,960
Portfolio turnover rate ............................ 4.95%
e
6.04%
e
9.01% 4.91%
e
6.05%
e
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) and 14.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $152.40 $130.31 $110.37 $107.90 $91.90
Income from investment operations
a
:
Net investment income
b
......................... 0.46 0.41 0.71 0.83 0.77
Net realized and unrealized gains (losses) ........... (32.72) 32.76 26.06 3.47 18.22
Total from investment operations .................... (32.26) 33.17 26.77 4.30 18.99
Less distributions from:
Net investment income .......................... (0.10) (0.47) (0.84) (0.79) (0.74)
Net realized gains ............................. (13.82) (10.61) (5.99) (1.04) (2.25)
Total distributions ............................... (13.92) (11.08) (6.83) (1.83) (2.99)
Net asset value, end of year ....................... $106.22 $152.40 $130.31 $110.37 $107.90
Total return .................................... (23.57)% 26.86% 25.51% 4.16% 21.17%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.46% 0.47% 0.48% 0.48% 0.47%
Expenses net of waiver and payments by affiliates
c
...... 0.46%
d
0.47%
d
0.48%
d
0.48%
d
0.46%
Net investment income ........................... 0.34% 0.29% 0.63% 0.80% 0.78%
Supplemental data
Net assets, end of year (000’s) ..................... $2,000,923 $3,113,946 $2,999,370 $2,545,800 $2,634,455
Portfolio turnover rate ............................ 4.95%
e
6.04%
e
9.01% 4.91%
e
6.05%
e
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) and 14.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $152.47 $130.38 $110.41 $107.95 $91.90
Income from investment operations
a
:
Net investment income
b
......................... 0.34 0.30 0.62 0.72 0.66
Net realized and unrealized gains (losses) ........... (32.74) 32.79 26.07 3.47 18.23
Total from investment operations .................... (32.40) 33.09 26.69 4.19 18.89
Less distributions from:
Net investment income .......................... — (0.39) (0.73) (0.69) (0.59)
Net realized gains ............................. (13.82) (10.61) (5.99) (1.04) (2.25)
Total distributions ............................... (13.82) (11.00) (6.72) (1.73) (2.84)
Net asset value, end of year ....................... $106.25 $152.47 $130.38 $110.41 $107.95
Total return .................................... (23.64)% 26.76% 25.41% 4.05% 21.02%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.55% 0.54% 0.57% 0.58% 0.58%
Expenses net of waiver and payments by affiliates
c
...... 0.55%
d
0.54%
d
0.56% 0.58%
d
0.58%
d
Net investment income ........................... 0.25% 0.21% 0.54% 0.70% 0.66%
Supplemental data
Net assets, end of year (000’s) ..................... $2,652,765 $4,229,679 $3,549,412 $3,154,342 $3,139,208
Portfolio turnover rate ............................ 4.95%
e
6.04%
e
9.01% 4.91%
e
6.05%
e
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) and 14.

Franklin Custodian Funds
Schedule of Investments, September 30, 2022
Franklin Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.3%
Aerospace & Defense 5.2%
BWX Technologies, Inc. ................................ United States 1,382,211 $ 69,621,968
Lockheed Martin Corp. ................................. United States 393,055 151,833,216
Northrop Grumman Corp. ............................... United States 697,597 328,093,821
Raytheon Technologies Corp. ............................ United States 2,424,710 198,486,761
748,035,766
Auto Components 0.3%
a
Aptiv plc ............................................ United States 601,463 47,040,421
Automobiles 0.9%
a
Rivian Automotive, Inc., A ............................... United States 845,525 27,826,228
a
Tesla, Inc. ........................................... United States 401,283 106,440,315
134,266,543
Beverages 3.7%
Brown-Forman Corp., B ................................ United States 1,583,582 105,419,054
Constellation Brands, Inc., A ............................. United States 543,478 124,826,027
a
Monster Beverage Corp. ................................ United States 2,364,663 205,631,094
PepsiCo, Inc. ........................................ United States 633,445 103,416,231
539,292,406
Biotechnology 2.4%
AbbVie, Inc. ......................................... United States 448,287 60,164,598
Amgen, Inc. ......................................... United States 524,436 118,207,874
a
Argenx SE, ADR ...................................... Netherlands 31,211 11,019,044
a
Mirati Therapeutics, Inc. ................................ United States 234,457 16,374,477
a
Neurocrine Biosciences, Inc. ............................. United States 366,045 38,877,640
a
PTC Therapeutics, Inc. ................................. United States 956,216 48,002,043
a
Regeneron Pharmaceuticals, Inc. ......................... United States 74,146 51,076,955
343,722,631
Building Products 1.4%
Allegion plc .......................................... United States 484,185 43,421,711
Trane Technologies plc ................................. United States 1,071,969 155,231,831
198,653,542
Capital Markets 4.2%
BlackRock, Inc. ....................................... United States 127,220 70,006,622
Blackstone, Inc. ...................................... United States 362,007 30,299,986
Charles Schwab Corp. (The) ............................. United States 2,900,782 208,479,202
Intercontinental Exchange, Inc. ........................... United States 1,388,990 125,495,246
S&P Global, Inc. ...................................... United States 360,525 110,086,309
Tradeweb Markets, Inc., A ............................... United States 1,161,320 65,521,674
609,889,039
Chemicals 2.7%
Air Products and Chemicals, Inc. .......................... United States 487,267 113,401,649
Ecolab, Inc. .......................................... United States 607,778 87,775,299
Linde plc ............................................ United Kingdom 708,027 190,876,999
392,053,947
Commercial Services & Supplies 0.6%
Republic Services, Inc. ................................. United States 634,399 86,303,640
Construction Materials 0.7%
Martin Marietta Materials, Inc. ............................ United States 309,397 99,653,680

Franklin Custodian Funds
Schedule of Investments
Franklin Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities 1.1%
NextEra Energy, Inc. ................................... United States 2,000,646 $ 156,870,653
Electrical Equipment 0.7%
AMETEK, Inc. ........................................ United States 682,167 77,364,560
Eaton Corp. plc ....................................... United States 232,009 30,940,720
108,305,280
Electronic Equipment, Instruments & Components 3.4%
Amphenol Corp., A .................................... United States 2,822,515 188,995,604
a
Keysight Technologies, Inc. .............................. United States 653,166 102,782,202
TE Connectivity Ltd. ................................... Switzerland 1,821,257 200,993,923
492,771,729
Entertainment 0.5%
a
ROBLOX Corp., A ..................................... United States 1,210,186 43,373,066
a
Walt Disney Co. (The) .................................. United States 331,020 31,225,117
74,598,183
Equity Real Estate Investment Trusts (REITs) 1.0%
Crown Castle, Inc. ..................................... United States 978,719 141,473,831
Food & Staples Retailing 0.2%
Costco Wholesale Corp. ................................ United States 54,749 25,856,310
Food Products 0.3%
Lamb Weston Holdings, Inc. ............................. United States 534,359 41,348,699
Health Care Equipment & Supplies 4.4%
Abbott Laboratories .................................... United States 1,241,419 120,119,702
a
Edwards Lifesciences Corp. ............................. United States 1,169,424 96,629,505
a
Haemonetics Corp. .................................... United States 847,264 62,722,954
a
Intuitive Surgical, Inc. .................................. United States 1,040,740 195,076,306
Stryker Corp. ........................................ United States 400,047 81,025,519
Teleflex, Inc. ......................................... United States 409,102 82,417,689
637,991,675
Health Care Providers & Services 1.2%
a
Guardant Health, Inc. .................................. United States 271,640 14,622,381
Laboratory Corp. of America Holdings ...................... United States 379,016 77,626,267
UnitedHealth Group, Inc. ................................ United States 152,215 76,874,664
169,123,312
Health Care Technology 0.3%
a
Veeva Systems, Inc., A ................................. United States 269,213 44,387,839
Hotels, Restaurants & Leisure 1.2%
a
Airbnb, Inc., A ........................................ United States 355,390 37,330,166
a
Booking Holdings, Inc. ................................. United States 28,873 47,444,402
a
Las Vegas Sands Corp. ................................. United States 2,191,183 82,213,186
166,987,754
Interactive Media & Services 3.7%
a
Alphabet, Inc., A ...................................... United States 2,722,220 260,380,343
a
Alphabet, Inc., C ...................................... United States 2,730,700 262,556,805
a
Match Group, Inc. ..................................... United States 267,727 12,783,964
535,721,112

Franklin Custodian Funds
Schedule of Investments
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Internet & Direct Marketing Retail 3.8%
a
Amazon.com, Inc. ..................................... United States 4,807,424 $ 543,238,912
IT Services 5.4%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 64,117 79,968,369
Automatic Data Processing, Inc. .......................... United States 108,329 24,502,937
a,c,d
Canva, Inc. .......................................... Australia 25,413 17,289,962
Mastercard, Inc., A .................................... United States 1,013,526 288,185,983
a
Paymentus Holdings, Inc., A ............................. United States 919,885 8,941,282
a
PayPal Holdings, Inc. .................................. United States 168,462 14,499,524
a
Shopify, Inc., A ....................................... Canada 423,500 11,409,090
a
Snowflake, Inc., A ..................................... United States 545,279 92,675,619
Visa, Inc., A .......................................... United States 1,364,318 242,371,093
779,843,859
Life Sciences Tools & Services 6.5%
Agilent Technologies, Inc. ............................... United States 1,266,868 153,987,805
Danaher Corp. ....................................... United States 1,122,672 289,974,951
a
Illumina, Inc. ......................................... United States 586,214 111,843,769
a
Mettler-Toledo International, Inc. .......................... United States 225,109 244,045,169
Thermo Fisher Scientific, Inc. ............................ United States 276,834 140,407,437
940,259,131
Machinery 4.2%
Deere & Co. ......................................... United States 458,151 152,972,037
Dover Corp. ......................................... United States 386,444 45,051,642
Illinois Tool Works, Inc. ................................. United States 974,519 176,046,857
Ingersoll Rand, Inc. .................................... United States 1,912,576 82,738,038
a,e
Proterra, Inc. ......................................... United States 3,915,907 19,501,217
Stanley Black & Decker, Inc. ............................. United States 773,632 58,184,863
Xylem, Inc. .......................................... United States 814,301 71,137,335
605,631,989
Media 0.4%
Cable One, Inc. ....................................... United States 37,775 32,223,964
Comcast Corp., A ..................................... United States 782,678 22,955,945
55,179,909
Personal Products 0.3%
Estee Lauder Cos., Inc. (The), A .......................... United States 183,408 39,597,787
Pharmaceuticals 4.3%
AstraZeneca plc, ADR .................................. United Kingdom 2,170,116 119,009,162
a
Catalent, Inc. ........................................ United States 2,150,987 155,645,419
Eli Lilly & Co. ........................................ United States 1,008,584 326,125,636
Johnson & Johnson ................................... United States 165,151 26,979,067
627,759,284
Professional Services 1.4%
a
CoStar Group, Inc. .................................... United States 1,267,223 88,262,082
Equifax, Inc. ......................................... United States 477,956 81,935,997
Verisk Analytics, Inc. ................................... United States 183,321 31,261,730
201,459,809
Road & Rail 3.4%
Canadian Pacific Railway Ltd. ............................ Canada 1,385,249 92,423,813
JB Hunt Transport Services, Inc. .......................... United States 487,267 76,218,304
a
Uber Technologies, Inc. ................................. United States 993,039 26,315,534

Franklin Custodian Funds
Schedule of Investments
Franklin Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Road & Rail (continued)
Union Pacific Corp. .................................... United States 1,522,610 $ 296,634,880
491,592,531
Semiconductors & Semiconductor Equipment 6.2%
ASML Holding NV, NYRS ............................... Netherlands 399,894 166,095,973
Lam Research Corp. ................................... United States 29,250 10,705,500
Monolithic Power Systems, Inc. ........................... United States 438,545 159,367,253
NVIDIA Corp. ........................................ United States 2,004,525 243,329,290
NXP Semiconductors NV ............................... China 684,330 100,945,518
Texas Instruments, Inc. ................................. United States 1,364,318 211,169,140
891,612,674
Software 16.1%
a
Adobe, Inc. .......................................... United States 166,093 45,708,794
a
Atlassian Corp. plc, A .................................. United States 273,562 57,609,422
a
Autodesk, Inc. ........................................ United States 762,513 142,437,428
a
Bill.com Holdings, Inc. .................................. United States 1,055,982 139,780,337
a,c,d
Checkout Payments Group Ltd., B ......................... United Kingdom 96,603 17,717,100
a
Crowdstrike Holdings, Inc., A ............................. United States 136,653 22,521,781
a,e
Gitlab, Inc., A ........................................ United States 101,436 5,195,552
Intuit, Inc. ........................................... United States 766,931 297,047,715
Microsoft Corp. ....................................... United States 3,082,668 717,953,377
a
Paycom Software, Inc. ................................. United States 184,366 60,838,936
a
Procore Technologies, Inc. .............................. United States 68,651 3,396,852
a
PTC, Inc. ........................................... United States 1,173,515 122,749,669
a
Salesforce, Inc. ....................................... United States 549,462 79,034,614
a
ServiceNow, Inc. ...................................... United States 749,495 283,016,807
a,c,d
Stripe, Inc., B ........................................ United States 540,043 11,127,740
a
Synopsys, Inc. ....................................... United States 517,620 158,138,086
a
Tyler Technologies, Inc. ................................. United States 117,452 40,814,570
a
Workday, Inc., A ...................................... United States 731,201 111,303,416
2,316,392,196
Technology Hardware, Storage & Peripherals 4.7%
Apple, Inc. .......................................... United States 4,885,693 675,202,773
Textiles, Apparel & Luxury Goods 1.0%
NIKE, Inc., B ......................................... United States 1,807,436 150,234,080
Trading Companies & Distributors 0.9%
Fastenal Co. ......................................... United States 2,679,213 123,350,967
Water Utilities 0.6%
American Water Works Co., Inc. .......................... United States 682,167 88,790,857
Total Common Stocks (Cost $5,502,865,279) ....................................
14,324,494,750
Convertible Preferred Stocks 0.3%
IT Services 0.0%
†
a,c,d
Canva, Inc., A ........................................ Australia 2,353 1,600,884
a,c,d
Canva, Inc., A-3 ...................................... Australia 94 63,954
a,c,d
Canva, Inc., A-4 ...................................... Australia 8 5,443
a,c,d
Canva, Inc., A-5 ...................................... Australia 5 3,402
1,673,683
Software 0.3%
a,c,d
Gusto, Inc., E ........................................ United States 822,494 24,509,385
a,c,d
OneTrust LLC, C ...................................... United States 849,894 9,210,092

Franklin Custodian Funds
Schedule of Investments
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 155 .
a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Software (continued)
a,c,d
Stripe, Inc., H ........................................ United States 756,137 $ 15,580,419
49,299,896
Total Convertible Preferred Stocks (Cost $76,200,357) ...........................
50,973,579
Total Long Term Investments (Cost $5,579,065,636) .............................
14,375,468,329
a
Short Term Investments 0.5%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.5%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ..... United States 69,725,524 69,725,524
Total Money Market Funds (Cost $69,725,524) ..................................
69,725,524
Total Short Term Investments (Cost $69,725,524 ) ................................
69,725,524
a
Total Investments (Cost $5,648,791,160) 100.1% ................................
$14,445,193,853
Other Assets, less Liabilities (0.1)% ...........................................
(15,506,373)
Net Assets 100.0% ...........................................................
$14,429,687,480
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the value of this security was $79,968,369, representing 0.6% of net assets.
c
Fair valued using significant unobservable inputs. See Note 15 regarding fair value measurements.
d
See Note 10 regarding restricted securities.
e
A portion or all of the security is on loan at September 30, 2022. See Note 1(g).
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30, Year Ended
September 30,
2018
a
2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.47 $2.08 $2.30 $2.32 $2.31
Income from investment operations
b
:
Net investment income (loss)
c
.................... 0.07 0.08 0.08 0.08 (0.04)
Net realized and unrealized gains (losses) ........... (0.24) 0.42 (0.18) 0.02 0.05
Total from investment operations .................... (0.17) 0.50 (0.10) 0.10 0.01
Less distributions from:
Net investment income .......................... (0.11) (0.11) (0.12) (0.12) —
Net realized gains ............................. (0.05) — — — —
Total distributions ............................... (0.16) (0.11) (0.12) (0.12) —
Net asset value, end of year ....................... $2.14 $2.47 $2.08 $2.30 $2.32
Total return
d
................................... (7.28)% 24.55% (4.48)% 4.40% 0.43%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ...... 0.72% 0.72% 0.71% 0.72% 0.71%
Expenses net of waiver and payments by affiliates
f
...... 0.71% 0.72%
g
0.70% 0.72%
g
0.71%
g
Net investment income ........................... 3.08% 3.19% 3.64% 3.92% 3.89%
Supplemental data
Net assets, end of year (000’s) ..................... $16,829,899 $16,044,379 $10,072,437 $7,427,468 $107,057
Portfolio turnover rate ............................ 77.65% 68.93% 69.13% 43.63% 49.95%
a
For the period September 10, 2018 (effective date) to September 30, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2022 2021 2020 2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.48 $2.08 $2.30 $2.32 $2.39
Income from investment operations
a
:
Net investment income
b
......................... 0.08 0.08 0.08 0.09 0.09
Net realized and unrealized gains (losses) ........... (0.24) 0.43 (0.18) 0.01 (0.04)
Total from investment operations .................... (0.16) 0.51 (0.10) 0.10 0.05
Less distributions from:
Net investment income .......................... (0.12) (0.11) (0.12) (0.12) (0.12)
Net realized gains ............................. (0.05) — — — —
Total distributions ............................... (0.17) (0.11) (0.12) (0.12) (0.12)
Net asset value, end of year ....................... $2.15 $2.48 $2.08 $2.30 $2.32
Total return
c
................................... (7.10)% 25.19% (4.39)% 4.50% 2.18%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.62% 0.62% 0.61% 0.62% 0.61%
Expenses net of waiver and payments by affiliates
d
...... 0.61% 0.62%
e
0.60% 0.62%
e
0.61%
e
Net investment income ........................... 3.15% 3.32% 3.74% 4.02% 3.99%
Supplemental data
Net assets, end of year (000’s) ..................... $30,236,582 $35,704,730 $32,693,224 $39,625,649 $42,929,573
Portfolio turnover rate ............................ 77.65% 68.93% 69.13% 43.63% 49.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.52 $2.12 $2.34 $2.35 $2.42
Income from investment operations
a
:
Net investment income
b
......................... 0.07 0.07 0.07 0.08 0.08
Net realized and unrealized gains (losses) ........... (0.25) 0.43 (0.18) 0.02 (0.04)
Total from investment operations .................... (0.18) 0.50 (0.11) 0.10 0.04
Less distributions from:
Net investment income .......................... (0.10) (0.10) (0.11) (0.11) (0.11)
Net realized gains ............................. (0.05) — — — —
Total distributions ............................... (0.15) (0.10) (0.11) (0.11) (0.11)
Net asset value, end of year ....................... $2.19 $2.52 $2.12 $2.34 $2.35
Total return
c
................................... (7.89)% 24.09% (4.80)% 4.35% 1.61%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.12% 1.13% 1.11% 1.12% 1.11%
Expenses net of waiver and payments by affiliates
d
...... 1.11% 1.12% 1.10% 1.12%
e
1.11%
e
Net investment income ........................... 2.63% 2.84% 3.24% 3.52% 3.49%
Supplemental data
Net assets, end of year (000’s) ..................... $5,654,802 $7,507,658 $9,339,238 $13,488,627 $19,895,441
Portfolio turnover rate ............................ 77.65% 68.93% 69.13% 43.63% 49.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.43 $2.04 $2.26 $2.28 $2.35
Income from investment operations
a
:
Net investment income
b
......................... 0.07 0.07 0.07 0.08 0.08
Net realized and unrealized gains (losses) ........... (0.24) 0.43 (0.18) 0.01 (0.04)
Total from investment operations .................... (0.17) 0.50 (0.11) 0.09 0.04
Less distributions from:
Net investment income .......................... (0.11) (0.11) (0.11) (0.11) (0.11)
Net realized gains ............................. (0.05) — — — —
Total distributions ............................... (0.16) (0.11) (0.11) (0.11) (0.11)
Net asset value, end of year ....................... $2.10 $2.43 $2.04 $2.26 $2.28
Total return .................................... (7.61)% 24.75% (4.82)% 4.20% 1.86%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.97% 0.97% 0.96% 0.97% 0.96%
Expenses net of waiver and payments by affiliates
c
...... 0.96% 0.97%
d
0.95% 0.97%
d
0.96%
d
Net investment income ........................... 2.84% 2.97% 3.40% 3.67% 3.64%
Supplemental data
Net assets, end of year (000’s) ..................... $270,060 $257,109 $221,584 $265,531 $296,098
Portfolio turnover rate ............................ 77.65% 68.93% 69.13% 43.63% 49.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.47 $2.07 $2.29 $2.30 $2.37
Income from investment operations
a
:
Net investment income
b
......................... 0.08 0.08 0.09 0.10 0.10
Net realized and unrealized gains (losses) ........... (0.24) 0.44 (0.19) 0.01 (0.05)
Total from investment operations .................... (0.16) 0.52 (0.10) 0.11 0.05
Less distributions from:
Net investment income .......................... (0.12) (0.12) (0.12) (0.12) (0.12)
Net realized gains ............................. (0.05) — — — —
Total distributions ............................... (0.17) (0.12) (0.12) (0.12) (0.12)
Net asset value, end of year ....................... $2.14 $2.47 $2.07 $2.29 $2.30
Total return .................................... (7.38)% 25.53% (4.23)% 5.17% 2.40%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.42% 0.43% 0.40% 0.41% 0.39%
Expenses net of waiver and payments by affiliates
c
...... 0.40% 0.41% 0.39% 0.40% 0.39%
d
Net investment income ........................... 3.43% 3.50% 3.96% 4.24% 4.21%
Supplemental data
Net assets, end of year (000’s) ..................... $1,158,685 $748,355 $1,626,735 $1,902,027 $2,062,334
Portfolio turnover rate ............................ 77.65% 68.93% 69.13% 43.63% 49.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.46 $2.07 $2.28 $2.30 $2.37
Income from investment operations
a
:
Net investment income
b
......................... 0.08 0.08 0.08 0.09 0.10
Net realized and unrealized gains (losses) ........... (0.24) 0.43 (0.17) 0.01 (0.05)
Total from investment operations .................... (0.16) 0.51 (0.09) 0.10 0.05
Less distributions from:
Net investment income .......................... (0.12) (0.12) (0.12) (0.12) (0.12)
Net realized gains ............................. (0.05) — — — —
Total distributions ............................... (0.17) (0.12) (0.12) (0.12) (0.12)
Net asset value, end of year ....................... $2.13 $2.46 $2.07 $2.28 $2.30
Total return .................................... (7.44)% 24.98% (3.86)% 4.65% 2.34%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.47% 0.47% 0.46% 0.47% 0.46%
Expenses net of waiver and payments by affiliates
c
...... 0.46% 0.47%
d
0.45% 0.47%
d
0.46%
d
Net investment income ........................... 3.32% 3.46% 3.89% 4.17% 4.14%
Supplemental data
Net assets, end of year (000’s) ..................... $11,638,757 $11,969,691 $9,712,076 $11,816,599 $11,328,761
Portfolio turnover rate ............................ 77.65% 68.93% 69.13% 43.63% 49.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments, September 30, 2022
Franklin Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 21.9%
Aerospace & Defense 1.2%
a
Lockheed Martin Corp. ................................. United States 1,500,000 $ 579,435,000
Raytheon Technologies Corp. ............................ United States 2,959,550 242,268,763
821,703,763
Air Freight & Logistics 0.3%
a
United Parcel Service, Inc., B ............................ United States 1,250,000 201,925,000
Banks 2.3%
Bank of America Corp. ................................. United States 19,000,000 573,800,000
a
JPMorgan Chase & Co. ................................. United States 2,000,000 209,000,000
Truist Financial Corp. .................................. United States 5,661,181 246,487,821
US Bancorp ......................................... United States 7,500,000 302,400,000
Wells Fargo & Co. ..................................... United States 5,000,000 201,100,000
1,532,787,821
Biotechnology 0.8%
a
AbbVie, Inc. ......................................... United States 2,500,000 335,525,000
a
Amgen, Inc. ......................................... United States 750,000 169,050,000
504,575,000
Capital Markets 0.6%
a
Morgan Stanley ....................................... United States 5,000,000 395,050,000
Chemicals 0.6%
Air Products and Chemicals, Inc. .......................... United States 1,000,000 232,730,000
LyondellBasell Industries NV, A ........................... United States 1,750,000 131,740,000
364,470,000
Communications Equipment 0.5%
Cisco Systems, Inc. ................................... United States 8,400,000 336,000,000
Diversified Telecommunication Services 0.8%
BCE, Inc. ........................................... Canada 5,500,000 230,623,326
Verizon Communications, Inc. ............................ United States 7,500,000 284,775,000
515,398,326
Electric Utilities 2.1%
a
American Electric Power Co., Inc. ......................... United States 1,500,000 129,675,000
Duke Energy Corp. .................................... United States 2,250,000 209,295,000
Edison International ................................... United States 5,000,000 282,900,000
Entergy Corp. ........................................ United States 1,000,000 100,630,000
b
PG&E Corp. ......................................... United States 5,000,000 62,500,000
a
Southern Co. (The) .................................... United States 8,500,000 578,000,000
1,363,000,000
Energy Equipment & Services 0.1%
b
Weatherford International plc ............................. United States 2,400,000 77,496,000
Food & Staples Retailing 0.1%
a
Walmart, Inc. ........................................ United States 500,000 64,850,000
Health Care Equipment & Supplies 0.1%
Medtronic plc ........................................ United States 500,000 40,375,000
Health Care Providers & Services 0.0%
†
b
CHS/Community Health Systems, Inc. ...................... United States 892,717 1,919,341
Household Products 0.4%
a
Procter & Gamble Co. (The) ............................. United States 2,250,000 284,062,500
Industrial Conglomerates 0.8%
3M Co. ............................................. United States 1,000,000 110,500,000

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial Conglomerates (continued)
Siemens AG ......................................... Germany 4,000,000 $ 390,991,431
501,491,431
Insurance 0.4%
a
MetLife, Inc. ......................................... United States 4,300,000 261,354,000
IT Services 0.5%
a
International Business Machines Corp. ..................... United States 2,500,000 297,025,000
Metals & Mining 0.6%
BHP Group Ltd., ADR .................................. Australia 2,000,000 100,080,000
c
Rio Tinto plc, ADR ..................................... Australia 5,124,535 282,156,897
382,236,897
Multiline Retail 0.1%
Target Corp. ......................................... United States 500,000 74,195,000
Multi-Utilities 1.3%
a
Dominion Energy, Inc. .................................. United States 8,500,000 587,435,000
Sempra Energy ....................................... United States 2,000,000 299,880,000
887,315,000
Oil, Gas & Consumable Fuels 3.5%
a
BP plc, ADR ......................................... United Kingdom 3,500,000 99,925,000
a
Chevron Corp. ....................................... United States 6,970,000 1,001,379,900
a
Exxon Mobil Corp. ..................................... United States 8,500,000 742,135,000
a
Shell plc, ADR ........................................ Netherlands 4,000,000 199,040,000
a
TotalEnergies SE, ADR ................................. France 5,000,000 232,600,000
2,275,079,900
Pharmaceuticals 2.6%
AstraZeneca plc, ADR .................................. United Kingdom 4,000,000 219,360,000
b
Bausch Health Cos., Inc. ................................ United States 15,000,000 103,350,000
a
Bristol-Myers Squibb Co. ................................ United States 5,000,000 355,450,000
a
Johnson & Johnson ................................... United States 3,500,000 571,760,000
a
Merck & Co., Inc. ..................................... United States 1,500,000 129,180,000
a
Pfizer, Inc. ........................................... United States 7,500,000 328,200,000
1,707,300,000
Semiconductors & Semiconductor Equipment 1.3%
Broadcom, Inc. ....................................... United States 500,000 222,005,000
QUALCOMM, Inc. ..................................... United States 1,000,000 112,980,000
a
Texas Instruments, Inc. ................................. United States 3,460,000 535,538,800
870,523,800
Specialty Retail 0.5%
Home Depot, Inc. (The) ................................. United States 1,250,000 344,925,000
Tobacco 0.4%
a
Philip Morris International, Inc. ........................... United States 3,500,000 290,535,000
Total Common Stocks (Cost $13,112,033,148) ...................................
14,395,593,779
Management Investment Companies 0.1%
Capital Markets 0.1%
d
Clarion Partners Real Estate Income Fund, Inc., Class I ........ United States 5,903,968 75,098,472
Total Management Investment Companies (Cost $75,000,000) ....................
75,098,472

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
e
Equity-Linked Securities 19.2%
Airlines 0.3%
f
BNP Paribas Issuance BV into Delta Air Lines, Inc., 144A, 10%,
7/12/23 ........................................... United States 5,500,000 $ 173,148,993
Automobiles 0.5%
f
Citigroup Global Markets Holdings, Inc. into General Motors Co.,
144A, 12%, 11/10/22 ................................. United States 2,895,000 95,510,688
f
Merrill Lynch International & Co. CV into Ford Motor Co., 144A, 12%,
12/07/22 .......................................... United States 6,892,000 80,833,324
f
Royal Bank of Canada into General Motors Co., 144A, 12%, 3/17/23 United States 4,900,000 167,575,376
343,919,388
Banks 2.7%
f
BNP Paribas Issuance BV into Bank of America Corp., 144A, 8.5%,
7/13/23 ........................................... United States 8,500,000 264,603,077
f
Credit Suisse AG into Citigroup, Inc., 144A, 10%, 8/15/23 ....... United States 5,221,000 230,429,464
f
J.P. Morgan Structured Products BV into Bank of America Corp.,
144A, 8.5%, 1/27/23 ................................. United States 5,711,000 182,143,971
f
J.P. Morgan Structured Products BV into Bank of America Corp.,
144A, 9.5%, 5/12/23 ................................. United States 7,100,000 227,087,882
f
National Bank of Canada into JPMorgan Chase & Co., 144A, 8%,
8/16/23 ........................................... United States 2,643,000 282,623,313
f
National Bank of Canada into Truist Financial Corp., 144A, 9%,
10/10/23 .......................................... United States 5,000,000 221,100,888
f
Societe Generale SA into Citigroup, Inc., 144A, 9%, 3/10/23 ..... United States 4,091,000 177,331,399
f
UBS AG into Citigroup, Inc., 144A, 8.5%, 7/19/23 ............. United States 5,007,000 216,978,398
1,802,298,392
Biotechnology 0.3%
f
Goldman Sachs International Bank into AbbVie, Inc., 144A, 9%,
1/25/23 ........................................... United States 1,740,000 232,477,446
Capital Markets 1.5%
f
BNP Paribas Issuance BV into Morgan Stanley, 144A, 8%, 5/22/23 United States 3,050,000 245,236,570
f
Credit Suisse AG into Morgan Stanley, 144A, 10%, 8/08/23 ...... United States 3,240,000 259,054,443
f
J.P. Morgan Structured Products BV into Goldman Sachs Group, Inc.
(The), 144A, 8.5%, 3/09/23 ............................ United States 745,000 225,138,543
f
UBS AG into Charles Schwab Corp. (The), 144A, 10%, 6/16/23 ... United States 3,567,000 239,979,698
969,409,254
Chemicals 0.4%
f
Credit Suisse AG into Air Products and Chemicals, Inc., 144A, 8.5%,
5/15/23 ........................................... United States 1,000,000 235,785,516
Communications Equipment 0.7%
f
Royal Bank of Canada into Cisco Systems, Inc., 144A, 8%, 12/02/22 United States 4,700,000 191,237,731
f
Royal Bank of Canada into Cisco Systems, Inc., 144A, 8%, 9/11/23 United States 5,850,000 242,970,966
434,208,697
Containers & Packaging 0.3%
f
Mizuho Markets Cayman LP into International Paper Co., 144A, 9%,
12/20/22 .......................................... United States 5,376,300 173,302,834
Electric Utilities 0.8%
f
Morgan Stanley Finance II Ltd. into PG&E Corp., 144A, 10%,
11/14/23 .......................................... United States 10,800,000 133,904,714
f
National Bank of Canada into NextEra Energy, Inc., 144A, 8.5%,
12/05/23 .......................................... United States 3,300,000 251,765,023
f
UBS AG into NextEra Energy, Inc., 144A, 8%, 3/17/23 .......... United States 1,695,000 127,598,310
513,268,047

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
e
Equity-Linked Securities
(continued)
Energy Equipment & Services 0.3%
f
Credit Suisse AG into Halliburton Co., 144A, 10%, 11/15/22 ...... United States 7,000,000 $ 175,304,594
Health Care Equipment & Supplies 0.3%
f
Barclays Bank plc into Medtronic plc, 144A, 8%, 3/10/23 ........ United States 2,600,000 217,051,436
Hotels, Restaurants & Leisure 0.2%
f
Societe Generale SA into Las Vegas Sands Corp., 144A, 10.137%,
9/12/23 ........................................... United States 2,843,000 104,567,781
Independent Power and Renewable Electricity Producers 0.5%
f
Goldman Sachs International Bank into NextEra Energy Partners LP,
144A, 10%, 7/05/23 .................................. United States 3,850,000 179,268,614
f
Mizuho Markets Cayman LP into Vistra Corp., 144A, 11%, 11/01/22 United States 7,740,000 157,608,823
336,877,437
Industrial Conglomerates 0.3%
f
Goldman Sachs International Bank into Honeywell International, Inc.,
144A, 8.5%, 4/04/23 ................................. United States 1,335,000 233,124,297
Insurance 1.0%
f
National Bank of Canada into MetLife, Inc., 144A, 8.5%, 12/05/22 . United States 4,240,000 259,112,257
f
Royal Bank of Canada into MetLife, Inc., 144A, 9%, 9/22/23 ..... United States 3,200,000 198,433,563
f
Royal Bank of Canada into MetLife, Inc., 144A, 10%, 5/19/23 .... United States 3,581,000 224,863,009
682,408,829
Interactive Media & Services 0.3%
f
Citigroup Global Markets Holdings, Inc. into Alphabet, Inc., 144A,
9%, 6/22/23 ........................................ United States 115,000 226,345,928
Internet & Direct Marketing Retail 0.7%
f
Citigroup Global Markets Holdings, Inc. into Bristol Myers Squibb
Co., 144A, 8.5%, 12/22/22 ............................. United States 4,400,000 274,277,145
f
Credit Suisse AG into Amazon.com, Inc., 144A, 8%, 2/17/23 ..... United States 91,000 214,481,581
488,758,726
IT Services 0.5%
f
Goldman Sachs International Bank into Twilio, Inc., 144A, 12.5%,
3/03/23 ........................................... United States 923,000 74,516,763
f,g
UBS AG into Fidelity National Information Services, Inc., 144A, 10%,
10/19/23 .......................................... United States 3,200,000 244,130,019
318,646,782
Machinery 0.2%
f
Goldman Sachs International Bank into Cummins, Inc., 144A, 8%,
1/10/23 ........................................... United States 650,000 135,519,216
Media 0.7%
f
Citigroup Global Markets Holdings, Inc. into Comcast Corp., 144A,
8.5%, 6/23/23 ...................................... United States 5,667,000 175,765,038
f
Societe Generale SA into Comcast Corp., 144A, 8%, 4/17/23 .... United States 5,300,000 165,238,996
f
UBS AG into Comcast Corp., 144A, 8.5%, 7/20/23 ............. United States 3,765,000 117,461,486
458,465,520
Metals & Mining 0.3%
f
Citigroup Global Markets Holdings, Inc. into Barrick Gold Corp.,
144A, 9%, 10/13/22 .................................. Canada 3,225,000 51,391,426
f
Citigroup Global Markets Holdings, Inc. into Freeport-McMoRan,
Inc., 144A, 12%, 10/26/22 ............................. United States 6,337,000 178,055,330
229,446,756

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
e
Equity-Linked Securities
(continued)
Oil, Gas & Consumable Fuels 1.1%
f
Merrill Lynch International & Co. CV into Chevron Corp., 144A, 10%,
12/04/23 .......................................... United States 1,650,000 $ 241,077,897
f
Mizuho Markets Cayman LP into Exxon Mobil Corp., 144A, 10%,
2/21/23 ........................................... United States 3,200,000 256,635,015
f
UBS AG into BP plc, 144A, 10%, 6/14/23 .................... United Kingdom 8,460,000 243,091,543
740,804,455
Pharmaceuticals 1.4%
f
BNP Paribas Issuance BV into Bristol-Myers Squibb Co., 144A,
7.5%, 4/18/23 ...................................... United States 3,300,000 238,034,315
f
J.P. Morgan Structured Products BV into Pfizer, Inc., 144A, 9.5%,
2/13/23 ........................................... United States 4,700,000 213,325,729
f
Royal Bank of Canada into Merck & Co., Inc., 144A, 8.5%, 10/17/22 United States 2,976,000 259,292,757
f
Societe Generale SA into Pfizer, Inc., 144A, 8.5%, 6/09/23 ...... United States 4,200,000 190,428,689
901,081,490
Road & Rail 0.4%
f
Merrill Lynch International & Co. CV into Union Pacific Corp., 144A,
Reg S, 9%, 11/01/23 ................................. United States 1,240,000 242,535,176
Semiconductors & Semiconductor Equipment 2.9%
f
Barclays Bank plc into Texas Instruments, Inc., 144A, 9%, 10/10/23 United States 1,600,000 247,996,473
f
BNP Paribas Issuance BV into Broadcom, Inc., 144A, 9%, 8/14/23 United States 530,000 245,260,680
f
Citigroup Global Markets Holdings, Inc. into Intel Corp., 144A, 10%,
9/14/23 ........................................... United States 8,050,000 222,291,016
f
Goldman Sachs International Bank into Intel Corp., 144A, 10%,
4/04/23 ........................................... United States 3,315,000 93,720,142
f
Goldman Sachs International Bank into Texas Instruments, Inc.,
144A, 8.5%, 12/14/22 ................................. United States 1,200,000 188,439,840
f
Merrill Lynch International & Co. CV into Analog Devices, Inc., 144A,
9%, 4/04/23 ........................................ United States 1,551,000 224,232,880
f
Merrill Lynch International & Co. CV into Broadcom, Inc., 144A,
9.5%, 10/13/22 ..................................... United States 550,000 250,757,511
f
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
9%, 10/11/22 ....................................... United States 1,273,500 156,932,568
f
Morgan Stanley Finance II Ltd. into Microchip Technology, Inc.,
144A, 10%, 9/12/23 .................................. United States 2,045,000 129,550,491
f
Royal Bank of Canada into Intel Corp., 144A, 9.5%, 12/22/22 .... United States 4,525,000 120,396,522
1,879,578,123
Software 0.2%
f
Goldman Sachs International Bank into Salesforce, Inc., 144A, 8%,
2/08/23 ........................................... United States 820,000 124,362,265
Technology Hardware, Storage & Peripherals 0.4%
f
Credit Suisse AG into Apple, Inc., 144A, 9%, 7/05/23 ........... United States 1,740,000 240,316,642
Total Equity-Linked Securities (Cost $14,633,128,924) ...........................
12,613,014,020
Convertible Preferred Stocks 1.7%
Capital Markets 0.1%
KKR Group Co., Inc., 6%, C ............................. United States 1,200,000 65,304,000
Electric Utilities 1.4%
American Electric Power Co., Inc., 6.125% .................. United States 2,600,000 128,700,000
NextEra Energy, Inc., 5.279% ............................ United States 7,500,000 373,350,000
NextEra Energy, Inc., 6.219% ............................ United States 7,500,000 364,200,000
PG&E Corp., 5.5% .................................... United States 500,000 57,120,000
923,370,000

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Multi-Utilities 0.1%
NiSource, Inc., 7.75% .................................. United States 1,000,000 $ 100,590,000
Thrifts & Mortgage Finance 0.1%
b
FNMA, 5.375% ....................................... United States 4,240 43,460,000
b
Total Convertible Preferred Stocks (Cost $1,377,081,194) ........................
1,132,724,000
Preferred Stocks 0.0%
†
Thrifts & Mortgage Finance 0.0%
†
b
FNMA, 8.25%, S ...................................... United States 4,000,000 14,720,000
b
Total Preferred Stocks (Cost $93,801,501) ......................................
14,720,000
Principal
Amount
*
Convertible Bonds 0.2%
Airlines 0.1%
JetBlue Airways Corp. , Senior Note , 0.5% , 4/01/26 ............
United States 48,013,000 34,329,295
Hotels, Restaurants & Leisure 0.0%
†
DraftKings Holdings, Inc. , Senior Note , Zero Cpn., 3/15/28 ......
United States 44,358,000 29,073,894
Media 0.1%
DISH Network Corp. , Senior Note , 2.375% , 3/15/24 ............
United States 85,000,000 76,138,750
Real Estate Management & Development 0.0%
†
Redfin Corp. , Senior Note , Zero Cpn., 10/15/25 ...............
United States 22,550,000 13,347,345
Total Convertible Bonds (Cost $178,919,109) ...................................
152,889,284
Corporate Bonds 43.0%
Aerospace & Defense 1.6%
Boeing Co. (The) ,
Senior Bond, 3.2%, 3/01/29 ............................ United States 74,000,000 61,880,313
Senior Bond, 3.625%, 2/01/31 .......................... United States 79,000,000 65,690,074
Senior Note, 2.196%, 2/04/26 .......................... United States 35,000,000 31,091,561
Senior Note, 5.04%, 5/01/27 ........................... United States 110,000,000 106,118,349
Senior Note, 3.25%, 2/01/28 ........................... United States 60,000,000 52,431,886
Senior Note, 5.15%, 5/01/30 ........................... United States 302,000,000 279,719,125
f
Bombardier, Inc. ,
Senior Bond, 144A, 7.5%, 3/15/25 ....................... Canada 65,000,000 63,295,700
Senior Note, 144A, 7.5%, 12/01/24 ...................... Canada 13,600,000 13,529,144
Raytheon Technologies Corp. , Senior Note , 3.125% , 5/04/27 .....
United States 40,000,000 36,745,320
Textron, Inc. , Senior Bond , 3% , 6/01/30 .....................
United States 76,049,000 62,758,481
TransDigm, Inc. ,
Senior Note, 6.375%, 6/15/26 .......................... United States 102,500,000 96,960,644
f
Senior Secured Note, 144A, 8%, 12/15/25 ................. United States 14,989,000 15,224,927
f
Senior Secured Note, 144A, 6.25%, 3/15/26 ............... United States 163,000,000 158,385,470
1,043,830,994
Air Freight & Logistics 0.0%
†
FedEx Corp. , Senior Bond , 2.4% , 5/15/31 ...................
United States 29,000,000 22,624,108
Airlines 0.8%
f
American Airlines Group, Inc. , Senior Note , 144A, 3.75% , 3/01/25 . United States 40,000,000 32,759,200
f
American Airlines Inc/AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 145,000,000 136,421,075
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 50,000,000 43,713,750
f
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 105,775,000 98,658,819

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Airlines (continued)
f
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 95,000,000 $ 93,160,800
f
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 .............. United States 39,212,000 35,064,939
Senior Secured Note, 144A, 4.625%, 4/15/29 .............. United States 96,259,000 79,892,082
519,670,665
Auto Components 0.6%
f
Allison Transmission, Inc. , Senior Bond , 144A, 5.875% , 6/01/29 .. United States 15,000,000 13,598,400
c
American Axle & Manufacturing, Inc. , Senior Note , 5% , 10/01/29 .. United States 45,000,000 34,142,850
Dana, Inc. , Senior Note , 4.25% , 9/01/30 ....................
United States 25,000,000 18,350,035
f
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 95,000,000 68,618,793
Goodyear Tire & Rubber Co. (The) ,
c
Senior Bond, 5%, 5/31/26 ............................. United States 77,000,000 71,454,379
c
Senior Bond, 5.25%, 4/30/31 ........................... United States 52,500,000 42,186,202
c
Senior Note, 4.875%, 3/15/27 .......................... United States 34,757,000 30,810,690
Senior Note, 5%, 7/15/29 ............................. United States 130,000,000 106,356,250
Senior Note, 5.25%, 7/15/31 ........................... United States 45,500,000 36,455,738
f
Tenneco, Inc. , Senior Secured Note , 144A, 5.125% , 4/15/29 ..... United States 6,817,000 6,762,711
428,736,048
Automobiles 0.6%
Ford Motor Co. ,
Senior Bond, 3.25%, 2/12/32 ........................... United States 107,500,000 77,620,912
Senior Bond, 6.1%, 8/19/32 ............................ United States 92,000,000 81,263,600
c
Senior Note, 4.346%, 12/08/26 ......................... United States 145,000,000 133,255,000
General Motors Co. ,
Senior Bond, 5%, 10/01/28 ............................ United States 25,000,000 23,026,570
Senior Bond, 5.6%, 10/15/32 ........................... United States 15,000,000 13,408,875
Senior Bond, 5.15%, 4/01/38 ........................... United States 105,000,000 84,698,800
413,273,757
Banks 2.5%
Bank of America Corp. ,
h
AA, Junior Sub. Bond, 6.1% to 3/16/25, FRN thereafter, Perpetual United States 70,000,000 67,151,350
h
X, Junior Sub. Bond, 6.25% to 9/04/24, FRN thereafter, Perpetual United States 55,000,000 53,281,250
Senior Bond, 3.419% to 12/19/27, FRN thereafter, 12/20/28 ... United States 155,000,000 137,828,361
Senior Note, 3.004% to 12/19/22, FRN thereafter, 12/20/23 .... United States 40,000,000 39,792,501
Barclays plc ,
Senior Bond, 2.645% to 6/23/30, FRN thereafter, 6/24/31 ..... United Kingdom 21,000,000 15,701,356
c
Senior Bond, 5.746% to 8/08/32, FRN thereafter, 8/09/33 ..... United Kingdom 100,000,000 90,978,602
Senior Note, 3.65%, 3/16/25 ........................... United Kingdom 50,000,000 47,335,757
Senior Note, 3.932% to 5/06/24, FRN thereafter, 5/07/25 ...... United Kingdom 50,000,000 48,122,019
Senior Note, 4.375%, 1/12/26 .......................... United Kingdom 125,000,000 117,952,253
Senior Note, 5.501% to 8/08/27, FRN thereafter, 8/09/28 ...... United Kingdom 30,000,000 28,154,318
Citigroup, Inc. ,
h
Junior Sub. Bond, 5.95% to 1/29/23, FRN thereafter, Perpetual . United States 118,000,000 116,893,160
c,h
D, Junior Sub. Bond, 5.35% to 5/14/23, FRN thereafter, Perpetual United States 75,000,000 71,250,000
h
M, Junior Sub. Bond, 6.3% to 5/14/24, FRN thereafter, Perpetual United States 105,000,000 98,179,002
Senior Note, 3.07% to 2/23/27, FRN thereafter, 2/24/28 ....... United States 20,000,000 17,848,182
Sub. Bond, 4.125%, 7/25/28 ........................... United States 130,000,000 117,503,080
h
JPMorgan Chase & Co. ,
i
I, Junior Sub. Bond, FRN, 6.276%, (3-month USD LIBOR +
3.47%), Perpetual ................................... United States 115,959,000 115,958,157
c
Q, Junior Sub. Bond, 5.15% to 4/30/23, FRN thereafter, Perpetual United States 60,700,000 58,648,718
c
R, Junior Sub. Bond, 6% to 7/31/23, FRN thereafter, Perpetual . United States 55,000,000 53,762,500

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
h
JPMorgan Chase & Co., (continued)
S, Junior Sub. Bond, 6.75% to 1/31/24, FRN thereafter, Perpetual United States 65,000,000 $ 64,450,821
i
V, Junior Sub. Bond, FRN, 5.597%, (3-month USD LIBOR +
3.32%), Perpetual ................................... United States 108,100,000 108,100,000
X, Junior Sub. Bond, 6.1% to 9/30/24, FRN thereafter, Perpetual United States 20,000,000 19,212,500
KeyBank NA , Sub. Bond , 4.9% , 8/08/32 ....................
United States 15,000,000 13,513,605
Truist Financial Corp. ,
Senior Note, 1.887% to 6/06/28, FRN thereafter, 6/07/29 ...... United States 20,000,000 16,385,062
Sub. Bond, 4.916% to 7/27/32, FRN thereafter, 7/28/33 ....... United States 20,000,000 18,102,076
Wells Fargo & Co. ,
h
S, Junior Sub. Bond, 5.9% to 6/14/24, FRN thereafter, Perpetual United States 70,000,000 63,861,735
Senior Bond, 4.478% to 4/03/30, FRN thereafter, 4/04/31 ..... United States 15,000,000 13,738,367
Senior Note, 3.196% to 6/16/26, FRN thereafter, 6/17/27 ...... United States 46,600,000 42,479,127
1,656,183,859
Beverages 0.0%
†
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 4% , 4/13/28
Belgium 25,000,000 23,787,749
Biotechnology 0.1%
AbbVie, Inc. ,
Senior Note, 3.2%, 5/14/26 ............................ United States 25,000,000 23,399,822
Senior Note, 3.2%, 11/21/29 ........................... United States 65,000,000 56,956,651
80,356,473
Building Products 0.3%
f
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 50,000,000 41,278,093
Carrier Global Corp. ,
Senior Bond, 2.7%, 2/15/31 ............................ United States 22,500,000 18,119,770
Senior Note, 2.722%, 2/15/30 .......................... United States 98,200,000 81,154,760
Johnson Controls International plc / Tyco Fire & Security Finance
SCA , Senior Bond , 4.9% , 12/01/32 ....................... United States 32,500,000 30,784,487
171,337,110
Capital Markets 0.6%
Brookfield Finance, Inc. , Senior Bond , 4.85% , 3/29/29 ..........
Canada 34,444,000 32,251,659
f
Coinbase Global, Inc. ,
Senior Bond, 144A, 3.625%, 10/01/31 .................... United States 60,000,000 33,389,462
c
Senior Note, 144A, 3.375%, 10/01/28 .................... United States 60,000,000 37,649,400
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 2.6%, 2/07/30 ............................ United States 36,250,000 29,282,690
Senior Bond, 2.65% to 10/20/31, FRN thereafter, 10/21/32 .... United States 43,600,000 33,469,610
Senior Note, 3.5%, 4/01/25 ............................ United States 73,000,000 69,809,797
Morgan Stanley ,
Senior Bond, 2.699% to 1/21/30, FRN thereafter, 1/22/31 ..... United States 50,000,000 40,588,622
Senior Bond, 2.239% to 7/20/31, FRN thereafter, 7/21/32 ..... United States 20,482,000 15,407,312
Senior Bond, 2.511% to 10/19/31, FRN thereafter, 10/20/32 .... United States 81,000,000 61,989,100
Senior Note, 1.512% to 7/19/26, FRN thereafter, 7/20/27 ...... United States 25,000,000 21,322,270
375,159,922
Chemicals 0.9%
f
Avient Corp. , Senior Note , 144A, 7.125% , 8/01/30 ............. United States 20,000,000 18,504,300
Celanese US Holdings LLC ,
Senior Bond, 6.379%, 7/15/32 .......................... United States 25,000,000 23,263,857
Senior Note, 6.165%, 7/15/27 .......................... United States 20,000,000 18,953,532
f
Consolidated Energy Finance SA , Senior Note , 144A, 6.5% , 5/15/26 Switzerland 125,000,000 115,949,834

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
f
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ........................... United States 31,500,000 $ 27,472,764
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .......
United States 25,000,000 22,071,347
f
International Flavors & Fragrances, Inc. , Senior Bond , 144A, 2.3% ,
11/01/30 .......................................... United States 114,500,000 88,030,828
Olin Corp. ,
Senior Bond, 5%, 2/01/30 ............................. United States 21,900,000 18,205,470
f
Senior Note, 144A, 9.5%, 6/01/25 ....................... United States 40,000,000 42,939,421
f
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 33,249,000 29,281,016
f
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ..................... United States 119,500,000 92,028,651
Senior Secured Note, 144A, 4.875%, 5/01/28 .............. United States 155,000,000 128,292,725
624,993,745
Commercial Services & Supplies 0.5%
f
ADT Security Corp. (The) , Senior Secured Note , 144A, 4.125% ,
8/01/29 ........................................... United States 30,000,000 24,963,600
f
APX Group, Inc. ,
Senior Note, 144A, 5.75%, 7/15/29 ...................... United States 115,000,000 91,165,100
Senior Secured Note, 144A, 6.75%, 2/15/27 ............... United States 104,000,000 97,283,554
f
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ........ United States 31,000,000 27,676,800
f
GFL Environmental, Inc. , Senior Note , 144A, 4.75% , 6/15/29 ..... Canada 25,000,000 21,098,500
f
Madison IAQ LLC , Senior Secured Note , 144A, 4.125% , 6/30/28 .. United States 31,000,000 24,945,038
f
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 61,589,000 51,875,799
339,008,391
Communications Equipment 1.1%
f
CommScope Technologies LLC ,
Senior Note, 144A, 6%, 6/15/25 ........................ United States 394,600,000 351,166,378
Senior Note, 144A, 5%, 3/15/27 ........................ United States 50,000,000 37,816,750
f
CommScope, Inc. ,
Senior Note, 144A, 8.25%, 3/01/27 ...................... United States 114,000,000 94,361,220
c
Senior Note, 144A, 7.125%, 7/01/28 ..................... United States 125,000,000 96,762,529
Senior Secured Note, 144A, 6%, 3/01/26 .................. United States 170,085,000 156,869,395
736,976,272
Construction & Engineering 0.1%
Quanta Services, Inc. , Senior Bond , 2.9% , 10/01/30 ...........
United States 89,287,000 71,495,343
Consumer Finance 2.1%
Capital One Financial Corp. ,
Senior Bond, 3.8%, 1/31/28 ............................ United States 47,300,000 42,821,058
Senior Note, 4.985% to 7/23/25, FRN thereafter, 7/24/26 ...... United States 40,000,000 39,127,500
Senior Note, 4.927% to 5/09/27, FRN thereafter, 5/10/28 ...... United States 109,182,733 104,129,197
Senior Note, 5.247% to 7/25/29, FRN thereafter, 7/26/30 ...... United States 20,000,000 18,645,131
Sub. Note, 4.2%, 10/29/25 ............................ United States 113,000,000 108,771,921
Sub. Note, 3.75%, 7/28/26 ............................ United States 100,200,000 92,763,860
Ford Motor Credit Co. LLC ,
Senior Note, 2.3%, 2/10/25 ............................ United States 25,000,000 22,185,432
Senior Note, 5.125%, 6/16/25 .......................... United States 110,000,000 103,974,750
c
Senior Note, 4.134%, 8/04/25 .......................... United States 149,650,000 136,023,619
Senior Note, 3.375%, 11/13/25 ......................... United States 32,000,000 28,318,297
Senior Note, 2.7%, 8/10/26 ............................ United States 50,000,000 41,532,000
Senior Note, 4.95%, 5/28/27 ........................... United States 115,000,000 102,916,950
Senior Note, 5.113%, 5/03/29 .......................... United States 100,000,000 87,001,500

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
General Motors Financial Co., Inc. ,
Senior Bond, 4.35%, 1/17/27 ........................... United States 40,000,000 $ 37,128,326
Senior Bond, 3.6%, 6/21/30 ............................ United States 37,720,000 30,598,412
Senior Bond, 3.1%, 1/12/32 ............................ United States 80,000,000 60,445,118
Senior Note, 4.15%, 6/19/23 ........................... United States 75,000,000 74,662,261
Senior Note, 5%, 4/09/27 ............................. United States 50,000,000 47,457,481
Senior Note, 2.4%, 4/10/28 ............................ United States 35,000,000 28,041,478
Senior Note, 4.3%, 4/06/29 ............................ United States 69,000,000 60,043,466
John Deere Capital Corp. , Senior Bond , 4.35% , 9/15/32 ........
United States 25,000,000 23,776,551
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ......................... United States 42,100,000 32,695,912
Senior Note, 6.625%, 1/15/28 .......................... United States 26,000,000 22,368,190
Senior Note, 4%, 9/15/30 ............................. United States 59,675,000 41,970,323
1,387,398,733
Containers & Packaging 1.3%
f,j
ARD Finance SA , Senior Secured Note , 144A, PIK, 6.5% , 6/30/27 . Luxembourg 25,144,215 17,267,287
f
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 187,440,000 117,687,016
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 25,669,000 24,047,232
Senior Secured Note, 144A, 4.125%, 8/15/26 .............. United States 50,000,000 41,690,750
f
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 362,500,000 319,393,312
Senior Secured Note, 144A, 5.5%, 4/15/24 ................ United States 277,000,000 263,576,580
f
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 70,000,000 58,827,825
842,490,002
Diversified Financial Services 0.6%
f
MPH Acquisition Holdings LLC ,
c
Senior Note, 144A, 5.75%, 11/01/28 ..................... United States 270,000,000 203,312,700
Senior Secured Note, 144A, 5.5%, 9/01/28 ................ United States 130,850,000 108,197,248
f
Woodside Finance Ltd. , Senior Bond , 144A, 4.5% , 3/04/29 ...... Australia 100,000,000 91,542,838
403,052,786
Diversified Telecommunication Services 0.5%
f
Altice France SA , Senior Secured Note , 144A, 5.5% , 10/15/29 ... France 25,000,000 18,872,597
f
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.5%, 5/01/26 ....................... United States 20,002,000 18,980,998
Senior Bond, 144A, 5.125%, 5/01/27 ..................... United States 130,000,000 117,538,200
Senior Bond, 144A, 5%, 2/01/28 ........................ United States 105,000,000 90,716,325
f
Iliad Holding SASU , Senior Secured Note , 144A, 6.5% , 10/15/26 .. France 40,000,000 35,042,200
Verizon Communications, Inc. , Senior Bond , 4.016% , 12/03/29 ...
United States 50,000,000 45,440,531
326,590,851
Electric Utilities 0.8%
NextEra Energy Capital Holdings, Inc. , Senior Note , 1.875% , 1/15/27
United States 65,000,000 56,493,546
f
NRG Energy, Inc. ,
Senior Bond, 144A, 3.625%, 2/15/31 ..................... United States 57,000,000 44,582,550
Senior Note, 144A, 3.375%, 2/15/29 ..................... United States 20,000,000 16,221,400
Pacific Gas and Electric Co. ,
Senior Bond, 4.55%, 7/01/30 ........................... United States 80,000,000 68,648,185
Senior Note, 3.15%, 1/01/26 ........................... United States 78,000,000 70,156,726
PG&E Corp. , Senior Secured Note , 5% , 7/01/28 ..............
United States 50,264,000 43,346,237
f
Vistra Operations Co. LLC ,
Senior Note, 144A, 5.5%, 9/01/26 ....................... United States 45,000,000 41,798,025
Senior Note, 144A, 5%, 7/31/27 ........................ United States 49,500,000 44,821,507

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
f
Vistra Operations Co. LLC, (continued)
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 120,000,000 $ 100,078,800
Senior Secured Note, 144A, 3.55%, 7/15/24 ............... United States 25,000,000 23,840,461
Senior Secured Note, 144A, 3.7%, 1/30/27 ................ United States 18,000,000 15,965,706
525,953,143
Electrical Equipment 0.0%
†
f
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 20,668,000 16,669,052
Electronic Equipment, Instruments & Components 0.1%
Flex Ltd. , Senior Note , 4.75% , 6/15/25 .....................
United States 45,000,000 44,011,697
Teledyne Technologies, Inc. , Senior Bond , 2.75% , 4/01/31 .......
United States 17,500,000 13,826,761
57,838,458
Energy Equipment & Services 0.6%
f
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 16,000,000 13,952,865
f
Weatherford International Ltd. ,
Senior Note, 144A, 11%, 12/01/24 ....................... United States 58,649,000 59,761,572
Senior Note, 144A, 8.625%, 4/30/30 ..................... United States 250,000,000 218,287,197
Senior Secured Note, 144A, 6.5%, 9/15/28 ................ United States 80,000,000 72,112,000
364,113,634
Entertainment 0.6%
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 100,000,000 94,564,505
Senior Bond, 4.875%, 4/15/28 .......................... United States 69,300,000 65,012,062
Senior Bond, 5.875%, 11/15/28 ......................... United States 50,000,000 48,914,000
f
ROBLOX Corp. , Senior Note , 144A, 3.875% , 5/01/30 .......... United States 107,000,000 87,291,135
f
Warnermedia Holdings, Inc. ,
Senior Bond, 144A, 4.279%, 3/15/32 ..................... United States 60,000,000 49,438,098
Senior Note, 144A, 3.755%, 3/15/27 ..................... United States 45,000,000 40,317,675
385,537,475
Equity Real Estate Investment Trusts (REITs) 1.1%
American Tower Corp. ,
Senior Bond, 3.375%, 10/15/26 ......................... United States 30,000,000 27,451,415
Senior Bond, 3.55%, 7/15/27 ........................... United States 40,000,000 36,170,251
Senior Bond, 3.95%, 3/15/29 ........................... United States 20,000,000 17,862,151
Senior Bond, 2.9%, 1/15/30 ............................ United States 15,000,000 12,348,941
Senior Note, 1.6%, 4/15/26 ............................ United States 15,000,000 13,091,797
Senior Note, 4.05%, 3/15/32 ........................... United States 40,000,000 34,527,878
Crown Castle, Inc. ,
Senior Bond, 3.3%, 7/01/30 ............................ United States 64,583,000 54,164,617
Senior Bond, 2.1%, 4/01/31 ............................ United States 33,500,000 25,157,681
Senior Bond, 2.5%, 7/15/31 ............................ United States 25,000,000 19,300,241
f
Iron Mountain, Inc. , Senior Note , 144A, 4.875% , 9/15/27 ........ United States 88,500,000 79,428,750
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5.25%, 8/01/26 ........................... United States 30,000,000 27,505,866
Senior Bond, 5%, 10/15/27 ............................ United States 143,000,000 123,815,120
Senior Bond, 4.625%, 8/01/29 .......................... United States 33,000,000 26,599,155
Senior Bond, 3.5%, 3/15/31 ............................ United States 55,177,000 38,533,134
Service Properties Trust ,
Senior Bond, 4.5%, 6/15/23 ............................ United States 69,068,000 67,507,408
Senior Note, 4.35%, 10/01/24 .......................... United States 32,445,000 28,766,224
VICI Properties LP ,
Senior Bond, 5.125%, 5/15/32 .......................... United States 40,000,000 35,544,588
Senior Note, 4.95%, 2/15/30 ........................... United States 30,000,000 27,175,050

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Equity Real Estate Investment Trusts (REITs) (continued)
f
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 4.25% ,
12/01/26 .......................................... United States 43,260,000 $ 39,102,669
734,052,936
Food Products 0.4%
f
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ....... United States 35,000,000 33,388,950
f
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Bond, 144A, 5.75%, 4/01/33 ...................... United States 60,000,000 54,338,400
Senior Note, 144A, 5.125%, 2/01/28 ..................... United States 20,000,000 18,782,900
f
Lamb Weston Holdings, Inc. , Senior Note , 144A, 4.125% , 1/31/30 . United States 24,500,000 20,773,918
f
Post Holdings, Inc. ,
Senior Bond, 144A, 5.625%, 1/15/28 ..................... United States 59,800,000 54,691,286
Senior Bond, 144A, 5.5%, 12/15/29 ...................... United States 10,000,000 8,660,222
Senior Bond, 144A, 4.5%, 9/15/31 ....................... United States 55,400,000 44,711,955
235,347,631
Health Care Equipment & Supplies 0.7%
f
Avantor Funding, Inc. , Senior Note , 144A, 3.875% , 11/01/29 ..... United States 55,000,000 44,779,075
DENTSPLY SIRONA, Inc. , Senior Bond , 3.25% , 6/01/30 ........
United States 51,249,000 39,645,620
f
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 273,000,000 206,641,890
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 197,500,000 158,660,637
449,727,222
Health Care Providers & Services 5.8%
Centene Corp. , Senior Note , 4.625% , 12/15/29 ...............
United States 60,500,000 54,507,172
f
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 834,000,000 404,692,045
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 620,000,000 293,725,000
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 565,000,000 259,637,275
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 460,065,000 399,086,757
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 295,500,000 227,895,510
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 382,000,000 303,103,630
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 289,000,000 213,064,296
Senior Secured Note, 144A, 5.25%, 5/15/30 ............... United States 188,000,000 131,322,700
CVS Health Corp. ,
Senior Bond, 4.3%, 3/25/28 ............................ United States 125,000,000 118,114,827
Senior Bond, 1.875%, 2/28/31 .......................... United States 70,000,000 53,443,221
Senior Bond, 5.05%, 3/25/48 ........................... United States 40,000,000 35,320,150
f
DaVita, Inc. ,
Senior Bond, 144A, 3.75%, 2/15/31 ...................... United States 143,855,000 102,834,027
Senior Note, 144A, 4.625%, 6/01/30 ..................... United States 287,822,000 223,408,876
f
Fresenius Medical Care US Finance III, Inc. ,
Senior Bond, 144A, 2.375%, 2/16/31 ..................... Germany 20,000,000 14,562,858
Senior Bond, 144A, 3%, 12/01/31 ....................... Germany 30,941,000 22,967,621
HCA, Inc. ,
Senior Bond, 5.625%, 9/01/28 .......................... United States 80,000,000 76,368,494
Senior Note, 5%, 3/15/24 ............................. United States 114,800,000 114,119,387
Tenet Healthcare Corp. ,
f
Secured Note, 144A, 6.25%, 2/01/27 ..................... United States 80,181,000 75,008,123
Senior Bond, 6.875%, 11/15/31 ......................... United States 55,258,000 49,206,696
f
Senior Note, 144A, 6.125%, 10/01/28 .................... United States 276,155,000 242,382,293
Senior Secured Note, 4.625%, 7/15/24 ................... United States 10,000,000 9,680,950
f
Senior Secured Note, 144A, 4.875%, 1/01/26 .............. United States 30,000,000 27,917,850
f
Senior Secured Note, 144A, 5.125%, 11/01/27 ............. United States 18,000,000 16,188,975
f
Senior Secured Note, 144A, 4.625%, 6/15/28 .............. United States 10,000,000 8,751,065
f
Senior Secured Note, 144A, 4.25%, 6/01/29 ............... United States 38,000,000 31,518,910

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
Tenet Healthcare Corp., (continued)
f
Senior Secured Note, 144A, 4.375%, 1/15/30 .............. United States 42,000,000 $ 35,148,120
f
Senior Secured Note, 144A, 6.125%, 6/15/30 .............. United States 288,000,000 264,564,000
3,808,540,828
Health Care Technology 0.2%
f
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ..... United States 42,000,000 33,282,900
f,j
Multiplan Corp. , Senior Note , 144A, PIK, 6% , 10/15/27 ......... United States 185,000,000 127,650,000
160,932,900
Hotels, Restaurants & Leisure 2.1%
f
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ........ United States 25,000,000 20,282,000
f
Brinker International, Inc. , Senior Note , 144A, 5% , 10/01/24 ..... United States 30,000,000 28,877,631
f
Caesars Entertainment, Inc. ,
Senior Note, 144A, 8.125%, 7/01/27 ..................... United States 35,000,000 33,509,350
Senior Note, 144A, 4.625%, 10/15/29 .................... United States 85,000,000 65,155,692
Senior Secured Note, 144A, 6.25%, 7/01/25 ............... United States 110,000,000 106,196,200
f
Carnival Corp. ,
c
Senior Note, 144A, 7.625%, 3/01/26 ..................... United States 45,000,000 34,268,175
Senior Note, 144A, 5.75%, 3/01/27 ...................... United States 73,000,000 51,302,575
Senior Note, 144A, 10.5%, 6/01/30 ...................... United States 50,000,000 40,087,000
f
Everi Holdings, Inc. , Senior Note , 144A, 5% , 7/15/29 ........... United States 20,000,000 16,436,280
Expedia Group, Inc. ,
Senior Bond, 3.8%, 2/15/28 ............................ United States 57,000,000 50,702,127
Senior Note, 3.25%, 2/15/30 ........................... United States 56,000,000 45,490,258
f
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note, 144A, 6.75%, 1/15/30 ...................... United States 100,000,000 76,188,000
Senior Secured Note, 144A, 4.625%, 1/15/29 .............. United States 130,000,000 107,783,000
Marriott International, Inc. , Senior Note , 5% , 10/15/27 ..........
United States 25,000,000 24,183,549
McDonald's Corp. , Senior Bond , 4.6% , 9/09/32 ...............
United States 40,000,000 38,246,053
f
Penn Entertainment, Inc. ,
Senior Note, 144A, 5.625%, 1/15/27 ..................... United States 20,000,000 17,722,660
Senior Note, 144A, 4.125%, 7/01/29 ..................... United States 65,000,000 49,839,409
f
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. ,
Senior Bond, 144A, 5.5%, 3/01/25 ....................... United States 307,000,000 287,867,760
Senior Note, 144A, 4.25%, 5/30/23 ...................... United States 131,000,000 128,522,790
c
Senior Note, 144A, 5.25%, 5/15/27 ...................... United States 144,222,000 127,258,608
Yum! Brands, Inc. , Senior Bond , 5.375% , 4/01/32 .............
United States 42,500,000 37,771,599
1,387,690,716
Household Durables 0.1%
KB Home , Senior Note , 7.25% , 7/15/30 .....................
United States 23,800,000 21,628,250
f
Shea Homes LP / Shea Homes Funding Corp. ,
Senior Note, 144A, 4.75%, 2/15/28 ...................... United States 33,130,000 27,035,240
Senior Note, 144A, 4.75%, 4/01/29 ...................... United States 42,345,000 33,031,849
81,695,339
Household Products 0.1%
f
Energizer Holdings, Inc. ,
Senior Note, 144A, 6.5%, 12/31/27 ...................... United States 20,000,000 17,793,600
Senior Note, 144A, 4.75%, 6/15/28 ...................... United States 20,000,000 15,872,900
Senior Note, 144A, 4.375%, 3/31/29 ..................... United States 20,000,000 14,881,597
48,548,097
Independent Power and Renewable Electricity Producers 0.4%
f
Calpine Corp. ,
c
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 115,000,000 99,008,275

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
f
Calpine Corp., (continued)
Senior Secured Bond, 144A, 5.25%, 6/01/26 ............... United States 4,946,000 $ 4,668,702
Senior Secured Note, 144A, 4.5%, 2/15/28 ................ United States 41,000,000 36,210,380
f,h
Vistra Corp. ,
Junior Sub. Bond, 144A, 8% to 10/14/26, FRN thereafter,
Perpetual ......................................... United States 7,000,000 6,447,994
Junior Sub. Bond, 144A, 7% to 12/14/26, FRN thereafter,
Perpetual ......................................... United States 100,000,000 87,525,500
233,860,851
Industrial Conglomerates 0.1%
3M Co. ,
Senior Bond, 3.375%, 3/01/29 .......................... United States 20,000,000 17,752,900
Senior Bond, 2.375%, 8/26/29 .......................... United States 30,000,000 24,624,615
42,377,515
Insurance 0.1%
Lincoln National Corp. ,
Senior Bond, 3.4%, 1/15/31 ............................ United States 15,000,000 12,551,902
Senior Bond, 3.4%, 3/01/32 ............................ United States 20,572,000 16,879,557
Prudential Financial, Inc. , Junior Sub. Bond , 5.7% to 9/14/28, FRN
thereafter , 9/15/48 ................................... United States 65,000,000 60,779,875
90,211,334
Interactive Media & Services 0.1%
f
Meta Platforms, Inc. , Senior Bond , 144A, 3.85% , 8/15/32 ....... United States 65,000,000 57,203,106
f
ZipRecruiter, Inc. , Senior Note , 144A, 5% , 1/15/30 ............. United States 45,000,000 36,425,250
93,628,356
Internet & Direct Marketing Retail 0.1%
f
Match Group Holdings II LLC ,
Senior Bond, 144A, 4.125%, 8/01/30 ..................... United States 45,000,000 37,019,025
Senior Note, 144A, 3.625%, 10/01/31 .................... United States 33,730,000 25,514,215
62,533,240
IT Services 0.2%
Fidelity National Information Services, Inc. , Senior Bond , 5.1% ,
7/15/32 ........................................... United States 15,000,000 14,115,509
Fiserv, Inc. ,
Senior Bond, 3.5%, 7/01/29 ............................ United States 40,000,000 34,842,294
Senior Bond, 2.65%, 6/01/30 ........................... United States 23,000,000 18,670,164
Twilio, Inc. ,
Senior Bond, 3.875%, 3/15/31 .......................... United States 46,500,000 36,598,848
Senior Note, 3.625%, 3/15/29 .......................... United States 45,000,000 36,403,425
140,630,240
Machinery 0.2%
Parker-Hannifin Corp. , Senior Bond , 3.25% , 6/14/29 ...........
United States 43,000,000 37,922,194
f
Roller Bearing Co. of America, Inc. , Senior Note , 144A, 4.375% ,
10/15/29 .......................................... United States 35,000,000 29,565,900
c,f
TK Elevator U.S. Newco, Inc. , Senior Secured Note , 144A, 5.25% ,
7/15/27 ........................................... Germany 43,000,000 36,662,015
104,150,109
Media 2.9%
f
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 129,000,000 97,614,945

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
f
Clear Channel Outdoor Holdings, Inc., (continued)
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 140,000,000 $ 101,721,900
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 65,000,000 55,014,516
CSC Holdings LLC ,
Senior Bond, 5.25%, 6/01/24 ........................... United States 40,026,000 37,079,286
f
Senior Bond, 144A, 5.5%, 4/15/27 ....................... United States 232,900,000 205,360,739
f
Senior Bond, 144A, 4.5%, 11/15/31 ...................... United States 85,000,000 63,988,000
f
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 84,500,000 73,039,688
DISH DBS Corp. ,
Senior Note, 5%, 3/15/23 ............................. United States 420,000,000 412,398,000
Senior Note, 5.875%, 11/15/24 ......................... United States 255,000,000 227,948,325
Senior Note, 7.75%, 7/01/26 ........................... United States 134,320,000 103,229,621
Senior Note, 7.375%, 7/01/28 .......................... United States 12,500,000 8,432,575
f
Senior Secured Note, 144A, 5.25%, 12/01/26 .............. United States 100,000,000 82,112,186
f
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 42,000,000 35,812,980
f
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ....... United States 60,000,000 49,462,500
f
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 300,000,000 285,268,500
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 70,000,000 66,216,325
Senior Secured Note, 144A, 7.375%, 6/30/30 .............. United States 20,000,000 19,131,000
1,923,831,086
Metals & Mining 1.3%
f
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 . United States 75,122,000 63,155,046
c
ArcelorMittal SA , Senior Bond , 4.25% , 7/16/29 ............... Luxembourg 35,300,000 31,634,304
f
Cleveland-Cliffs, Inc. ,
c
Senior Bond, 144A, 4.875%, 3/01/31 ..................... United States 30,000,000 24,824,850
Senior Secured Note, 144A, 6.75%, 3/15/26 ............... United States 50,000,000 49,243,750
f
First Quantum Minerals Ltd. ,
Senior Note, 144A, 6.5%, 3/01/24 ....................... Zambia 35,129,000 34,469,629
Senior Note, 144A, 7.5%, 4/01/25 ....................... Zambia 120,000,000 115,654,200
f
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond, 144A, 4.375%, 4/01/31 ..................... Australia 145,000,000 111,651,164
Senior Bond, 144A, 6.125%, 4/15/32 ..................... Australia 45,000,000 38,734,200
Senior Note, 144A, 5.125%, 5/15/24 ..................... Australia 114,540,000 112,286,998
Senior Note, 144A, 5.875%, 4/15/30 ..................... Australia 42,000,000 36,593,964
Freeport-McMoRan, Inc. ,
Senior Bond, 5.25%, 9/01/29 ........................... United States 30,000,000 27,944,250
Senior Bond, 4.625%, 8/01/30 .......................... United States 36,000,000 31,618,758
Senior Note, 3.875%, 3/15/23 .......................... United States 62,636,000 62,334,408
c,f
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 ...... Australia 100,000,000 76,617,112
f
Mineral Resources Ltd. ,
Senior Note, 144A, 8%, 11/01/27 ........................ Australia 20,000,000 19,284,000
Senior Note, 144A, 8.5%, 5/01/30 ....................... Australia 25,000,000 24,214,750
860,261,383
Multiline Retail 0.1%
Target Corp. , Senior Bond , 4.5% , 9/15/32 ...................
United States 50,000,000 47,714,557
Multi-Utilities 0.2%
Dominion Energy, Inc. ,
A, Senior Note, 4.35%, 8/15/32 ......................... United States 20,000,000 18,118,070
C, Senior Note, 3.375%, 4/01/30 ........................ United States 30,000,000 25,844,741
NiSource, Inc. , Senior Bond , 3.6% , 5/01/30 ..................
United States 33,750,000 29,488,526

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Multi-Utilities (continued)
Southern Co. Gas Capital Corp. , Senior Bond , 5.15% , 9/15/32 ...
United States 40,000,000 $ 38,290,236
111,741,573
Oil, Gas & Consumable Fuels 1.6%
BP Capital Markets America, Inc. ,
Senior Bond, 3.633%, 4/06/30 .......................... United States 15,000,000 13,491,429
Senior Bond, 2.721%, 1/12/32 .......................... United States 15,000,000 12,199,419
f
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 11%, 4/15/25 ........................ United States 260,000,000 266,598,800
Senior Note, 144A, 8.125%, 1/15/27 ..................... United States 95,000,000 87,726,800
Senior Secured Note, 144A, 9.25%, 7/15/24 ............... United States 111,402,000 114,297,993
Cheniere Corpus Christi Holdings LLC ,
Senior Secured Note, 5.125%, 6/30/27 ................... United States 18,000,000 17,450,009
Senior Secured Note, 3.7%, 11/15/29 .................... United States 97,245,000 84,470,341
Chevron Corp. , Senior Bond , 2.236% , 5/11/30 ................
United States 20,000,000 16,728,253
f
CITGO Petroleum Corp. ,
Senior Secured Note, 144A, 7%, 6/15/25 .................. United States 23,324,000 22,324,334
Senior Secured Note, 144A, 6.375%, 6/15/26 .............. United States 30,000,000 28,073,901
f
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A, 6% ,
4/15/30 ........................................... United States 32,000,000 27,960,371
f
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ........ United States 50,000,000 45,888,200
Occidental Petroleum Corp. ,
Senior Note, 8%, 7/15/25 ............................. United States 50,000,000 53,070,000
Senior Note, 5.5%, 12/01/25 ........................... United States 30,000,000 30,186,750
Senior Note, 6.375%, 9/01/28 .......................... United States 60,000,000 59,891,400
Senior Note, 6.625%, 9/01/30 .......................... United States 40,000,000 40,695,800
Senior Note, 6.125%, 1/01/31 .......................... United States 30,000,000 29,622,900
Williams Cos., Inc. (The) ,
Senior Bond, 3.5%, 11/15/30 ........................... United States 17,575,000 14,948,950
Senior Bond, 4.65%, 8/15/32 ........................... United States 70,000,000 63,585,916
1,029,211,566
Personal Products 0.1%
c,f
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ......... United States 30,000,000 27,505,500
f
GSK Consumer Healthcare Capital US LLC , Senior Bond , 144A,
3.625% , 3/24/32 ..................................... United States 55,043,000 46,754,459
74,259,959
Pharmaceuticals 3.4%
f
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 495,060,000 493,822,350
f
Bausch Health Cos., Inc. ,
Secured Note, 144A, 14%, 10/15/30 ..................... United States 174,340,000 95,887,000
Senior Secured Note, 144A, 5.5%, 11/01/25 ............... United States 244,000,000 194,220,872
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 224,500,000 155,982,600
Senior Secured Note, 144A, 5.75%, 8/15/27 ............... United States 53,850,000 36,763,506
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 45,000,000 29,087,100
Senior Secured Note, 144A, 11%, 9/30/28 ................. United States 878,680,000 711,730,800
f
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 65,000,000 62,261,572
Bristol-Myers Squibb Co. , Senior Note , 3.9% , 2/20/28 ..........
United States 30,000,000 28,613,126
f,k
Endo Dac / Endo Finance LLC / Endo Finco, Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 87,160,000 13,074,000
Senior Secured Note, 144A, 5.875%, 10/15/24 ............. United States 47,500,000 39,083,055
f,k
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 66,355,000 52,483,228
f,k
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 193,401,000 153,246,870
Royalty Pharma plc ,
Senior Bond, 2.15%, 9/02/31 ........................... United States 25,800,000 19,030,961

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Royalty Pharma plc, (continued)
Senior Note, 2.2%, 9/02/30 ............................ United States 55,000,000 $ 41,976,693
Utah Acquisition Sub, Inc. , Senior Note , 3.95% , 6/15/26 .........
United States 150,500,000 137,386,422
2,264,650,155
Road & Rail 0.2%
f
Ashtead Capital, Inc. ,
Senior Bond, 144A, 5.5%, 8/11/32 ....................... United Kingdom 25,000,000 23,243,280
Senior Note, 144A, 4.375%, 8/15/27 ..................... United Kingdom 34,500,000 31,721,887
Union Pacific Corp. , Senior Bond , 4.5% , 1/20/33 ..............
United States 55,000,000 52,271,723
107,236,890
Semiconductors & Semiconductor Equipment 0.7%
Broadcom, Inc. ,
Senior Bond, 4.3%, 11/15/32 ........................... United States 30,000,000 25,242,523
f
Senior Bond, 144A, 2.45%, 2/15/31 ...................... United States 100,000,000 75,503,762
f
Senior Bond, 144A, 4.15%, 4/15/32 ...................... United States 85,000,000 71,268,447
f
Senior Bond, 144A, 3.469%, 4/15/34 ..................... United States 21,000,000 15,793,688
f
Senior Note, 144A, 4%, 4/15/29 ........................ United States 73,307,000 64,675,816
Microchip Technology, Inc. , Senior Secured Note , 4.333% , 6/01/23
United States 69,000,000 68,690,899
Micron Technology, Inc. ,
Senior Bond, 5.327%, 2/06/29 .......................... United States 12,000,000 11,360,266
Senior Bond, 4.663%, 2/15/30 .......................... United States 24,000,000 21,326,353
NXP BV / NXP Funding LLC , Senior Note , 5.55% , 12/01/28 ......
China 20,000,000 19,339,753
NXP BV / NXP Funding LLC / NXP USA, Inc. ,
Senior Note, 3.4%, 5/01/30 ............................ China 16,200,000 13,524,361
Senior Note, 2.5%, 5/11/31 ............................ China 35,000,000 26,355,566
f
Qorvo, Inc. , Senior Bond , 144A, 3.375% , 4/01/31 ............. United States 30,800,000 23,113,860
436,195,294
Software 0.7%
Autodesk, Inc. , Senior Bond , 2.85% , 1/15/30 .................
United States 20,000,000 16,807,187
f
Condor Merger Sub, Inc. , Senior Note , 144A, 7.375% , 2/15/30 ... United States 72,875,000 59,718,876
Oracle Corp. ,
Senior Bond, 2.95%, 4/01/30 ........................... United States 44,000,000 35,518,256
Senior Bond, 3.25%, 5/15/30 ........................... United States 21,960,000 18,193,327
Senior Bond, 2.875%, 3/25/31 .......................... United States 101,000,000 79,773,536
Senior Note, 2.3%, 3/25/28 ............................ United States 50,000,000 41,840,724
f
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 75,000,000 55,653,000
Roper Technologies, Inc. ,
Senior Bond, 2%, 6/30/30 ............................. United States 30,303,000 23,240,940
Senior Bond, 1.75%, 2/15/31 ........................... United States 20,000,000 14,773,973
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ..................
United States 170,000,000 147,754,478
493,274,297
Specialty Retail 0.9%
AutoNation, Inc. ,
Senior Bond, 4.75%, 6/01/30 ........................... United States 25,000,000 22,017,505
Senior Bond, 2.4%, 8/01/31 ............................ United States 44,451,000 31,600,212
Senior Bond, 3.85%, 3/01/32 ........................... United States 27,953,000 22,127,153
Senior Note, 1.95%, 8/01/28 ........................... United States 44,000,000 34,648,502
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .......
United States 50,000,000 41,889,750
f
Carvana Co. ,
c
Senior Note, 144A, 5.625%, 10/01/25 .................... United States 40,000,000 28,200,000
Senior Note, 144A, 10.25%, 5/01/30 ..................... United States 200,000,000 133,865,000

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail (continued)
f
Gap, Inc. (The) ,
Senior Bond, 144A, 3.875%, 10/01/31 .................... United States 37,000,000 $ 23,604,576
Senior Note, 144A, 3.625%, 10/01/29 .................... United States 15,000,000 9,773,775
Home Depot, Inc. (The) , Senior Note , 4.5% , 9/15/32 ...........
United States 45,000,000 43,056,901
Lowe's Cos., Inc. ,
Senior Bond, 3.65%, 4/05/29 ........................... United States 20,000,000 18,042,053
Senior Bond, 4.5%, 4/15/30 ............................ United States 35,000,000 32,773,031
Senior Bond, 3.75%, 4/01/32 ........................... United States 10,000,000 8,663,413
Senior Bond, 5%, 4/15/33 ............................. United States 98,000,000 92,663,871
Senior Note, 1.7%, 10/15/30 ........................... United States 15,000,000 11,332,762
f
Michaels Cos., Inc. (The) , Senior Secured Note , 144A, 5.25% ,
5/01/28 ........................................... United States 60,000,000 42,246,900
596,505,404
Technology Hardware, Storage & Peripherals 0.5%
Dell International LLC / EMC Corp. , Senior Note , 5.3% , 10/01/29 ..
United States 55,000,000 51,320,112
HP, Inc. ,
Senior Bond, 4.2%, 4/15/32 ............................ United States 48,960,000 39,862,978
Senior Bond, 5.5%, 1/15/33 ............................ United States 50,000,000 44,437,142
Senior Note, 4%, 4/15/29 ............................. United States 150,309,000 131,881,978
Senior Note, 2.65%, 6/17/31 ........................... United States 30,000,000 22,058,467
Seagate HDD Cayman , Senior Bond , 3.375% , 7/15/31 .........
United States 15,900,000 11,136,921
300,697,598
Tobacco 0.4%
BAT Capital Corp. ,
Senior Note, 3.222%, 8/15/24 .......................... United Kingdom 78,500,000 75,602,434
Senior Note, 3.557%, 8/15/27 .......................... United Kingdom 215,000,000 189,093,616
264,696,050
Trading Companies & Distributors 0.5%
United Rentals North America, Inc. ,
Secured Note, 3.875%, 11/15/27 ........................ United States 39,000,000 34,979,490
Senior Bond, 4.875%, 1/15/28 .......................... United States 110,000,000 101,094,950
Senior Bond, 4%, 7/15/30 ............................. United States 61,623,000 50,993,649
Senior Bond, 3.875%, 2/15/31 .......................... United States 80,535,000 65,667,433
Senior Bond, 3.75%, 1/15/32 ........................... United States 31,000,000 24,401,495
f
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ... United States 30,000,000 30,064,500
307,201,517
Wireless Telecommunication Services 1.5%
Sprint Communications LLC , Senior Note , 6% , 11/15/22 ........
United States 347,700,000 348,047,700
Sprint Corp. ,
Senior Note, 7.875%, 9/15/23 .......................... United States 187,350,000 189,573,844
Senior Note, 7.125%, 6/15/24 .......................... United States 190,650,000 193,816,697
Senior Note, 7.625%, 3/01/26 .......................... United States 86,300,000 89,406,098
f
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC , Senior Secured Note , 144A, 5.152% ,
3/20/28 ........................................... United States 90,000,000 88,144,464
T-Mobile USA, Inc. ,
Senior Bond, 5.2%, 1/15/33 ............................ United States 45,000,000 43,080,435
Senior Note, 3.875%, 4/15/30 .......................... United States 20,000,000 17,752,542
969,821,780
Total Corporate Bonds (Cost $31,890,730,480) ..................................
28,278,304,993

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities 12.4%
U.S. Treasury Bonds , 3.375%, 8/15/42 .....................
United States 500,000,000 $ 453,046,875
U.S. Treasury Notes ,
2.25%, 3/31/24 ..................................... United States 1,000,000,000 970,156,250
1.75%, 3/15/25 ..................................... United States 2,250,000,000 2,119,042,980
3.125%, 8/15/25 ..................................... United States 750,000,000 727,060,545
2.375%, 3/31/29 ..................................... United States 1,000,000,000 905,703,120
2.875%, 5/15/32 ..................................... United States 1,000,000,000 924,765,620
2.75%, 8/15/32 ..................................... United States 2,250,000,000 2,057,695,313
Total U.S. Government and Agency Securities (Cost $8,531,950,702) ..............
8,157,470,703
Asset-Backed Securities 0.1%
Airlines 0.1%
United Airlines Pass-Through Trust , 2020-1 , A , 5.875% , 10/15/27 . .
United States 45,023,688 43,498,177
Total Asset-Backed Securities (Cost $45,023,688) ...............................
43,498,177
Mortgage-Backed Securities 0.0%
†
Federal National Mortgage Association (FNMA) Fixed Rate 0.0%
†
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 28,529,097 26,922,995
Total Mortgage-Backed Securities (Cost $30,223,013) ............................
26,922,995
Shares
a
Escrows and Litigation Trusts 0.1%
b,f
Chesapeake Energy Corp., Escrow Account, 144A ............ United States 25,000,000 23,218,584
b,f
Entegris Escrow Corp., Escrow Account, 144A ............... United States 40,000,000 35,322,983
Total Escrows and Litigation Trusts (Cost $64,819,977) ..........................
58,541,567
Total Long Term Investments (Cost $70,032,711,736) ............................
64,948,777,990
a
Short Term Investments 1.5%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.3%
d,l
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ..... United States 880,891,701 880,891,701
Total Money Market Funds (Cost $880,891,701) .................................
880,891,701
a a a
m
Investments from Cash Collateral Received for
Loaned Securities 0.2%
Money Market Funds 0.2%
d,l
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ..... United States 124,103,000 124,103,000

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.0%
†
n
Joint Repurchase Agreement, BNP Paribas SA, 2.94%, 10/03/22
(Maturity Value $29,027,421)
Collateralized by U.S. Treasury Bills, Discount Note, 10/18/22 -
1/26/23; U.S. Treasury Bonds, 6.625% - 7.5%, 11/15/24 - 2/15/27;
U.S. Treasury Bond, Strip, 5/15/27; U.S. Treasury Notes, 0.25%
- 2.5%, 7/31/24 - 2/28/27; and U.S. Treasury Notes, Index Linked,
0.125%, 7/15/26 - 4/15/27 (valued at $29,600,723) ........... 29,020,311 $ 29,020,311
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $153,123,311) ..........................................................
153,123,311
Total Short Term Investments (Cost $1,034,015,012 ) .............................
1,034,015,012
a
Total Investments (Cost $71,066,726,748) 100.2% ...............................
$65,982,793,002
Options Written (0.2)% .......................................................
(135,982,500)
Other Assets, less Liabilities (0.0)%
†
...........................................
(58,024,622)
Net Assets 100.0% ...........................................................
$65,788,785,880
Number of
Contracts
Notional
Amount
#
o
Options Written (0.2)%
Calls - Exchange-Traded
Equity Options
AbbVie, Inc., November Strike Price $155.00, Expires 11/18/22 ... 10,000 134,210,000 (500,000)
AbbVie, Inc., November Strike Price $160.00, Expires 11/18/22 ... 5,000 67,105,000 (150,000)
American Electric Power Co., Inc., November Strike Price $110.00,
Expires 11/18/22 .................................... 5,000 43,225,000 (40,000)
Amgen, Inc., November Strike Price $260.00, Expires 11/18/22 ... 7,500 169,050,000 (435,000)
BP plc, November Strike Price $35.00, Expires 11/18/22 ........ 10,000 28,550,000 (180,000)
Bristol-Myers Squibb Co., November Strike Price $77.50, Expires
11/18/22 .......................................... 10,000 71,090,000 (570,000)
Chevron Corp., December Strike Price $180.00, Expires 12/16/22 . 20,000 287,340,000 (1,500,000)
Chevron Corp., December Strike Price $185.00, Expires 12/16/22 . 20,000 287,340,000 (1,040,000)
Chevron Corp., December Strike Price $190.00, Expires 12/16/22 . 20,000 287,340,000 (660,000)
Dominion Energy, Inc., October Strike Price $85.00, Expires
10/21/22 .......................................... 5,000 34,555,000 (15,000)
Dominion Energy, Inc., October Strike Price $87.50, Expires
10/21/22 .......................................... 5,000 34,555,000 (25,000)
Dominion Energy, Inc., January Strike Price $90.00, Expires 1/20/23 5,000 34,555,000 (70,000)
Exxon Mobil Corp., December Strike Price $105.00, Expires
12/16/22 .......................................... 20,000 174,620,000 (2,080,000)
Exxon Mobil Corp., December Strike Price $110.00, Expires
12/16/22 .......................................... 25,000 218,275,000 (1,425,000)
Exxon Mobil Corp., December Strike Price $120.00, Expires
12/16/22 .......................................... 10,000 87,310,000 (180,000)
International Business Machines Corp., November Strike Price
$140.00, Expires 11/18/22 ............................. 10,000 118,810,000 (360,000)
International Business Machines Corp., November Strike Price
$150.00, Expires 11/18/22 ............................. 15,000 178,215,000 (165,000)
Johnson & Johnson, November Strike Price $180.00, Expires
11/18/22 .......................................... 20,000 326,720,000 (1,180,000)
Johnson & Johnson, December Strike Price $180.00, Expires
12/16/22 .......................................... 15,000 245,040,000 (1,710,000)

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
o
Options Written
(continued)
Calls - Exchange-Traded (continued)
Equity Options (continued)
JPMorgan Chase & Co., December Strike Price $135.00, Expires
12/16/22 .......................................... 20,000 209,000,000 $ (440,000)
Lockheed Martin Corp., November Strike Price $480.00, Expires
11/18/22 .......................................... 5,000 193,145,000 (100,000)
Merck & Co., Inc., January Strike Price $100.00, Expires 1/20/23 .. 15,000 129,180,000 (1,080,000)
MetLife, Inc., November Strike Price $75.00, Expires 11/18/22 .... 20,000 121,560,000 (850,000)
Morgan Stanley, December Strike Price $105.00, Expires 12/16/22 20,000 158,020,000 (300,000)
Pfizer, Inc., November Strike Price $52.50, Expires 11/18/22 ..... 25,000 109,400,000 (250,000)
Pfizer, Inc., December Strike Price $55.00, Expires 12/16/22 ..... 25,000 109,400,000 (300,000)
Philip Morris International, Inc., November Strike Price $105.00,
Expires 11/18/22 .................................... 15,000 124,515,000 (225,000)
Procter & Gamble Co. (The), November Strike Price $155.00,
Expires 11/18/22 .................................... 10,000 126,250,000 (120,000)
Shell plc, December Strike Price $60.00, Expires 12/16/22 ...... 10,000 49,760,000 (500,000)
Southern Co. (The), November Strike Price $82.50, Expires 11/18/22 5,000 34,000,000 (50,000)
Texas Instruments, Inc., November Strike Price $190.00, Expires
11/18/22 .......................................... 10,000 154,780,000 (430,000)
Texas Instruments, Inc., December Strike Price $200.00, Expires
12/16/22 .......................................... 10,000 154,780,000 (345,000)
TotalEnergies SE, November Strike Price $60.00, Expires 11/18/22 10,000 46,520,000 (200,000)
United Parcel Service, Inc., December Strike Price $210.00, Expires
12/16/22 .......................................... 5,000 80,770,000 (240,000)
United Parcel Service, Inc., December Strike Price $220.00, Expires
12/16/22 .......................................... 5,000 80,770,000 (147,500)
Walmart, Inc., December Strike Price $155.00, Expires 12/16/22 .. 5,000 64,850,000 (240,000)
(18,102,500)
Puts - Exchange-Traded
Equity Options
Amazon.com, Inc., December Strike Price $100.00, Expires 12/16/22 10,000 113,000,000 (4,600,000)
Analog Devices, Inc., December Strike Price $120.00, Expires
12/16/22 .......................................... 10,000 139,340,000 (3,100,000)
Bristol-Myers Squibb Co., November Strike Price $60.00, Expires
11/18/22 .......................................... 5,000 35,545,000 (187,500)
Broadcom, Inc., November Strike Price $460.00, Expires 11/18/22 . 5,000 222,005,000 (16,000,000)
Coca-Cola Co. (The), November Strike Price $60.00, Expires
11/18/22 .......................................... 20,000 112,040,000 (8,000,000)
Home Depot, Inc. (The), November Strike Price $275.00, Expires
11/18/22 .......................................... 5,000 137,970,000 (6,350,000)
Johnson & Johnson, November Strike Price $155.00, Expires
11/18/22 .......................................... 20,000 326,720,000 (4,860,000)
JPMorgan Chase & Co., November Strike Price $100.00, Expires
11/18/22 .......................................... 10,000 104,500,000 (4,170,000)
Lockheed Martin Corp., November Strike Price $380.00, Expires
11/18/22 .......................................... 5,000 193,145,000 (6,700,000)
Microsoft Corp., December Strike Price $210.00, Expires 12/16/22 5,000 116,450,000 (3,500,000)
Microsoft Corp., December Strike Price $220.00, Expires 12/16/22 10,000 232,900,000 (9,800,000)
NextEra Energy, Inc., November Strike Price $75.00, Expires
11/18/22 .......................................... 10,000 78,410,000 (2,250,000)
Procter & Gamble Co. (The), November Strike Price $130.00,
Expires 11/18/22 .................................... 10,000 126,250,000 (7,250,000)
QUALCOMM, Inc., November Strike Price $120.00, Expires 11/18/22 10,000 112,980,000 (11,550,000)
Raytheon Technologies Corp., November Strike Price $85.00,
Expires 11/18/22 .................................... 5,000 40,930,000 (2,812,500)
Target Corp., December Strike Price $125.00, Expires 12/16/22 ... 10,000 148,390,000 (3,850,000)

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At September 30, 2022, the Fund had the following futures contracts outstanding. See Note 1(e).
a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
o
Options Written
(continued)
Puts - Exchange-Traded (continued)
Equity Options (continued)
Target Corp., December Strike Price $150.00, Expires 12/16/22 ... 5,000 74,195,000 $ (5,900,000)
Target Corp., December Strike Price $160.00, Expires 12/16/22 ... 5,000 74,195,000 (8,950,000)
Texas Instruments, Inc., October Strike Price $140.00, Expires
10/21/22 .......................................... 10,000 154,780,000 (1,250,000)
Texas Instruments, Inc., November Strike Price $150.00, Expires
11/18/22 .......................................... 10,000 154,780,000 (6,800,000)
(117,880,000)
Total Options Written (Premiums received $132,493,576) .........................
$ (135,982,500)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is held in connection with written option contracts open at year end.
b
Non-income producing.
c
A portion or all of the security is on loan at September 30, 2022. See Note 1(g).
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
See Note 1(f) regarding equity-linked securities.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the aggregate value of these securities was $28,934,947,950, representing 44.0% of net assets.
g
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
h
Perpetual security with no stated maturity date.
i
The coupon rate shown represents the rate at period end.
j
Income may be received in additional securities and/or cash.
k
See Note 7 regarding credit risk and defaulted securities.
l
The rate shown is the annualized seven-day effective yield at period end.
m
See Note 1(g) regarding securities on loan.
n
See Note 1(c) regarding joint repurchase agreement.
o
See Note 1(e) regarding written options.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 25,000 $ 2,801,562,500 12/20/22 $ 14,804,250
Total Futures Contracts ...................................................................... $14,804,250
*
As of period end.
See Abbreviations on page 155 .

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30, Year Ended
September 30,
2018
a
2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.89 $6.09 $6.07 $5.86 $5.89
Income from investment operations
b
:
Net investment income
c
......................... 0.08 0.05 0.10 0.14 0.01
Net realized and unrealized gains (losses) ........... (0.81) (0.12) 0.08 0.25 (0.02)
Total from investment operations .................... (0.73) (0.07) 0.18 0.39 (0.01)
Less distributions from:
Net investment income .......................... (0.13) (0.13) (0.16) (0.18) (0.02)
Net asset value, end of year ....................... $5.03 $5.89 $6.09 $6.07 $5.86
Total return
d
................................... (12.50)% (1.15)% 3.01% 6.70% (0.23)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ...... 0.87% 0.87% 0.89% 0.89% 0.86%
Expenses net of waiver and payments by affiliates
f
...... 0.86% 0.87%
g
0.88% 0.88% 0.86%
g
Net investment income ........................... 1.44% 0.79% 1.58% 2.36% 2.40%
Supplemental data
Net assets, end of year (000’s) ..................... $687,607 $1,020,574 $1,097,545 $336,646 $4,472
Portfolio turnover rate ............................ 53.63% 89.16% 65.54% 41.34% 44.67%
a
For the period September 10, 2018 (effective date) to September 30, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2022 2021 2020 2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.90 $6.09 $6.07 $5.85 $6.13
Income from investment operations
a
:
Net investment income
b
......................... 0.09 0.05 0.10 0.15 0.15
Net realized and unrealized gains (losses) ........... (0.82) (0.10) 0.09 0.25 (0.25)
Total from investment operations .................... (0.73) (0.05) 0.19 0.40 (0.10)
Less distributions from:
Net investment income .......................... (0.14) (0.14) (0.17) (0.18) (0.18)
Net asset value, end of year ....................... $5.03 $5.90 $6.09 $6.07 $5.85
Total return
c
................................... (12.55)% (0.89)% 3.09% 6.94% (1.60)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.76% 0.77% 0.78% 0.79% 0.76%
Expenses net of waiver and payments by affiliates
d
...... 0.76%
e
0.76% 0.77% 0.78% 0.76%
e
Net investment income ........................... 1.56% 0.90% 1.69% 2.46% 2.50%
Supplemental data
Net assets, end of year (000’s) ..................... $1,592,268 $2,104,978 $2,661,888 $2,885,194 $3,099,373
Portfolio turnover rate ............................ 53.63% 89.16% 65.54% 41.34% 44.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.85 $6.04 $6.03 $5.81 $6.08
Income from investment operations
a
:
Net investment income
b
......................... 0.06 0.02 0.07 0.12 0.12
Net realized and unrealized gains (losses) ........... (0.80) (0.10) 0.08 0.25 (0.24)
Total from investment operations .................... (0.74) (0.08) 0.15 0.37 (0.12)
Less distributions from:
Net investment income .......................... (0.11) (0.11) (0.14) (0.15) (0.15)
Net asset value, end of year ....................... $5.00 $5.85 $6.04 $6.03 $5.81
Total return
c
................................... (12.77)% (1.41)% 2.43% 6.45% (1.94)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.27% 1.27% 1.29% 1.29% 1.26%
Expenses net of waiver and payments by affiliates
d
...... 1.26% 1.27%
e
1.28% 1.28% 1.26%
e
Net investment income ........................... 1.04% 0.39% 1.18% 1.96% 2.00%
Supplemental data
Net assets, end of year (000’s) ..................... $116,145 $196,643 $354,483 $389,021 $571,525
Portfolio turnover rate ............................ 53.63% 89.16% 65.54% 41.34% 44.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.89 $6.09 $6.07 $5.85 $6.12
Income from investment operations
a
:
Net investment income
b
......................... 0.07 0.03 0.08 0.13 0.13
Net realized and unrealized gains (losses) ........... (0.81) (0.11) 0.08 0.25 (0.24)
Total from investment operations .................... (0.74) (0.08) 0.16 0.38 (0.11)
Less distributions from:
Net investment income .......................... (0.12) (0.12) (0.14) (0.16) (0.16)
Net asset value, end of year ....................... $5.03 $5.89 $6.09 $6.07 $5.85
Total return .................................... (12.72)% (1.41)% 2.73% 6.58% (1.78)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.12% 1.11% 1.13% 1.14% 1.11%
Expenses net of waiver and payments by affiliates
c
...... 1.11% 1.11%
d
1.12% 1.13% 1.11%
d
Net investment income ........................... 1.20% 0.55% 1.34% 2.11% 2.15%
Supplemental data
Net assets, end of year (000’s) ..................... $15,476 $19,513 $27,746 $32,906 $31,144
Portfolio turnover rate ............................ 53.63% 89.16% 65.54% 41.34% 44.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.92 $6.12 $6.10 $5.87 $6.15
Income from investment operations
a
:
Net investment income
b
......................... 0.10 0.07 0.12 0.16 0.17
Net realized and unrealized gains (losses) ........... (0.81) (0.12) 0.08 0.27 (0.25)
Total from investment operations .................... (0.71) (0.05) 0.20 0.43 (0.08)
Less distributions from:
Net investment income .......................... (0.15) (0.15) (0.18) (0.20) (0.20)
Net asset value, end of year ....................... $5.06 $5.92 $6.12 $6.10 $5.87
Total return .................................... (12.11)% (0.80)% 3.34% 7.39% (1.33)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.50% 0.53% 0.54% 0.51% 0.49%
Expenses net of waiver and payments by affiliates
c
...... 0.50%
d
0.51% 0.52% 0.50% 0.48%
Net investment income ........................... 1.81% 1.15% 1.96% 2.74% 2.78%
Supplemental data
Net assets, end of year (000’s) ..................... $202,611 $304,650 $361,791 $573,957 $694,813
Portfolio turnover rate ............................ 53.63% 89.16% 65.54% 41.34% 44.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.92 $6.11 $6.10 $5.87 $6.15
Income from investment operations
a
:
Net investment income
b
......................... 0.09 0.06 0.11 0.16 0.16
Net realized and unrealized gains (losses) ........... (0.81) (0.10) 0.07 0.26 (0.25)
Total from investment operations .................... (0.72) (0.04) 0.18 0.42 (0.09)
Less distributions from:
Net investment income .......................... (0.15) (0.15) (0.17) (0.19) (0.19)
Net asset value, end of year ....................... $5.05 $5.92 $6.11 $6.10 $5.87
Total return .................................... (12.39)% (0.74)% 3.23% 7.08% (1.45)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.62% 0.62% 0.64% 0.64% 0.61%
Expenses net of waiver and payments by affiliates
c
...... 0.61% 0.62%
d
0.63% 0.63% 0.61%
d
Net investment income ........................... 1.67% 1.04% 1.84% 2.61% 2.65%
Supplemental data
Net assets, end of year (000’s) ..................... $300,303 $692,010 $743,012 $946,318 $720,281
Portfolio turnover rate ............................ 53.63% 89.16% 65.54% 41.34% 44.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments, September 30, 2022
Franklin U.S. Government Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 0.6%
U.S. Treasury Bonds, 4.75%, 2/15/37 .................................... $ 14,500,000 $ 16,087,354
Total U.S. Government and Agency Securities (Cost $18,546,028) .................
16,087,354
Mortgage-Backed Securities 97.7%
Government National Mortgage Association (GNMA) Fixed Rate 97.7%
GNMA I, 30 Year, 4.5%, 4/15/40 ........................................ 3,765,530 3,717,062
GNMA I, 30 Year, 5%, 9/15/40 .......................................... 135,400,628 135,896,620
GNMA I, 30 Year, 5.5%, 2/15/40 ........................................ 61,571,216 65,214,774
GNMA I, 30 Year, 6%, 12/15/39 ......................................... 56,631,551 61,238,665
GNMA I, 30 Year, 6.5%, 8/15/37 ........................................ 15,157,258 15,801,226
GNMA I, 30 Year, 7%, 9/15/32 .......................................... 9,475,656 9,973,877
GNMA I, 30 Year, 7.5%, 7/15/26 - 8/15/33 ................................. 912,127 954,553
GNMA I, 30 Year, 8%, 10/15/29 ......................................... 1,297 1,355
GNMA I, 30 Year, 8.5%, 11/15/24 ........................................ 146 146
GNMA I, Single-family, 30 Year, 3.5%, 4/15/43 - 5/15/43 ...................... 12,472,602 11,636,926
GNMA I, Single-family, 30 Year, 4%, 10/15/40 - 8/15/46 ....................... 36,493,054 34,958,370
GNMA I, Single-family, 30 Year, 4.5%, 2/15/39 - 6/15/41 ...................... 69,398,827 68,393,463
GNMA I, Single-family, 30 Year, 5%, 2/15/35 ............................... 18,837 18,649
GNMA I, Single-family, 30 Year, 5.5%, 5/15/33 - 10/15/48 ...................... 567,676 575,912
GNMA I, Single-family, 30 Year, 7.25%, 12/15/25 - 1/15/26 ..................... 30,753 30,877
GNMA I, Single-family, 30 Year, 7.5%, 10/15/22 - 7/15/31 ...................... 1,013,249 1,026,980
GNMA I, Single-family, 30 Year, 8%, 11/15/22 - 9/15/30 ....................... 357,916 361,042
GNMA I, Single-family, 30 Year, 8.5%, 2/15/23 - 5/15/25 ...................... 7,409 7,424
GNMA I, Single-family, 30 Year, 10%, 2/15/25 .............................. 2,815 2,813
GNMA II, 30 Year, 4.5%, 5/20/34 - 6/20/41 ................................. 3,154,328 3,116,960
GNMA II, 30 Year, 6%, 3/20/34 - 9/20/34 .................................. 1,009,750 1,013,823
GNMA II, 30 Year, 6%, 7/20/39 ......................................... 25,129,383 27,010,392
GNMA II, 30 Year, 6.5%, 9/20/31 - 9/20/32 ................................. 1,067,518 1,117,265
GNMA II, 30 Year, 7%, 7/20/32 ......................................... 306,323 323,334
GNMA II, 30 Year, 7.5%, 10/20/24 ....................................... 9,564 9,567
GNMA II, 30 Year, 8%, 12/20/28 ........................................ 46,799 48,058
GNMA II, Single-family, 30 Year, 2%, 8/20/51 ............................... 176,711,373 148,210,824
GNMA II, Single-family, 30 Year, 2.5%, 11/20/50 ............................ 15,299,114 13,003,417
GNMA II, Single-family, 30 Year, 2.5%, 7/20/51 ............................. 77,533,336 66,970,719
GNMA II, Single-family, 30 Year, 2.5%, 8/20/51 ............................. 229,923,914 198,692,645
GNMA II, Single-family, 30 Year, 2.5%, 9/20/51 ............................. 93,086,411 80,387,030
GNMA II, Single-family, 30 Year, 2.5%, 10/20/51 ............................ 90,708,828 78,325,320
GNMA II, Single-family, 30 Year, 2.5%, 12/20/51 ............................ 92,420,561 79,791,405
GNMA II, Single-family, 30 Year, 2.5%, 1/20/52 ............................. 138,598,931 119,623,223
GNMA II, Single-family, 30 Year, 3%, 10/20/44 .............................. 20,498,174 18,457,809
GNMA II, Single-family, 30 Year, 3%, 12/20/44 .............................. 10,270,311 9,256,002
GNMA II, Single-family, 30 Year, 3%, 5/20/45 ............................... 15,097,406 13,591,677
GNMA II, Single-family, 30 Year, 3%, 4/20/46 ............................... 20,119,368 18,131,155
GNMA II, Single-family, 30 Year, 3%, 9/20/47 ............................... 16,275,233 14,601,996
GNMA II, Single-family, 30 Year, 3%, 10/20/47 .............................. 26,174,780 23,490,842
GNMA II, Single-family, 30 Year, 3%, 6/20/50 ............................... 12,254,200 11,104,869
GNMA II, Single-family, 30 Year, 3%, 9/20/50 ............................... 9,431,318 8,505,375
GNMA II, Single-family, 30 Year, 3%, 7/20/51 ............................... 160,592,886 143,206,446
GNMA II, Single-family, 30 Year, 3%, 8/20/51 ............................... 182,320,152 162,186,094
GNMA II, Single-family, 30 Year, 3%, 9/20/51 ............................... 30,245,189 26,905,103
GNMA II, Single-family, 30 Year, 3%, 10/20/51 .............................. 130,166,395 115,428,460
GNMA II, Single-family, 30 Year, 3%, 2/20/45 - 10/20/50 ...................... 65,462,337 59,045,070
GNMA II, Single-family, 30 Year, 3.5%, 7/20/42 ............................. 32,248,279 29,980,275
GNMA II, Single-family, 30 Year, 3.5%, 9/20/42 ............................. 40,505,598 37,655,816
GNMA II, Single-family, 30 Year, 3.5%, 5/20/43 ............................. 12,009,823 11,189,060
GNMA II, Single-family, 30 Year, 3.5%, 6/20/43 ............................. 13,931,861 12,926,788
GNMA II, Single-family, 30 Year, 3.5%, 9/20/47 ............................. 145,972,982 135,375,303
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 ............................ 138,726,874 127,863,387

Franklin Custodian Funds
Schedule of Investments
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year, 3.5%, 10/20/40 - 1/20/49 ..................... $ 52,520,883 $ 48,638,244
GNMA II, Single-family, 30 Year, 3.5%, 11/20/51 ............................ 25,246,167 23,042,362
GNMA II, Single-family, 30 Year, 3.5%, 2/20/52 ............................. 71,767,378 65,619,670
GNMA II, Single-family, 30 Year, 4%, 11/20/40 .............................. 10,723,979 10,251,935
GNMA II, Single-family, 30 Year, 4%, 9/20/41 ............................... 10,709,458 10,238,029
GNMA II, Single-family, 30 Year, 4%, 10/20/41 .............................. 13,154,413 12,575,382
GNMA II, Single-family, 30 Year, 4%, 11/20/41 .............................. 12,359,631 11,815,057
GNMA II, Single-family, 30 Year, 4%, 5/20/47 ............................... 34,943,574 33,198,980
GNMA II, Single-family, 30 Year, 4%, 6/20/47 ............................... 27,072,901 25,721,416
GNMA II, Single-family, 30 Year, 4%, 7/20/47 ............................... 17,340,588 16,475,554
GNMA II, Single-family, 30 Year, 4%, 5/20/40 - 12/20/49 ...................... 50,417,345 48,183,986
GNMA II, Single-family, 30 Year, 4%, 6/20/52 ............................... 159,838,524 149,686,920
GNMA II, Single-family, 30 Year, 4.5%, 5/20/41 ............................. 9,693,190 9,587,422
GNMA II, Single-family, 30 Year, 4.5%, 6/20/41 ............................. 11,965,454 11,798,323
GNMA II, Single-family, 30 Year, 4.5%, 7/20/41 ............................. 13,292,021 13,147,099
GNMA II, Single-family, 30 Year, 4.5%, 9/20/41 ............................. 19,103,587 18,895,233
GNMA II, Single-family, 30 Year, 4.5%, 10/20/41 ............................ 13,592,011 13,455,241
GNMA II, Single-family, 30 Year, 4.5%, 5/20/33 - 2/20/44 ...................... 30,379,762 30,091,207
GNMA II, Single-family, 30 Year, 5%, 9/20/33 ............................... 8,593,297 8,746,351
GNMA II, Single-family, 30 Year, 5%, 7/20/33 - 9/20/41 ....................... 27,816,488 28,197,625
GNMA II, Single-family, 30 Year, 5.5%, 6/20/34 - 2/20/50 ...................... 39,639,275 41,003,491
GNMA II, Single-family, 30 Year, 6%, 6/20/34 ............................... 558,981 577,246
GNMA II, Single-family, 30 Year, 6.5%, 6/20/24 - 1/20/39 ...................... 7,979,376 8,363,408
GNMA II, Single-family, 30 Year, 7%, 2/20/28 - 7/20/33 ....................... 2,164,068 2,263,761
GNMA II, Single-family, 30 Year, 7.5%, 11/20/22 - 4/20/32 ..................... 282,795 293,069
GNMA II, Single-family, 30 Year, 8%, 12/20/24 - 6/20/30 ...................... 143,764 149,415
GNMA II, Single-family, 30 Year, 8.5%, 1/20/25 - 6/20/25 ...................... 81 82
GNMA II, Single-family, 30 Year, 9.5%, 12/20/24 - 1/20/25 ..................... 2,188 2,186
2,848,374,937
Total Mortgage-Backed Securities (Cost $3,216,988,840) .........................
2,848,374,937
Total Long Term Investments (Cost $3,235,534,868) .............................
2,864,462,291
a
a a a a
Short Term Investments 1.6%
Shares
a
Money Market Funds 1.6%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ................... 47,626,883 47,626,883
Total Money Market Funds (Cost $47,626,883) ..................................
47,626,883
Total Short Term Investments (Cost $47,626,883 ) ................................
47,626,883
a
Total Investments (Cost $3,283,161,751) 99.9% ..................................
$2,912,089,174
Other Assets, less Liabilities 0.1% .............................................
2,321,280
Net Assets 100.0% ...........................................................
$2,914,410,454
See Abbreviations on page 155 .
a
See Note
3
(
f
) regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30, Year Ended
September 30,
2018
a
2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.20 $19.76 $22.53 $18.66 $19.16
Income from investment operations
b
:
Net investment income
c
......................... 0.46 0.43 0.51 0.53 0.02
Net realized and unrealized gains (losses) ........... 0.67 1.94 (2.43) 4.41 (0.52)
Total from investment operations .................... 1.13 2.37 (1.92) 4.94 (0.50)
Less distributions from:
Net investment income .......................... (0.47) (0.52) (0.50) (0.49) —
Net realized gains ............................. (0.60) (1.41) (0.35) (0.58) —
Total distributions ............................... (1.07) (1.93) (0.85) (1.07) —
Net asset value, end of year ....................... $20.26 $20.20 $19.76 $22.53 $18.66
Total return
d
................................... 5.56% 12.29% (8.68)% 27.43% (2.61)%
Ratios to average net assets
e
Expenses
f ,g
.................................... 0.82% 0.82% 0.83% 0.83% 0.84%
Net investment income ........................... 2.08% 2.10% 2.46% 2.51% 2.62%
Supplemental data
Net assets, end of year (000’s) ..................... $1,200,671 $982,201 $742,188 $521,782 $3,536
Portfolio turnover rate ............................ 5.66% 5.18% 12.19% 7.90% 4.58%
a
For the period September 10, 2018 (effective date) to September 30, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2022 2021 2020 2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.21 $19.77 $22.54 $18.66 $19.18
Income from investment operations
a
:
Net investment income
b
......................... 0.47 0.45 0.52 0.53 0.50
Net realized and unrealized gains (losses) ........... 0.68 1.94 (2.41) 4.44 (0.17)
Total from investment operations .................... 1.15 2.39 (1.89) 4.97 0.33
Less distributions from:
Net investment income .......................... (0.49) (0.54) (0.53) (0.51) (0.54)
Net realized gains ............................. (0.60) (1.41) (0.35) (0.58) (0.31)
Total distributions ............................... (1.09) (1.95) (0.88) (1.09) (0.85)
Net asset value, end of year ....................... $20.27 $20.21 $19.77 $22.54 $18.66
Total return
c
................................... 5.67% 12.40% (8.59)% 27.61% 1.68%
Ratios to average net assets
Expenses
d ,e
.................................... 0.72% 0.72% 0.73% 0.73% 0.74%
Net investment income ........................... 2.16% 2.20% 2.50% 2.61% 2.72%
Supplemental data
Net assets, end of year (000’s) ..................... $3,230,150 $3,321,370 $3,388,126 $4,176,487 $3,654,795
Portfolio turnover rate ............................ 5.66% 5.18% 12.19% 7.90% 4.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.09 $19.65 $22.42 $18.57 $19.09
Income from investment operations
a
:
Net investment income
b
......................... 0.36 0.34 0.41 0.42 0.41
Net realized and unrealized gains (losses) ........... 0.67 1.95 (2.41) 4.43 (0.18)
Total from investment operations .................... 1.03 2.29 (2.00) 4.85 0.23
Less distributions from:
Net investment income .......................... (0.38) (0.44) (0.42) (0.42) (0.44)
Net realized gains ............................. (0.60) (1.41) (0.35) (0.58) (0.31)
Total distributions ............................... (0.98) (1.85) (0.77) (1.00) (0.75)
Net asset value, end of year ....................... $20.14 $20.09 $19.65 $22.42 $18.57
Total return
c
................................... 5.11% 11.91% (9.10)% 26.96% 1.18%
Ratios to average net assets
Expenses
d ,e
.................................... 1.22% 1.22% 1.23% 1.23% 1.24%
Net investment income ........................... 1.66% 1.69% 1.98% 2.11% 2.22%
Supplemental data
Net assets, end of year (000’s) ..................... $302,959 $350,553 $537,808 $767,363 $834,070
Portfolio turnover rate ............................ 5.66% 5.18% 12.19% 7.90% 4.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.12 $19.68 $22.45 $18.59 $19.11
Income from investment operations
a
:
Net investment income
b
......................... 0.40 0.38 0.44 0.45 0.44
Net realized and unrealized gains (losses) ........... 0.67 1.94 (2.41) 4.44 (0.18)
Total from investment operations .................... 1.07 2.32 (1.97) 4.89 0.26
Less distributions from:
Net investment income .......................... (0.42) (0.47) (0.45) (0.45) (0.47)
Net realized gains ............................. (0.60) (1.41) (0.35) (0.58) (0.31)
Total distributions ............................... (1.02) (1.88) (0.80) (1.03) (0.78)
Net asset value, end of year ....................... $20.17 $20.12 $19.68 $22.45 $18.59
Total return .................................... 5.26% 12.06% (8.95)% 27.17% 1.33%
Ratios to average net assets
Expenses
c ,d
.................................... 1.07% 1.07% 1.08% 1.08% 1.09%
Net investment income ........................... 1.83% 1.85% 2.15% 2.26% 2.37%
Supplemental data
Net assets, end of year (000’s) ..................... $103,579 $83,441 $84,488 $103,376 $72,927
Portfolio turnover rate ............................ 5.66% 5.18% 12.19% 7.90% 4.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.40 $19.93 $22.73 $18.81 $19.32
Income from investment operations
a
:
Net investment income
b
......................... 0.54 0.50 0.58 0.56 0.55
Net realized and unrealized gains (losses) ........... 0.67 1.96 (2.46) 4.50 (0.17)
Total from investment operations .................... 1.21 2.46 (1.88) 5.06 0.38
Less distributions from:
Net investment income .......................... (0.54) (0.58) (0.57) (0.56) (0.58)
Net realized gains ............................. (0.60) (1.41) (0.35) (0.58) (0.31)
Total distributions ............................... (1.14) (1.99) (0.92) (1.14) (0.89)
Net asset value, end of year ....................... $20.47 $20.40 $19.93 $22.73 $18.81
Total return .................................... 5.90% 12.71% (8.44)% 27.89% 1.97%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.54% 0.58% 0.56% 0.53% 0.52%
Expenses net of waiver and payments by affiliates
c
...... 0.50% 0.50% 0.50% 0.50% 0.48%
Net investment income ........................... 2.41% 2.42% 2.75% 2.84% 2.98%
Supplemental data
Net assets, end of year (000’s) ..................... $223,710 $153,969 $144,079 $150,244 $230,393
Portfolio turnover rate ............................ 5.66% 5.18% 12.19% 7.90% 4.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.40 $19.93 $22.73 $18.81 $19.32
Income from investment operations
a
:
Net investment income
b
......................... 0.52 0.48 0.56 0.56 0.54
Net realized and unrealized gains (losses) ........... 0.68 1.97 (2.46) 4.48 (0.18)
Total from investment operations .................... 1.20 2.45 (1.90) 5.04 0.36
Less distributions from:
Net investment income .......................... (0.53) (0.57) (0.55) (0.54) (0.56)
Net realized gains ............................. (0.60) (1.41) (0.35) (0.58) (0.31)
Total distributions ............................... (1.13) (1.98) (0.90) (1.12) (0.87)
Net asset value, end of year ....................... $20.47 $20.40 $19.93 $22.73 $18.81
Total return .................................... 5.82% 12.62% (8.51)% 27.78% 1.82%
Ratios to average net assets
Expenses
c ,d
.................................... 0.57% 0.57% 0.58% 0.58% 0.59%
Net investment income ........................... 2.32% 2.35% 2.66% 2.76% 2.87%
Supplemental data
Net assets, end of year (000’s) ..................... $1,383,667 $1,200,859 $1,179,002 $1,262,883 $927,845
Portfolio turnover rate ............................ 5.66% 5.18% 12.19% 7.90% 4.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments, September 30, 2022
Franklin Utilities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.9%
Construction & Engineering 1.9%
MDU Resources Group, Inc. ............................. United States 4,400,000 $ 120,340,000
Diversified Telecommunication Services 0.9%
a
TELUS Corp. ........................................ Canada 3,000,000 59,574,314
Electric Utilities 57.6%
Alliant Energy Corp. ................................... United States 3,750,000 198,712,500
American Electric Power Co., Inc. ......................... United States 2,750,000 237,737,500
Constellation Energy Corp. .............................. United States 1,499,999 124,784,917
Duke Energy Corp. .................................... United States 2,700,000 251,154,000
Edison International ................................... United States 4,300,000 243,294,000
Emera, Inc. .......................................... Canada 1,800,000 72,831,391
Entergy Corp. ........................................ United States 2,200,000 221,386,000
Evergy, Inc. .......................................... United States 3,700,000 219,780,000
Eversource Energy .................................... United States 2,200,000 171,512,000
Exelon Corp. ......................................... United States 6,350,000 237,871,000
FirstEnergy Corp. ..................................... United States 2,000,000 74,000,000
NextEra Energy, Inc. ................................... United States 9,686,286 759,501,685
OGE Energy Corp. .................................... United States 1,600,000 58,336,000
Origin Energy Ltd. ..................................... Australia 7,000,000 23,225,778
a
PG&E Corp. ......................................... United States 10,000,000 125,000,000
Pinnacle West Capital Corp. ............................. United States 1,250,000 80,637,500
PNM Resources, Inc. .................................. United States 1,000,000 45,730,000
PPL Corp. ........................................... United States 6,000,000 152,100,000
Southern Co. (The) .................................... United States 4,100,000 278,800,000
Xcel Energy, Inc. ...................................... United States 2,100,000 134,400,000
3,710,794,271
Gas Utilities 1.7%
Southwest Gas Holdings, Inc. ............................ United States 700,000 48,825,000
Spire, Inc. ........................................... United States 1,000,000 62,330,000
111,155,000
Independent Power and Renewable Electricity Producers 1.7%
Clearway Energy, Inc., C ................................ United States 600,000 19,110,000
Vistra Corp. .......................................... United States 4,500,000 94,500,000
113,610,000
Multi-Utilities 30.0%
Ameren Corp. ........................................ United States 1,668,250 134,377,538
Black Hills Corp. ...................................... United States 784,393 53,126,938
CenterPoint Energy, Inc. ................................ United States 6,250,000 176,125,000
CMS Energy Corp. .................................... United States 4,300,000 250,432,000
Consolidated Edison, Inc. ............................... United States 1,000,000 85,760,000
Dominion Energy, Inc. .................................. United States 3,800,000 262,618,000
DTE Energy Co. ...................................... United States 1,500,000 172,575,000
E.ON SE ............................................ Germany 9,000,000 69,148,491
National Grid plc ...................................... United Kingdom 5,000,000 51,468,248
NiSource, Inc. ........................................ United States 5,600,000 141,064,000
NorthWestern Corp. ................................... United States 1,300,000 64,064,000
Public Service Enterprise Group, Inc. ...................... United States 2,200,000 123,706,000
Sempra Energy ....................................... United States 1,800,000 269,892,000
WEC Energy Group, Inc. ................................ United States 900,000 80,487,000
1,934,844,215
Oil, Gas & Consumable Fuels 3.8%
Cheniere Energy, Inc. .................................. United States 700,000 116,137,000
DT Midstream, Inc. .................................... United States 1,400,000 72,646,000
Equitrans Midstream Corp. .............................. United States 2,000,000 14,960,000

Franklin Custodian Funds
Schedule of Investments
Franklin Utilities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (The) ................................ United States 1,400,000 $ 40,082,000
243,825,000
Water Utilities 1.3%
Essential Utilities, Inc. .................................. United States 1,500,000 62,070,000
United Utilities Group plc ................................ United Kingdom 2,000,000 19,747,431
81,817,431
Total Common Stocks (Cost $3,357,654,123) ....................................
6,375,960,231
Short Term Investments 1.0%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.0%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ..... United States 67,045,219 67,045,219
Total Money Market Funds (Cost $67,045,219) ..................................
67,045,219
Total Short Term Investments (Cost $67,045,219 ) ................................
67,045,219
a
Total Investments (Cost $3,424,699,342) 99.9% ..................................
$6,443,005,450
Other Assets, less Liabilities 0.1% .............................................
1,729,677
Net Assets 100.0% ...........................................................
$6,444,735,127
See Abbreviations on page 155 .
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
September 30, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $12,701,254,041 $74,062,846 $5,579,065,636
Cost - Non-controlled affiliates (Note 3 f and 12 ) ................. 271,248,972 1,276,224 69,725,524
Cost - Unaffiliated repurchase agreements .................... 205,086 — —
Value - Unaffiliated issuers (Includes securities loaned of $539,417,
$— and $4,724,722, respectively) ........................... $16,536,497,880 $66,088,418 $14,375,468,329
Value - Non-controlled affiliates (Note 3 f and 12 ) ................ 271,248,972 1,276,224 69,725,524
Value - Unaffiliated repurchase agreements .................... 205,086 — —
Receivables:
Investment securities sold ................................. 19,110,420 26,354 —
Capital shares sold ...................................... 21,019,328 18,045 4,007,917
Dividends and interest ................................... 3,215,269 4,017 6,644,347
Affiliates .............................................. — 18,492 —
Total assets ........................................ 16,851,296,955 67,431,550 14,455,846,117
Liabilities:
Payables:
Investment securities purchased ............................ 83,222,393 26 —
Capital shares redeemed ................................. 31,728,051 76,887 12,472,694
Management fees ....................................... 6,481,041 — 5,721,093
Distribution fees ........................................ 2,342,575 16,066 2,512,364
Transfer agent fees ...................................... 4,910,493 27,996 4,461,847
Professional fees ....................................... 64,422 29,827 75,115
Trustees' fees and expenses ............................... 18,547 1,197 7,461
Payable upon return of securities loaned (Note 1 g ) ................ 590,086 — —
Accrued expenses and other liabilities ......................... 657,866 10,831 908,063
Total liabilities ....................................... 130,015,474 162,830 26,158,637
Net assets, at value ............................... $16,721,281,481 $67,268,720 $14,429,687,480
Net assets consist of:
Paid-in capital ........................................... $13,819,862,249 $87,621,502 $4,184,282,775
Total distributable earnings (losses) ........................... 2,901,419,232 (20,352,782) 10,245,404,705
Net assets, at value ............................... $16,721,281,481 $67,268,720 $14,429,687,480

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
September 30, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Class A:
Net assets, at value ..................................... $7,214,315,052 $53,027,022 $9,118,402,598
Shares outstanding ...................................... 77,759,805 2,747,534 86,502,485
Net asset value per share
a
................................ $92.78 $19.30 $105.41
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $98.18 $20.42 $111.54
Class C:
Net assets, at value ..................................... $715,975,995 $3,953,756 $407,722,298
Shares outstanding ...................................... 9,578,336 208,925 4,435,812
Net asset value and maximum offering price per share
a
........... $74.75 $18.92 $91.92
Class R:
Net assets, at value ..................................... $188,831,187 $722,862 $249,874,213
Shares outstanding ...................................... 2,118,458 37,641 2,392,798
Net asset value and maximum offering price per share ........... $89.14 $19.20 $104.43
Class R6:
Net assets, at value ..................................... $6,322,021,431 $46,188 $2,000,923,167
Shares outstanding ...................................... 64,541,187 2,374 18,836,843
Net asset value and maximum offering price per share ........... $97.95 $19.45 $106.22
Advisor Class:
Net assets, at value ..................................... $2,280,137,816 $9,518,892 $2,652,765,204
Shares outstanding ...................................... 23,595,196 489,857 24,967,670
Net asset value and maximum offering price per share ........... $96.64 $19.43 $106.25
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
September 30, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $69,957,711,736 $3,235,534,868 $3,357,654,123
Cost - Non-controlled affiliates (Note 3 f and 12 ) ................. 1,079,994,701 47,626,883 67,045,219
Cost - Unaffiliated repurchase agreements .................... 29,020,311 — —
Value - Unaffiliated issuers (Includes securities loaned of
$164,915,959, $— and $—, respectively) ..................... $64,873,679,518 $2,864,462,291 $6,375,960,231
Value - Non-controlled affiliates (Note 3 f and 12 ) ................ 1,080,093,173 47,626,883 67,045,219
Value - Unaffiliated repurchase agreements .................... 29,020,311 — —
Cash .................................................. 75,855,948 — —
Foreign currency, at value (cost $3,187, $– and $711,091, respectively) 3,223 — 711,091
Receivables:
Investment securities sold ................................. 56,404,303 — —
Capital shares sold ...................................... 36,284,973 1,024,832 4,718,458
Dividends and interest ................................... 571,275,123 8,972,071 12,471,063
European Union tax reclaims (Note 1 h ) ....................... 40,540,138 — —
Deposits with brokers for:
Futures contracts ...................................... 50,000,000 — —
Total assets ........................................ 66,813,156,710 2,922,086,077 6,460,906,062
Liabilities:
Payables:
Investment securities purchased ............................ 626,735,260 — 2,265,446
Capital shares redeemed ................................. 43,046,054 3,517,375 8,330,305
Management fees ....................................... 21,258,247 1,139,962 2,709,531
Distribution fees ........................................ 10,844,605 412,688 954,045
Transfer agent fees ...................................... 11,784,813 1,018,692 1,366,946
Trustees' fees and expenses ............................... — 2,543 —
Pricing fees ........................................... 5,183 1,084,204 18,722
Distributions to shareholders ............................... 174 41 —
Variation margin on futures contracts ......................... 14,765,750 — —
Options written, at value (premiums received $132,493,576, $– and $–, respectively) ............................................ 135,982,500 — —
Payable upon return of securities loaned (Note 1 g ) ................ 153,123,311 — —
Accrued expenses and other liabilities ......................... 6,824,933 500,118 525,940
Total liabilities ....................................... 1,024,370,830 7,675,623 16,170,935
Net assets, at value ............................... $65,788,785,880 $2,914,410,454 $6,444,735,127
Net assets consist of:
Paid-in capital ........................................... $71,725,920,338 $4,069,923,368 $3,338,064,106
Total distributable earnings (losses) ........................... (5,937,134,458) (1,155,512,914) 3,106,671,021
Net assets, at value ............................... $65,788,785,880 $2,914,410,454 $6,444,735,127

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
September 30, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Class A:
Net assets, at value ..................................... $16,829,898,842 $687,606,708 $1,200,670,508
Shares outstanding ...................................... 7,853,480,180 136,630,667 59,257,667
Net asset value per share
a
................................ $2.14 $5.03 $20.26
Maximum offering price per share (net asset value per share ÷
96.25%) .............................................. $2.22 $5.23 $21.05
Class A1:
Net assets, at value ..................................... $30,236,582,067 $1,592,268,199 $3,230,150,098
Shares outstanding ...................................... 14,077,881,483 316,246,015 159,365,568
Net asset value per share
a
................................ $2.15 $5.03 $20.27
Maximum offering price per share (net asset value per share ÷
96.25%) .............................................. $2.23 $5.23 $21.06
Class C:
Net assets, at value ..................................... $5,654,802,307 $116,145,285 $302,958,534
Shares outstanding ...................................... 2,587,136,048 23,249,159 15,041,926
Net asset value and maximum offering price per share
a
........... $2.19 $5.00 $20.14
Class R:
Net assets, at value ..................................... $270,059,896 $15,476,180 $103,578,929
Shares outstanding ...................................... 128,616,174 3,074,659 5,134,411
Net asset value and maximum offering price per share ........... $2.10 $5.03 $20.17
Class R6:
Net assets, at value ..................................... $1,158,685,351 $202,611,299 $223,710,484
Shares outstanding ...................................... 542,065,796 40,061,212 10,929,718
Net asset value and maximum offering price per share ........... $2.14 $5.06 $20.47
Advisor Class:
Net assets, at value ..................................... $11,638,757,417 $300,302,783 $1,383,666,574
Shares outstanding ...................................... 5,470,726,316 59,436,563 67,598,021
Net asset value and maximum offering price per share ........... $2.13 $5.05 $20.47
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Custodian Funds
Financial Statements
Statements of Operations
for the year ended September 30, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Investment income:
Dividends: (net of foreign taxes of $987,059, $6,178 and $1,082,804, respectively)
Unaffiliated issuers ...................................... $69,207,564 $377,988 $151,942,839
Non-controlled affiliates (Note 3 f and 12 ) ...................... 1,718,371 8,575 418,777
Interest:
Unaffiliated issuers ...................................... 988,541 — —
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... 628,115 — 418,315
Non-controlled affiliates (Note 3 f ) ........................... 14,454 — 21,203
Total investment income ................................. 72,557,045 386,563 152,801,134
Expenses:
Management fees (Note 3 a ) ................................. 95,450,626 672,116 80,518,849
Distribution fees: (Note 3c )
    Class A .............................................. 24,780,170 182,192 29,168,503
    Class C .............................................. 10,474,531 55,480 5,688,906
    Class R .............................................. 1,284,021 4,470 1,666,120
Transfer agent fees: (Note 3e )
    Class A .............................................. 13,948,177 175,409 13,617,109
    Class C .............................................. 1,456,090 13,354 659,309
    Class R .............................................. 362,402 2,152 387,226
    Class R6 ............................................. 1,955,771 63 684,429
    Advisor Class .......................................... 4,783,496 40,040 4,269,207
Custodian fees (Note 4 ) .................................... 419,367 1,520 134,734
Reports to shareholders fees ................................ 1,769,312 12,948 770,258
Registration and filing fees .................................. 872,417 95,559 398,709
Professional fees ......................................... 92,510 53,572 124,350
Trustees' fees and expenses ................................ 257,541 2,170 200,362
Other .................................................. 496,678 5,927 457,741
Total expenses ....................................... 158,403,109 1,316,972 138,745,812
Expense reductions (Note 4 ) ............................. (291) (6) (1,351)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (849,505) (258,698) (269,989)
Net expenses ....................................... 157,553,313 1,058,268 138,474,472
Net investment income (loss) .......................... (84,996,268) (671,705) 14,326,662
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:*
Unaffiliated issuers .................................... (812,656,499) (11,581,821) 1,846,120,164
Foreign currency transactions .............................. (41,351) 4,802 (9,546)
Net realized gain (loss) ................................ (812,697,850) (11,577,019) 1,846,110,618
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (10,578,219,521) (33,530,525) (6,521,605,358)
Translation of other assets and liabilities denominated in foreign currencies ........................................... (15,692) (26) (857)
Net change in unrealized appreciation (depreciation) .......... (10,578,235,213) (33,530,551) (6,521,606,215)
Net realized and unrealized gain (loss) .......................... (11,390,933,063) (45,107,570) (4,675,495,597)
Net increase (decrease) in net assets resulting from operations ........ $(11,475,929,331) $(45,779,275) $(4,661,168,935)

Franklin Custodian Funds
Financial Statements
Statements of Operations
(continued)
for the year ended September 30, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Investment income:
Dividends: (net of foreign taxes of $17,710,854, $– and $1,845,292, respectively)
Unaffiliated issuers ...................................... $1,098,788,261 $— $194,872,313
Non-controlled affiliates (Note 3 f and 12 ) ...................... 21,247,268 211,609 289,726
Interest:
Unaffiliated issuers:
Paydown gain (loss) ................................... (448,595) (33,707,547) —
Paid in cash
a
......................................... 1,620,079,987 118,131,152 62,491
Non-controlled affiliates (Note 3 f and 12 ) ...................... 1,438,036 — —
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... 872,532 — —
Non-controlled affiliates (Note 3 f ) ........................... 478,102 — —
Other income (Note 1 h ) .................................... 8,975,951 — 16,398
Total investment income ................................. 2,751,431,542 84,635,214 195,240,928
Expenses:
Management fees (Note 3 a ) ................................. 272,294,523 16,491,243 30,834,004
Distribution fees: (Note 3c )
    Class A .............................................. 43,561,243 2,136,191 2,926,823
    Class A1 ............................................. 52,270,016 2,691,821 5,352,676
    Class C .............................................. 45,071,625 1,008,335 2,299,766
    Class R .............................................. 1,396,372 85,741 492,116
Transfer agent fees: (Note 3e )
    Class A .............................................. 15,464,258 1,263,135 1,242,685
    Class A1 ............................................. 30,768,249 2,771,851 3,787,305
    Class C .............................................. 6,106,289 228,508 375,582
    Class R .............................................. 248,078 25,424 104,484
    Class R6 ............................................. 400,896 89,557 141,093
    Advisor Class .......................................... 10,964,615 756,060 1,451,880
Custodian fees (Note 4 ) .................................... 578,790 34,325 56,138
Reports to shareholders fees ................................ 927,193 — 332,234
Registration and filing fees .................................. 1,014,763 107,530 122,164
Professional fees ......................................... 949,184 85,776 48,225
Trustees' fees and expenses ................................ 702,987 40,939 63,562
Interest expense ......................................... — 3 3,874
Other .................................................. 144,980 467,318 166,261
Total expenses ....................................... 482,864,061 28,283,757 49,800,872
Expense reductions (Note 4 ) ............................. (930,425) (42,440) (75)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (4,171,933) (151,995) (206,401)
Net expenses ....................................... 477,761,703 28,089,322 49,594,396
Net investment income .............................. 2,273,669,839 56,545,892 145,646,532

Franklin Custodian Funds
Financial Statements
Statements of Operations
(continued)
for the year ended September 30, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 375,698,492 (58,392,142) 109,552,587
Non-controlled affiliates (Note 3 f and 12 ) .................... (279,046,485) — —
Written options ......................................... 337,171,136 — —
Foreign currency transactions .............................. (3,319,361) — (184,786)
Net realized gain (loss) ................................ 430,503,782 (58,392,142) 109,367,801
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (8,291,059,492) (461,258,575) 64,720,347
Non-controlled affiliates (Note 3 f and 12 ) .................... 497,464,859 — —
Translation of other assets and liabilities denominated in foreign currencies ........................................... (6,642,628) — (103,600)
Written options ......................................... (1,418,082) — —
Futures contracts ....................................... 14,804,250 — —
Net change in unrealized appreciation (depreciation) .......... (7,786,851,093) (461,258,575) 64,616,747
Net realized and unrealized gain (loss) .......................... (7,356,347,311) (519,650,717) 173,984,548
Net increase (decrease) in net assets resulting from operations ........ $(5,082,677,472) $(463,104,825) $319,631,080
*Includes gains from redemptions in-kind (Note 3h and 14) $122,527,851
a
Includes amortization of premium and accretion of discount.

Franklin Custodian Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin DynaTech Fund Franklin Focused Growth Fund
Year Ended
September 30, 2022
Year Ended
September 30, 2021
Year Ended
September 30, 2022
Year Ended
September 30, 2021
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(84,996,268) $(110,881,188) $(671,705) $(644,039)
Net realized gain (loss) ............ (812,697,850) 373,789,285 (11,577,019) 421,805
Net change in unrealized appreciation
(depreciation) ................. (10,578,235,213) 5,609,997,011 (33,530,551) 16,905,656
Net increase (decrease) in net
assets resulting from operations . (11,475,929,331) 5,872,905,108 (45,779,275) 16,683,422
Distributions to shareholders:
Class A ........................ (172,943,583) — (493,434) (319,730)
Class C ........................ (23,184,109) — (38,188) (38,815)
Class R ........................ (4,586,975) — (5,897) (5,388)
Class R6 ....................... (134,824,197) — (415) (542)
Advisor Class ................... (60,590,104) — (131,680) (143,074)
Total distributions to shareholders ..... (396,128,968) — (669,614) (507,549)
Capital share transactions: (Note 2 )
Class A ........................ 192,477,080 1,166,707,331 8,401,386 43,462,387
Class C ........................ (72,201,401) (76,438,621) 711,737 883,316
Class R ........................ 10,119,125 22,853,993 196,571 179,679
Class R6 ....................... 788,549,445 2,023,008,052 415 (6,601)
Advisor Class ................... (278,464,615) 546,990,073 (8,229,494) 3,763,971
Total capital share transactions ....... 640,479,634 3,683,120,828 1,080,615 48,282,752
Net increase (decrease) in net
assets ..................... (11,231,578,665) 9,556,025,936 (45,368,274) 64,458,625
Net assets:
Beginning of year .................. 27,952,860,146 18,396,834,210 112,636,994 48,178,369
End of year ...................... $16,721,281,481 $27,952,860,146 $67,268,720 $112,636,994

Franklin Custodian Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Growth Fund Franklin Income Fund
Year Ended
September 30, 2022
Year Ended
September 30, 2021
Year Ended
September 30, 2022
Year Ended
September 30, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $14,326,662 $4,643,091 $2,273,669,839 $2,291,660,125
Net realized gain (loss) ............ 1,846,110,618 2,255,944,532 430,503,782 8,277,786,020
Net change in unrealized appreciation
(depreciation) ................. (6,521,606,215) 2,537,596,777 (7,786,851,093) 4,453,738,736
Net increase (decrease) in net
assets resulting from operations . (4,661,168,935) 4,798,184,400 (5,082,677,472) 15,023,184,881
Distributions to shareholders:
Class A ........................ (1,168,961,036) (914,505,600) (1,152,988,107) (592,401,375)
Class A1 ....................... — — (2,410,250,572) (1,711,720,100)
Class C ........................ (66,622,776) (64,091,884) (440,734,378) (403,199,100)
Class R ........................ (34,890,151) (32,805,859) (18,070,687) (11,176,955)
Class R6 ....................... (278,038,777) (241,399,632) (71,339,359) (54,960,003)
Advisor Class ................... (380,494,855) (294,899,901) (871,094,088) (551,809,902)
Total distributions to shareholders ..... (1,929,007,595) (1,547,702,876) (4,964,477,191) (3,325,267,435)
Capital share transactions: (Note 2 )
Class A ........................ 278,407,375 (27,036,183) 3,309,460,327 4,037,666,517
Class A1 ....................... — — (809,147,805) (2,988,069,908)
Class C ........................ (49,537,765) (175,973,220) (977,179,035) (3,537,489,972)
Class R ........................ (30,209,220) (90,877,145) 53,857,218 (4,876,292)
Class R6 ....................... (204,647,567) (384,267,389) 581,612,935 (1,087,687,048)
Advisor Class ................... (306,999,175) 74,268,334 1,445,415,173 449,167,160
Total capital share transactions ....... (312,986,352) (603,885,603) 3,604,018,813 (3,131,289,543)
Net increase (decrease) in net
assets ..................... (6,903,162,882) 2,646,595,921 (6,443,135,850) 8,566,627,903
Net assets:
Beginning of year .................. 21,332,850,362 18,686,254,441 72,231,921,730 63,665,293,827
End of year ...................... $14,429,687,480 $21,332,850,362 $65,788,785,880 $72,231,921,730

Franklin Custodian Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin U.S. Government Securities Fund Franklin Utilities Fund
Year Ended
September 30, 2022
Year Ended
September 30, 2021
Year Ended
September 30, 2022
Year Ended
September 30, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $56,545,892 $44,586,688 $145,646,532 $137,021,391
Net realized gain (loss) ............ (58,392,142) (37,616,745) 109,367,801 264,123,410
Net change in unrealized appreciation
(depreciation) ................. (461,258,575) (55,832,649) 64,616,747 331,068,816
Net increase (decrease) in net
assets resulting from operations . (463,104,825) (48,862,706) 319,631,080 732,213,617
Distributions to shareholders:
Class A ........................ (20,267,585) (23,887,218) (55,029,799) (73,915,473)
Class A1 ....................... (46,598,044) (56,617,836) (176,291,048) (326,246,620)
Class C ........................ (3,045,344) (5,344,917) (16,186,173) (47,366,175)
Class R ........................ (367,976) (439,687) (4,384,032) (7,457,012)
Class R6 ....................... (7,008,183) (8,320,373) (9,709,506) (14,174,816)
Advisor Class ................... (13,110,289) (18,999,076) (67,381,826) (115,894,567)
Total distributions to shareholders ..... (90,397,421) (113,609,107) (328,982,384) (585,054,663)
Capital share transactions: (Note 2 )
Class A ........................ (204,548,972) (41,286,508) 235,216,595 231,006,447
Class A1 ....................... (227,866,480) (476,854,975) (116,776,805) (149,939,578)
Class C ........................ (57,456,291) (148,136,268) (52,951,717) (208,206,881)
Class R ........................ (1,409,442) (7,497,229) 21,829,002 (3,125,939)
Class R6 ....................... (63,528,606) (46,647,889) 75,674,198 6,307,964
Advisor Class ................... (315,646,464) (25,201,526) 198,701,770 (6,498,496)
Total capital share transactions ....... (870,456,255) (745,624,395) 361,693,043 (130,456,483)
Net increase (decrease) in net
assets ..................... (1,423,958,501) (908,096,208) 352,341,739 16,702,471
Net assets:
Beginning of year .................. 4,338,368,955 5,246,465,163 6,092,393,388 6,075,690,917
End of year ...................... $2,914,410,454 $4,338,368,955 $6,444,735,127 $6,092,393,388

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Custodian Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of six separate
funds (Funds) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). The classes of shares offered within each of the Funds are indicated below. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Class A, Class C, Class R, Class R6, & Advisor Class
Franklin DynaTech Fund
Franklin Focused Growth Fund
Franklin Growth Fund
Class A, Class A1, Class C, Class R, Class R6, & Advisor Class
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation

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approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
September 30, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase
agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

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Annual Report
of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at year end, as
indicated in the Schedules of Investments, had been entered
into on September 30, 2022.
d. Securities Purchased on a Delayed Delivery Basis
Certain or all Funds purchase securities on a delayed
delivery basis, with payment and delivery scheduled for
a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Funds will generally purchase these
securities with the intention of holding the securities, they may sell the securities before the settlement date.
e. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
interest rate risk . A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.
Certain or all Funds purchased or wrote exchange traded
option contracts primarily to manage exposure to equity
price risk. An option is a contract entitling the holder to
purchase or sell a specific amount of shares or units of an
asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 11 regarding other derivative information.
f. Equity-Linked Securities
Certain or all Funds invest in equity-linked securities.
Equity-linked securities are hybrid financial instruments
that generally combine both debt and equity characteristics
into a single note form. Income received from equity-linked
securities is recorded as realized gains in the Statements
of Operations and may be based on the performance of
an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying
security and the credit risk of the issuing financial institution.
There may be no guarantee of a return of principal with
equity-linked securities and the appreciation potential may
be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
1. Organization and Significant Accounting Policies
(continued)
c. Joint Repurchase Agreement
(continued)

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Notes to Financial Statements

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Annual Report
g. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and
is used to invest in a money market fund managed by
Franklin Advisers, Inc., an affiliate of the Funds, and/or a joint repurchase agreement. Additionally, at September 30,
2022, Franklin Growth Fund and Franklin Income Fund
held $5,176,710 and $18,161,269, respectively, in U.S.
Government and Agency securities as collateral. These
securities are held as collateral in segregated accounts
with the Fund’s custodian. The Fund cannot repledge or
resell these securities held as collateral. As such, the non-
cash collateral is excluded from the Statements of Assets
and Liabilities. The Fund may receive income from the
investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-
party vendor, is reported separately in the Statements of
Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
h. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of September
30, 2022, each Fund has determined that no tax liability is
required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken
in future tax years). Open tax years are those that remain
subject to examination and are based on the statute of
limitations in each jurisdiction in which the Fund invests.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded separately on the Statements of Operations.
1. Organization and Significant Accounting Policies
(continued)

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Annual Report
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Funds. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
j. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
k. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
i. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Custodian Funds
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Annual Report
2. Shares of Beneficial Interest
At September 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin DynaTech Fund Franklin Focused Growth Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended September 30, 2022
Shares sold
a
................................... 14,363,386 $1,856,702,021 1,213,199 $33,600,799
Shares issued in reinvestment of distributions .......... 1,053,354 163,733,239 15,386 489,286
Shares redeemed ............................... (14,802,906) (1,827,958,180) (1,027,936) (25,688,699)
Net increase (decrease) .......................... 613,834 $192,477,080 200,649 $8,401,386
Year ended September 30, 2021
Shares sold
a
................................... 22,450,304 $3,225,590,483 2,298,548 $66,948,165
Shares issued in reinvestment of distributions .......... — — 11,547 311,678
Shares redeemed ............................... (14,413,505) (2,058,883,152) (832,827) (23,797,456)
Net increase (decrease) .......................... 8,036,799 $1,166,707,331 1,477,268 $43,462,387
Class C
Class C Shares:
Year ended September 30, 2022
Shares sold ................................... 1,588,693 $169,004,456 97,172 $2,671,024
Shares issued in reinvestment of distributions .......... 175,065 22,063,462 1,220 38,258
Shares redeemed
a
.............................. (2,641,655) (263,269,319) (82,494) (1,997,545)
Net increase (decrease) .......................... (877,897) $(72,201,401) 15,898 $711,737
Year ended September 30, 2021
Shares sold ................................... 2,828,390 $329,663,898 181,084 $5,135,059
Shares issued in reinvestment of distributions .......... — — 1,441 38,661
Shares redeemed
a
.............................. (3,385,379) (406,102,519) (147,086) (4,290,404)
Net increase (decrease) .......................... (556,989) $(76,438,621) 35,439 $883,316
Class R
Class R Shares:
Year ended September 30, 2022
Shares sold ................................... 453,729 $56,189,217 24,654 $667,940
Shares issued in reinvestment of distributions .......... 30,631 4,583,974 186 5,897
Shares redeemed ............................... (422,749) (50,654,066) (18,389) (477,266)
Net increase (decrease) .......................... 61,611 $10,119,125 6,451 $196,571
Year ended September 30, 2021
Shares sold ................................... 616,643 $85,062,126 8,048 $254,410
Shares issued in reinvestment of distributions .......... — — 198 5,336
Shares redeemed ............................... (446,989) (62,208,133) (2,717) (80,067)
Net increase (decrease) .......................... 169,654 $22,853,993 5,529 $179,679
Class R6

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
Franklin DynaTech Fund Franklin Focused Growth Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended September 30, 2022
Shares sold ................................... 19,924,717 $2,652,793,439 — $—
Shares issued in reinvestment of distributions .......... 819,201 134,013,149 13 415
Shares redeemed ............................... (15,624,599) (1,998,257,143) — —
Net increase (decrease) .......................... 5,119,319 $788,549,445 13 $415
Year ended September 30, 2021
Shares sold ................................... 25,514,587 $3,822,032,801 — $—
Shares issued in reinvestment of distributions .......... — — 18 490
Shares redeemed ............................... (11,892,075) (1,799,024,749) (248) (7,091)
Net increase (decrease) .......................... 13,622,512 $2,023,008,052 (230) $(6,601)
Advisor Class
Advisor Class Shares:
Year ended September 30, 2022
Shares sold ................................... 8,399,379 $1,127,784,359 315,963 $8,974,322
Shares issued in reinvestment of distributions .......... 331,088 53,493,894 4,116 131,564
Shares redeemed ............................... (11,793,370) (1,459,742,868) (618,869) (17,335,380)
Net increase (decrease) .......................... (3,062,903) $(278,464,615) (298,790) $(8,229,494)
Year ended September 30, 2021
Shares sold ................................... 11,005,673 $1,635,552,794 914,232 $27,927,761
Shares issued in reinvestment of distributions .......... — — 1,206 32,617
Shares redeemed ............................... (7,316,134) (1,088,562,721) (794,013) (24,196,407)
Net increase (decrease) .......................... 3,689,539 $546,990,073 121,425 $3,763,971
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements

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Annual Report
Franklin Growth Fund Franklin Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended September 30, 2022
Shares sold
a
................................... 7,112,775 $950,008,754 1,967,528,153 $4,769,802,324
Shares issued in reinvestment of distributions .......... 7,829,335 1,123,352,847 441,349,127 1,064,714,504
Shares redeemed ............................... (13,642,430) (1,794,954,226) (1,046,858,486) (2,525,056,501)
Net increase (decrease) .......................... 1,299,680 $278,407,375 1,362,018,794 $3,309,460,327
Year ended September 30, 2021
Shares sold
a
................................... 10,761,385 $1,530,421,261 2,486,746,513 $6,012,096,557
Shares issued in reinvestment of distributions .......... 6,500,918 849,149,921 227,899,336 535,039,091
Shares redeemed ............................... (16,660,446) (2,406,607,365) (1,066,730,651) (2,509,469,131)
Net increase (decrease) .......................... 601,857 $(27,036,183) 1,647,915,198 $4,037,666,517
Class A1
Class A1 Shares:
Year ended September 30, 2022
Shares sold ...................................
— $—
462,966,749 $1,128,353,082
Shares issued in reinvestment of distributions ..........
— —
921,359,816 2,231,616,951
Shares redeemed ...............................
— —
(1,716,035,662) (4,169,117,838)
Net increase (decrease) ..........................
— $—
(331,709,097) $(809,147,805)
Year ended September 30, 2021
Shares sold ................................... — $— 479,110,753 $1,144,654,736
Shares issued in reinvestment of distributions .......... — — 670,125,547 1,566,412,599
Shares redeemed ............................... — — (2,421,276,941) (5,699,137,243)
Net increase (decrease) .......................... — $— (1,272,040,641) $(2,988,069,908)
Class C
Class C Shares:
Year ended September 30, 2022
Shares sold ................................... 555,692 $66,038,572 376,265,055 $933,445,062
Shares issued in reinvestment of distributions .......... 521,624 65,667,219 172,175,078 424,342,430
Shares redeemed
a
.............................. (1,579,860) (181,243,556) (943,189,191) (2,334,966,527)
Net increase (decrease) .......................... (502,544) $(49,537,765) (394,749,058) $(977,179,035)
Year ended September 30, 2021
Shares sold ................................... 878,018 $110,767,406 369,536,736 $901,731,340
Shares issued in reinvestment of distributions .......... 540,219 63,146,424 163,270,374 386,364,385
Shares redeemed
a
.............................. (2,680,063) (349,887,050) (1,962,492,383) (4,825,585,697)
Net increase (decrease) .......................... (1,261,826) $(175,973,220) (1,429,685,273) $(3,537,489,972)
Class R
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
Franklin Growth Fund Franklin Income Fund
Shares Amount Shares Amount
Class R Shares:
Year ended September 30, 2022
Shares sold ................................... 225,684 $29,038,794 38,495,084 $91,632,223
Shares issued in reinvestment of distributions .......... 244,578 34,832,817 7,597,250 17,950,459
Shares redeemed ............................... (699,391) (94,080,831) (23,493,263) (55,725,464)
Net increase (decrease) .......................... (229,129) $(30,209,220) 22,599,071 $53,857,218
Year ended September 30, 2021
Shares sold ................................... 250,280 $35,061,835 21,710,983 $51,205,964
Shares issued in reinvestment of distributions .......... 250,543 32,588,126 4,834,655 11,084,861
Shares redeemed ............................... (1,128,351) (158,527,106) (29,013,897) (67,167,117)
Net increase (decrease) .......................... (627,528) $(90,877,145) (2,468,259) $(4,876,292)
Class R6
Class R6 Shares:
Year ended September 30, 2022
Shares sold ................................... 3,675,674 $475,633,325 297,381,010 $723,113,206
Shares issued in reinvestment of distributions .......... 1,758,267 253,489,423 25,240,470 60,705,956
Shares redeemed in-kind (Note 14) .................. (448,827) (65,832,485) — —
Shares redeemed ............................... (6,581,226) (867,937,830) (83,879,771) (202,206,227)
Net increase (decrease) .......................... (1,596,112) $(204,647,567) 238,741,709 $581,612,935
Year ended September 30, 2021
Shares sold ................................... 3,272,102 $463,210,889 89,459,562 $211,443,897
Shares issued in reinvestment of distributions .......... 1,693,859 221,624,576 21,206,893 47,792,309
Shares redeemed in-kind (Note 14) .................. (859,936) (116,617,086) — —
Shares redeemed ............................... (6,691,054) (952,485,768) (593,615,276) (1,346,923,254)
Net increase (decrease) .......................... (2,585,029) $(384,267,389) (482,948,821) $(1,087,687,048)
Advisor Class
Advisor Class Shares:
Year ended September 30, 2022
Shares sold ................................... 5,539,441 $691,586,170 1,421,259,437 $3,411,492,621
Shares issued in reinvestment of distributions .......... 2,305,617 332,746,676 333,722,149 799,087,621
Shares redeemed in-kind (Note 3h) .................. (924,131) (104,759,504) — —
Shares redeemed ............................... (9,694,616) (1,226,572,517) (1,157,679,072) (2,765,165,069)
Net increase (decrease) .......................... (2,773,689) $(306,999,175) 597,302,514 $1,445,415,173
Year ended September 30, 2021
Shares sold ................................... 6,084,784 $911,711,800 1,011,404,240 $2,393,159,824
Shares issued in reinvestment of distributions .......... 1,944,250 254,677,320 215,574,797 501,000,847
Shares redeemed ............................... (7,510,655) (1,092,120,786) (1,052,411,881) (2,444,993,511)
Net increase (decrease) .......................... 518,379 $74,268,334 174,567,156 $449,167,160
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin U.S. Government
Securities Fund Franklin Utilities Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended September 30, 2022
Shares sold
a
................................... 28,163,866 $157,662,763 20,426,933 $453,472,027
Shares issued in reinvestment of distributions .......... 3,489,049 19,245,353 2,332,270 48,266,115
Shares redeemed ............................... (68,182,403) (381,457,088) (12,123,828) (266,521,547)
Net increase (decrease) .......................... (36,529,488) $(204,548,972) 10,635,375 $235,216,595
Year ended September 30, 2021
Shares sold
a
................................... 89,048,888 $536,625,922 22,811,120 $471,624,865
Shares issued in reinvestment of distributions .......... 3,796,157 22,766,715 3,159,167 62,740,214
Shares redeemed ............................... (99,939,196) (600,679,145) (14,909,843) (303,358,632)
Net increase (decrease) .......................... (7,094,151) $(41,286,508) 11,060,444 $231,006,447
Class A1
Class A1 Shares:
Year ended September 30, 2022
Shares sold ................................... 10,992,579 $61,460,301 6,815,891 $150,191,697
Shares issued in reinvestment of distributions .......... 7,641,977 42,120,329 7,794,675 161,036,003
Shares redeemed ............................... (59,374,388) (331,447,110) (19,602,339) (428,004,505)
Net increase (decrease) .......................... (40,739,832) $(227,866,480) (4,991,773) $(116,776,805)
Year ended September 30, 2021
Shares sold ................................... 32,558,459 $196,137,703 6,411,233 $130,366,150
Shares issued in reinvestment of distributions .......... 7,736,135 46,404,671 15,028,911 298,136,413
Shares redeemed ............................... (120,294,904) (719,397,349) (28,494,750) (578,442,141)
Net increase (decrease) .......................... (80,000,310) $(476,854,975) (7,054,606) $(149,939,578)
Class C
Class C Shares:
Year ended September 30, 2022
Shares sold ................................... 4,759,211 $26,534,963 2,115,656 $46,531,797
Shares issued in reinvestment of distributions .......... 546,780 2,996,336 769,737 15,737,676
Shares redeemed
a
.............................. (15,663,297) (86,987,590) (5,296,474) (115,221,190)
Net increase (decrease) .......................... (10,357,306) $(57,456,291) (2,411,081) $(52,951,717)
Year ended September 30, 2021
Shares sold ................................... 12,752,895 $76,470,649 2,249,049 $45,668,999
Shares issued in reinvestment of distributions .......... 876,685 5,224,662 2,345,268 46,172,729
Shares redeemed
a
.............................. (38,672,490) (229,831,579) (14,504,035) (300,048,609)
Net increase (decrease) .......................... (25,042,910) $(148,136,268) (9,909,718) $(208,206,881)
Class R
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin U.S. Government
Securities Fund Franklin Utilities Fund
Shares Amount Shares Amount
Class R Shares:
Year ended September 30, 2022
Shares sold ................................... 781,481 $4,240,961 1,807,582 $39,910,876
Shares issued in reinvestment of distributions .......... 66,564 366,299 212,284 4,365,844
Shares redeemed ............................... (1,083,625) (6,016,702) (1,033,330) (22,447,718)
Net increase (decrease) .......................... (235,580) $(1,409,442) 986,536 $21,829,002
Year ended September 30, 2021
Shares sold ................................... 908,077 $5,471,084 938,885 $19,039,802
Shares issued in reinvestment of distributions .......... 71,959 431,680 376,330 7,434,213
Shares redeemed ............................... (2,226,889) (13,399,993) (1,459,736) (29,599,954)
Net increase (decrease) .......................... (1,246,853) $(7,497,229) (144,521) $(3,125,939)
Class R6
Class R6 Shares:
Year ended September 30, 2022
Shares sold ................................... 9,713,988 $54,869,336 5,404,404 $121,039,182
Shares issued in reinvestment of distributions .......... 1,245,685 6,913,611 460,767 9,666,565
Shares redeemed ............................... (22,336,576) (125,311,553) (2,484,233) (55,031,549)
Net increase (decrease) .......................... (11,376,903) $(63,528,606) 3,380,938 $75,674,198
Year ended September 30, 2021
Shares sold ................................... 14,680,034 $88,831,810 2,602,530 $53,255,623
Shares issued in reinvestment of distributions .......... 1,368,088 8,243,208 705,440 14,135,443
Shares redeemed ............................... (23,746,448) (143,722,907) (2,987,204) (61,083,102)
Net increase (decrease) .......................... (7,698,326) $(46,647,889) 320,766 $6,307,964
Advisor Class
Advisor Class Shares:
Year ended September 30, 2022
Shares sold ................................... 26,643,569 $146,873,967 18,972,988 $427,940,062
Shares issued in reinvestment of distributions .......... 2,135,912 11,924,174 3,023,204 63,261,713
Shares redeemed ............................... (86,296,878) (474,444,605) (13,271,920) (292,500,005)
Net increase (decrease) .......................... (57,517,397) $(315,646,464) 8,724,272 $198,701,770
Year ended September 30, 2021
Shares sold ................................... 100,843,441 $605,662,748 15,271,199 $312,500,667
Shares issued in reinvestment of distributions .......... 2,890,966 17,388,910 5,397,482 108,098,490
Shares redeemed ............................... (108,356,509) (648,253,184) (20,941,268) (427,097,653)
Net increase (decrease) .......................... (4,622,102) $(25,201,526) (272,587) $(6,498,496)
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Income Fund and Franklin Utilities Fund pay an investment management fee, calculated daily and paid monthly, to
Advisers based on the month-end net assets of each of the Funds as follows:
Franklin DynaTech Fund, Franklin Growth Fund and Franklin U.S. Government Securities Fund pay an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of each of the Funds as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% Over $50 billion, up to and including $65 billion
0.345% Over $65 billion, up to and including $80 billion
0.340% In excess of $80 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
Franklin Focused Growth Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended September 30, 2022, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.700% Up to and including $500 million
0.600% Over $500 million, up to and including $1 billion
0.550% Over $1 billion, up to and including $3 billion
0.500% Over $3 billion, up to and including $5 billion
0.450% In excess of $5 billion
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Gross effective investment management fee rate ........ 0.414% 0.700% 0.426%
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Gross effective investment management fee rate ........ 0.373% 0.449% 0.456%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25%
Compensation Plans:
Class C ............................... 1.00% 1.00% 1.00%
Class R ............................... 0.50% 0.50% 0.50%
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25%
Class A1 .............................. 0.15% 0.15% 0.15%
Compensation Plans:
Class C ............................... 0.65% 0.65% 0.65%
Class R ............................... 0.50% 0.50% 0.50%
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $3,095,898 $58,275 $1,291,324
CDSC retained ........................... $286,770 $16,301 $67,019
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $2,564,668 $36,458 $150,471
CDSC retained ........................... $1,255,359 $189,827 $53,013
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
For the year ended September 30, 2022, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended September 30, 2022, investments in affiliated management investment companies were as follows:
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Transfer agent fees ........................ $7,712,599 $124,164 $7,678,928
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Transfer agent fees ........................ $25,912,466 $2,413,403 $2,940,777
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin DynaTech Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $ 396,130,154 $ 3,825,731,647 $ (3,950,997,829) $ — $ — $ 270,863,972 270,863,972 $ 1,718,371
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $44,677,000 $997,539,000 $(1,041,831,000) $— $— $385,000 385,000 $14,454
Total Affiliated Securities ... $440,807,154 $4,823,270,647 $(4,992,828,829) $— $— $271,248,972 $1,732,825
Franklin Focused Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $3,205,079 $36,012,053 $(37,940,908) $— $— $1,276,224 1,276,224 $8,575
Total Affiliated Securities ... $3,205,079 $36,012,053 $(37,940,908) $— $— $1,276,224 $8,575
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $ 141,998,542 $ 1,980,861,202 $ (2,053,134,220) $ — $ — $ 69,725,524 69,725,524 $ 418,777
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $76,774,000 $524,994,000 $(601,768,000) $— $— $— — $21,203
Total Affiliated Securities ... $218,772,542 $2,505,855,202 $(2,654,902,220) $— $— $69,725,524 $439,980
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Clarion Partners Real Estate
Income Fund, Inc., Class I .... $— $75,000,000 $— $— $98,472 $75,098,472 5,903,968 $647,448
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . 3,428,988,776 21,584,042,238 (24,132,139,313) — — 880,891,701 880,891,701 7,156,120
Total Non-Controlled Affiliates $3,428,988,776 $21,659,042,238 $(24,132,139,313) $ — $ 98,472 $955,990,173 $ 7,803,568
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $1,876,000 $1,121,047,697 $(998,820,697) $— $— $124,103,000 124,103,000 $478,102
Total Affiliated Securities ... $3,430,864,776 $22,780,089,935 $(25,130,960,010) $— $98,472 $1,080,093,173 $8,281,670
Franklin U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $85,708,046 $906,997,286 $(945,078,449) $— $— $47,626,883 47,626,883 $211,609
Total Affiliated Securities ... $85,708,046 $906,997,286 $(945,078,449) $— $— $47,626,883 $211,609
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its respective fees and to assume as its own expense certain expenses otherwise payable by Franklin Focused Growth Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund does not exceed 0.85% based on the average net assets of each class until January 31, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until January 31, 2023.
h. Other Affiliated Transactions
During the year ended September 30, 2022, the New Jersey Better Educational Savings Trust Program – Franklin Templeton
Managed Investments Options (529 Portfolios) redeemed out of Franklin Growth Fund. As a result, on July 15, 2022, the
Fund delivered portfolio securities and cash that were transferred in-kind to the 529 Portfolios, which included $74,761,884 of net realized gains. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
i. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases, sales and the related net realized gains (losses), if any, for the year ended September 30, 2022, were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Utilities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $ 12,629,462 $ 562,887,117 $ (508,471,360) $ — $ — $ 67,045,219 67,045,219 $ 289,726
Total Affiliated Securities ... $12,629,462 $562,887,117 $(508,471,360) $— $— $67,045,219 $289,726
Franklin Income
Fund
Purchases .............................. $18,212,500
Sales .................................. —
Net Realized Gains (Losses) ................. —
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended September 30, 2022, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2022, the capital loss carryforwards were as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At September 30, 2022, the deferred losses were as follows:
The tax character of distributions paid during the years ended September 30, 2022 and 2021, was as follows:
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $686,503,830 $348,984,907
Long term ............................. — 434,722,766
Total capital loss carryforwards ............ $686,503,830 $783,707,673
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
a a a
Late-year ordinary loss ..................... $50,086,969 $430,108
Post-October capital loss ................... 883,455,170 11,785,456
$933,542,139 $12,215,564
Franklin DynaTech Fund Franklin Focused Growth Fund
2022 2021 2022 2021
Distributions paid from:
Ordinary income ........................ $— $— $— $169,579
Long term capital gain .................... 396,128,968 — 669,614 337,970
$396,128,968 $— $669,614 $507,549
Franklin Growth Fund Franklin Income Fund
2022 2021 2022 2021
Distributions paid from:
Ordinary income ........................ $10,164,224 $36,384,494 $3,902,195,620 $3,325,267,435
Long term capital gain .................... 1,918,843,371 1,511,318,382 1,062,281,571 —
$1,929,007,595 $1,547,702,876 $4,964,477,191 $3,325,267,435

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
At September 30, 2022, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, EU reclaims, paydown losses, bond discounts and premiums, equity-linked securities, wash sales and gains realized on in-kind shareholder redemptions.
Franklin Growth Fund and Franklin U tilities Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
Franklin U.S. Government Securities
Fund Franklin Utilities Fund
2022 2021 2022 2021
Distributions paid from:
Ordinary income ........................ $90,397,421 $113,609,107 $167,618,020 $162,038,791
Long term capital gain .................... — — 161,364,364 423,015,872
$90,397,421 $113,609,107 $328,982,384 $585,054,663
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
a a a a
Cost of investments ....................... $12,972,956,138 $75,501,835 $5,643,831,714
Unrealized appreciation ..................... $4,511,511,846 $3,190,838 $9,272,588,809
Unrealized depreciation ..................... (676,516,046) (11,328,031) (471,226,670)
Net unrealized appreciation (depreciation) ....... $3,834,995,800 $(8,137,193) $8,801,362,139
Distributable earnings:
Undistributed ordinary income ................ $— $— $9,170,919
Undistributed long term capital gains ........... — — 1,434,873,065
Total distributable earnings .................. $— $— $1,444,043,984
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
a a a a
Cost of investments ....................... $71,256,664,083 $3,284,330,400 $3,425,469,020
Unrealized appreciation ..................... $2,429,286,668 $8,450,291 $3,073,917,444
Unrealized depreciation ..................... (7,824,335,999) (380,691,517) (56,381,014)
Net unrealized appreciation (depreciation) ....... $(5,395,049,331) $(372,241,226) $3,017,536,430
Distributable earnings:
Undistributed ordinary income ................ $106,771,415 $436,025 $—
Undistributed long term capital gains ........... — — 89,297,072
Total distributable earnings .................. $106,771,415 $436,025 $89,297,072
5. Income Taxes
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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6. Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions) for the year ended September
30, 2022, were as follows:
At September 30, 2022, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
7. Credit Risk and Defaulted Securities
At September 30, 2022, Franklin Income Fund had 27.3% of its portfolio invested in high yield securities, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Franklin Income Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At
September 30, 2022, the aggregate value of these securities was $257,887,153, representing 0.4% of the Fund's net assets.
The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Funds will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Purchases .............................. $9,692,202,359 $39,904,031 $928,234,294
Sales .................................. $9,251,264,503 $37,519,310 $2,906,524,877
a
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Purchases .............................. $60,024,096,189 $1,929,391,163 $524,096,373
Sales .................................. $54,460,658,312 $2,787,739,222 $376,702,766
a
Sales of investments excludes in-kind transactions of $166,811,092.
Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Securities lending transactions
a
:
Equity investments
b
........................ $590,086 $— $153,123,311
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
10. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At September 30, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Fund
25,413 Canva, Inc. ................................ 11/08/21 $ 43,323,040 $ 17,289,962
2,353 Canva, Inc., A .............................. 11/08/21 4,011,298 1,600,884
94 Canva, Inc., A-3 ............................. 11/08/21 160,247 63,954
8 Canva, Inc., A-4 ............................. 11/08/21 13,638 5,443
5 Canva, Inc., A-5 ............................. 11/08/21 8,524 3,402
96,603 Checkout Payments Group Ltd., B ............... 1/11/22 30,000,062 17,717,100
822,494 Gusto, Inc., E ............................... 7/13/21 24,999,977 24,509,385
849,894 OneTrust LLC, C ............................ 4/01/21 16,666,676 9,210,092
540,043 Stripe, Inc., B ............................... 5/18/21 21,671,052 11,127,740
756,137 Stripe, Inc., H ............................... 3/15/21 30,339,997 15,580,419
Total Restricted Securities (Value is 0.7% of Net Assets) .............. $171,194,511 $97,108,381

Franklin Custodian Funds
Notes to Financial Statements

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11. Other Derivative Information
At September 30, 2022, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
For the year ended September 30, 2022, the effect of derivative contracts in the Statements of Operations was as follows:
For the year ended September 30, 2022, the average month end notional amount of options represented 41,020,631 shares.
The average month end notional amount of futures contract was $215,504,808.
See Note 1(e) regarding derivative financial instruments.
12. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended September 30, 2022, investments in “affiliated companies” were as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Income Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 14,804,250
a
Variation margin on futures
contracts
$ —
Equity contracts ...........
Investments in securities, at value — Options written, at value 135,982,500
Total .................... $14,804,250 $135,982,500
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $— Futures contracts $14,804,250
Equity Contracts ..............
Written options 337,171,136 Written options (1,418,082)
Total ....................... $337,171,136 $13,386,168

Franklin Custodian Funds
Notes to Financial Statements

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13. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended September 30, 2022, the
Funds did not use the Global Credit Facility.
14. Redemption In-Kind
During the year ended September 30, 2022 and year ended September 30, 2021, Franklin Growth Fund realized $47,765,967 and $80,827,002, respectively, of net gains resulting from redemptions in-kind in which a shareholder redeemed fund shares for cash and securities held by the Fund. Because such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Principal
Amount Held
at End
of Year
Investment
Income
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Chesapeake Energy Corp. $ 307,950,000 $ — $ (427,970,354) $ (148,488,476) $ 268,508,830 $ —
a
— $ 10,834,844
Chesapeake Energy Corp.,
2/09/26 .......... 391,333,500 — (443,405,549) (211,75 5 ,187) 263,8 27 ,236 —
a
— —
Chesapeake Energy Corp.,
Escrow Account, 144A 26,742,500 — — — —
b
—
b
—
b
1,468,750
CHS/Community Health
Systems, Inc. ...... 117,000,000 — (35,262,898) (61,717,673) —
b
—
b
—
b
—
Civitas Resources, Inc. . 162,860,000 — (178,910,510) 50,730,510 (34,680,000) —
a
— 1,140,106
Weatherford International
plc. ............ 232,499,400 — (299,424,341) 92,184,341 —
b
—
b
—
b
—
$1,238,385,400 $— $(1,384,973,652) $ (279,04 6 ,485) $ 497,65 6 ,066 $— — $ 13,44 3 ,700
Interest
Civitas Resources, Inc.,
Senior Note, 7.5%,
4/30/26 .......... 33,003,296 — (32,713,617) — (289,679) —
a
— 1,438,036
Total Affiliated Securities
(Value is —% of Net
Assets) .......... $1,271,388,696 $— $(1,417,687,269) $(279,046,485) $497,366,387 $— $14,881,736
a
As of September 30, 2022, no longer held by the fund.
b
As of September 30, 2022, no longer an affiliate.
12. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
15. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2022, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin DynaTech Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 137,737,300 $ — $ — $ 137,737,300
Automobiles .......................... 702,912,500 — — 702,912,500
Biotechnology ......................... 45,452,500 106,768,389 — 152,220,889
Capital Markets ........................ 374,088,000 — — 374,088,000
Chemicals ........................... 263,656,500 — — 263,656,500
Construction & Engineering ............... 127,390,000 — — 127,390,000
Electric Utilities ........................ 290,117,000 — — 290,117,000
Electrical Equipment .................... 5,478,000 — — 5,478,000
Electronic Equipment, Instruments &
Components ........................ 112,160,000 84,765,637 — 196,925,637
Energy Equipment & Services ............. 55,645,000 — — 55,645,000
Entertainment ......................... 19,617,500 — — 19,617,500
Equity Real Estate Investment Trusts (REITs) . 171,235,000 — — 171,235,000
Health Care Equipment & Supplies ......... 1,102,609,750 — — 1,102,609,750
Health Care Providers & Services .......... 287,451,100 — — 287,451,100
Health Care Technology ................. 107,172,000 — — 107,172,000
Hotels, Restaurants & Leisure ............. 146,120,250 — — 146,120,250
Interactive Media & Services .............. 880,765,000 — — 880,765,000
Internet & Direct Marketing Retail .......... 1,295,556,000 — — 1,295,556,000
IT Services ........................... 1,068,745,074 249,445,135 — 1,318,190,209
Life Sciences Tools & Services ............ 1,294,308,000 108,679,619 — 1,402,987,619
Machinery ............................ 110,610,000 — — 110,610,000
Pharmaceuticals ....................... 316,277,250 — — 316,277,250
Professional Services ................... 34,825,000 — — 34,825,000
Semiconductors & Semiconductor Equipment . 1,881,486,800 44,783,699 — 1,926,270,499
Software ............................. 4,740,941,950 2,313,830 — 4,743,255,780
Technology Hardware, Storage & Peripherals . 317,860,000 — — 317,860,000
Trading Companies & Distributors .......... 32,228,000 — — 32,228,000
Preferred Stocks ........................ — 17,296,097 — 17,296,097
Short Term Investments ................... 271,248,972 205,086 — 271,454,058
Total Investments in Securities ........... $16,193,694,446 $614,257,492
a
$— $16,807,951,938

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
Level 1 Level 2 Level 3 Total
Franklin Focused Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 477,700 $ — $ — $ 477,700
Automobiles .......................... 4,222,250 — — 4,222,250
Capital Markets ........................ 1,450,958 — — 1,450,958
Electric Utilities ........................ 3,582,710 — — 3,582,710
Equity Real Estate Investment Trusts (REITs) . 1,678,012 — — 1,678,012
Food & Staples Retailing ................. 3,712,987 — — 3,712,987
Health Care Equipment & Supplies ......... 4,029,210 — — 4,029,210
Health Care Technology ................. 810,055 — — 810,055
Interactive Media & Services .............. 3,759,523 — — 3,759,523
Internet & Direct Marketing Retail .......... 7,130,777 — — 7,130,777
IT Services ........................... 4,127,550 1,226,023 — 5,353,573
Life Sciences Tools & Services ............ 4,529,230 — — 4,529,230
Metals & Mining ....................... 515,007 — — 515,007
Personal Products ..................... 954,494 — — 954,494
Road & Rail .......................... 399,920 — — 399,920
Semiconductors & Semiconductor Equipment . 8,275,816 — — 8,275,816
Software ............................. 15,206,196 — — 15,206,196
Short Term Investments ................... 1,276,224 — — 1,276,224
Total Investments in Securities ........... $66,138,619 $1,226,023
b
$— $67,364,642
Franklin Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 748,035,766 — — 748,035,766
Auto Components ...................... 47,040,421 — — 47,040,421
Automobiles .......................... 134,266,543 — — 134,266,543
Beverages ........................... 539,292,406 — — 539,292,406
Biotechnology ......................... 343,722,631 — — 343,722,631
Building Products ...................... 198,653,542 — — 198,653,542
Capital Markets ........................ 609,889,039 — — 609,889,039
Chemicals ........................... 392,053,947 — — 392,053,947
Commercial Services & Supplies ........... 86,303,640 — — 86,303,640
Construction Materials .................. 99,653,680 — — 99,653,680
Electric Utilities ........................ 156,870,653 — — 156,870,653
Electrical Equipment .................... 108,305,280 — — 108,305,280
Electronic Equipment, Instruments &
Components ........................ 492,771,729 — — 492,771,729
Entertainment ......................... 74,598,183 — — 74,598,183
Equity Real Estate Investment Trusts (REITs) . 141,473,831 — — 141,473,831
Food & Staples Retailing ................. 25,856,310 — — 25,856,310
Food Products ........................ 41,348,699 — — 41,348,699
Health Care Equipment & Supplies ......... 637,991,675 — — 637,991,675
Health Care Providers & Services .......... 169,123,312 — — 169,123,312
Health Care Technology ................. 44,387,839 — — 44,387,839
Hotels, Restaurants & Leisure ............. 166,987,754 — — 166,987,754
Interactive Media & Services .............. 535,721,112 — — 535,721,112
Internet & Direct Marketing Retail .......... 543,238,912 — — 543,238,912
IT Services ........................... 682,585,528 79,968,369 17,289,962 779,843,859
Life Sciences Tools & Services ............ 940,259,131 — — 940,259,131
Machinery ............................ 605,631,989 — — 605,631,989
Media ............................... 55,179,909 — — 55,179,909
Personal Products ..................... 39,597,787 — — 39,597,787
Pharmaceuticals ....................... 627,759,284 — — 627,759,284
15. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Growth Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Professional Services ................... $ 201,459,809 $ — $ — $ 201,459,809
Road & Rail .......................... 491,592,531 — — 491,592,531
Semiconductors & Semiconductor Equipment . 891,612,674 — — 891,612,674
Software ............................. 2,287,547,356 — 28,844,840 2,316,392,196
Technology Hardware, Storage & Peripherals . 675,202,773 — — 675,202,773
Textiles, Apparel & Luxury Goods .......... 150,234,080 — — 150,234,080
Trading Companies & Distributors .......... 123,350,967 — — 123,350,967
Water Utilities ......................... 88,790,857 — — 88,790,857
Convertible Preferred Stocks ............... — — 50,973,579 50,973,579
Short Term Investments ................... 69,725,524 — — 69,725,524
Total Investments in Securities ........... $14,268,117,103 $79,968,369
c
$97,108,381 $14,445,193,853
Franklin Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 821,703,763 — — 821,703,763
Air Freight & Logistics ................... 201,925,000 — — 201,925,000
Banks ............................... 1,532,787,821 — — 1,532,787,821
Biotechnology ......................... 504,575,000 — — 504,575,000
Capital Markets ........................ 395,050,000 — — 395,050,000
Chemicals ........................... 364,470,000 — — 364,470,000
Communications Equipment .............. 336,000,000 — — 336,000,000
Diversified Telecommunication Services ..... 515,398,326 — — 515,398,326
Electric Utilities ........................ 1,363,000,000 — — 1,363,000,000
Energy Equipment & Services ............. 77,496,000 — — 77,496,000
Food & Staples Retailing ................. 64,850,000 — — 64,850,000
Health Care Equipment & Supplies ......... 40,375,000 — — 40,375,000
Health Care Providers & Services .......... 1,919,341 — — 1,919,341
Household Products .................... 284,062,500 — — 284,062,500
Industrial Conglomerates ................ 110,500,000 390,991,431 — 501,491,431
Insurance ............................ 261,354,000 — — 261,354,000
IT Services ........................... 297,025,000 — — 297,025,000
Metals & Mining ....................... 382,236,897 — — 382,236,897
Multiline Retail ........................ 74,195,000 — — 74,195,000
Multi-Utilities .......................... 887,315,000 — — 887,315,000
Oil, Gas & Consumable Fuels ............. 2,275,079,900 — — 2,275,079,900
Pharmaceuticals ....................... 1,707,300,000 — — 1,707,300,000
Semiconductors & Semiconductor Equipment . 870,523,800 — — 870,523,800
Specialty Retail ........................ 344,925,000 — — 344,925,000
Tobacco ............................. 290,535,000 — — 290,535,000
Management Investment Companies ......... 75,098,472 — — 75,098,472
Equity-Linked Securities ................... — 12,613,014,020 — 12,613,014,020
Convertible Preferred Stocks :
Capital Markets ........................ 65,304,000 — — 65,304,000
Electric Utilities ........................ 923,370,000 — — 923,370,000
Multi-Utilities .......................... 100,590,000 — — 100,590,000
Thrifts & Mortgage Finance ............... — 43,460,000 — 43,460,000
Preferred Stocks ........................ 14,720,000 — — 14,720,000
Convertible Bonds ....................... — 152,889,284 — 152,889,284
Corporate Bonds ........................ — 28,278,304,993 — 28,278,304,993
U.S. Government and Agency Securities ....... — 8,157,470,703 — 8,157,470,703
Asset-Backed Securities .................. — 43,498,177 — 43,498,177
15. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
Level 1 Level 2 Level 3 Total
Franklin Income Fund (continued)
Assets: (continued)
Investments in Securities:
Convertible Preferred Stocks:
Mortgage-Backed Securities ................ $ — $ 26,922,995 $ — $ 26,922,995
Escrows and Litigation Trusts ............... — 58,541,567 — 58,541,567
Short Term Investments ................... 1,004,994,701 29,020,311 — 1,034,015,012
Total Investments in Securities ........... $16,188,679,521 $49,794,113,481
d
$— $65,982,793,002
Other Financial Instruments:
Futures contracts ........................ $ 14,804,250 $ — $ — $ 14,804,250
Total Other Financial Instruments ......... $14,804,250 $— $— $14,804,250
Liabilities:
Other Financial Instruments:
Options written .......................... $ 135,982,500 $ — $ — $ 135,982,500
Total Other Financial Instruments ......... $135,982,500 $— $— $135,982,500
Franklin U.S. Government Securities Fund
Assets:
Investments in Securities:
e
U.S. Government and Agency Securities ....... — 16,087,354 — 16,087,354
Mortgage-Backed Securities ................ — 2,848,374,937 — 2,848,374,937
Short Term Investments ................... 47,626,883 — — 47,626,883
Total Investments in Securities ........... $47,626,883 $2,864,462,291 $— $2,912,089,174
Franklin Utilities Fund
Assets:
Investments in Securities:
Common Stocks :
Construction & Engineering ............... 120,340,000 — — 120,340,000
Diversified Telecommunication Services ..... — 59,574,314 — 59,574,314
Electric Utilities ........................ 3,687,568,493 23,225,778 — 3,710,794,271
Gas Utilities .......................... 111,155,000 — — 111,155,000
Independent Power and Renewable Electricity
Producers .......................... 113,610,000 — — 113,610,000
Multi-Utilities .......................... 1,814,227,476 120,616,739 — 1,934,844,215
Oil, Gas & Consumable Fuels ............. 243,825,000 — — 243,825,000
Water Utilities ......................... 62,070,000 19,747,431 — 81,817,431
Short Term Investments ................... 67,045,219 — — 67,045,219
Total Investments in Securities ........... $6,219,841,188 $223,164,262
f
$— $6,443,005,450
a
Includes foreign securities valued at $614,052,406, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $1,226,023, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $79,968,369, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $390,991,431, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
For detailed categories, see the accompanying schedule of investments.
f
Includes foreign securities valued at $163,589,948, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
15. Fair Value Measurements
(continued)

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Notes to Financial Statements

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Currency
USD
United States Dollar
16. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity
Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15,
2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
17. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
LIBOR
London Inter-Bank Offered Rate
NYRS
New York Registry Shares
PIK
Payment-In-Kind

Franklin Custodian Funds
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Custodian Funds and Shareholders of Franklin DynaTech Fund, Franklin Focused Growth
Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund, and Franklin Utilities Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
DynaTech Fund, Franklin Focused Growth Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government
Securities Fund, and Franklin Utilities Fund (constituting Franklin Custodian Funds, hereafter collectively referred to as the "Funds") as of September 30, 2022, the related statements of operations for the year ended September 30, 2022, the statements of changes in net assets for each of the two years in the period ended September 30, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the
Funds as of September 30, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2022 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
November 15, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Custodian Funds
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended September 30, 2022:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to:
Franklin
DynaTech Fund
Franklin Focused
Growth Fund
Franklin Growth
Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $396,128,968 $669,614 $2,099,662,713
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $56,376,266 $328,145 $126,422,435
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $67,610,222 $369,356 $146,832,800
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) — — $7,311,051
Section 163(j) Interest Dividends Earned §163(j) — — $32,051
Pursuant to:
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin Utilities
Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $1,062,281,571 — $168,579,500
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $804,944,381 — $179,375,354
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $1,015,969,614 — $196,702,262
Qualified Net Interest Income (QII) §871(k)(1)(C) $1,269,300,441 $90,961,677 —
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) $457,549,549 — $21,202,070
Section 163(j) Interest Dividends Earned §163(j) $1,406,329,438 $90,800,307 $259,949
Interest Earned from Federal
Obligations Note (1) $108,012,009 — —

Franklin Custodian Funds
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1976 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 100 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 120 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Custodian Funds

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead Independent
Trustee since 2019
120 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Custodian Funds

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 100 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2013 131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board since 2013,
Trustee since 1983
and Vice President
since 1982
120 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Custodian Funds

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Steven J. Gray (1955) Vice President
and
Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President
– AML
Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue New York,
NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway San
Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc. and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Lori A. Weber (1964) Vice President
and
Co-Secretary
Vice President since
2011 and
Co-Secretary since
2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Custodian Funds

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Custodian Funds
Shareholder Information

franklintempleton.com
Annual Report
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin Custodian Funds
Shareholder Information

franklintempleton.com
Annual Report
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with the
U.S. Securities and Exchange Commission for the first and
third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form
N-PORT by visiting the Commission’s website at sec.gov.
The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of availability of, the
Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FCF A 11/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Custodian Funds
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
 Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $460,292 for the fiscal year ended September 30, 2022 and $458,671 for the fiscal year ended September 30, 2021.

(b)      Audit-Related Fees
The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4 were $9,000 for the fiscal year ended September 30, 2022 and $9,399 for the fiscal year ended September 30, 2021. The services for which these fees were paid included attestation services.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $43,364 for the fiscal year ended September 30, 2022 and $89,027 for the fiscal year ended September 30, 2021. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and professional fees in connection with SOC 1 Reports.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $258,207 for the fiscal year ended September 30, 2022 and $37,812 for the fiscal year ended September 30, 2021. The services for which these fees were paid included benchmarking services in connection with the ICI TA Survey, professional fees in connection with determining the feasibility of a U.S. direct lending structure, assets under management certification, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with a license for accounting and business knowledge platform Viewpoint, fees in connection with a license for employee development tool ProEdge, and professional fees in connection with SOC 1 Reports.
(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $310,571 for the fiscal year ended September 30, 2022 and $136,238 for the fiscal year ended September 30, 2021.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee

of Listed Registrants.  N/A

Item 6. Schedule of Investments.          N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.   N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                         N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Evaluation of Disclosure Controls and Procedures
. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)

Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
CUSTODIAN FUNDS

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  November 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  November 30, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  November 30, 2022